UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI
First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

First Trust Indxx Medical Devices ETF (MDEV)

Semi-Annual Report
For the Period Ended
September 30, 2021

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2021. Please note that the First Trust Indxx Medical Devices ETF was incepted on June 22, 2021, and so the information in this letter and the semi-annual report prior to that date will not apply to this Fund.
A great deal has changed over the past 18 months. Suffice it to say that the dominant story in 2020 was the onset of the coronavirus (“COVID-19”) pandemic. It is still a huge story 20 months later, mostly due to the arrival of the Delta variant in the U.S. and the subsequent surge in cases around mid-2021. The Delta variant is twice as contagious as the previous variants, according to the Centers for Disease Control and Prevention (“CDC”). Fortunately, we have come to learn that the existing vaccines approved by the U.S. Food and Drug Administration have been effective in providing protection against the Delta variant, particularly with respect to keeping the people already vaccinated out of the intensive care unit. As I’m sure you are aware, a significant percentage of the U.S. population has chosen not to be vaccinated. These individuals have proven to be much more vulnerable to the virus and account for the lion’s share of hospitalizations, according to the CDC. While it is these individuals right to choose, unless mandated by a private company or government agency, the universe of people that have not gotten vaccinated is large enough that it has likely delayed the full economic recovery, at least on the margin, in our opinion. In the U.S., the path chosen by the federal government to help mitigate the economic fallout from the pandemic has been to inject trillions of dollars of liquidity (stimulus) into the financial system. To date, it appears to have been effective, however, it has contributed to a new and potentially ominous headwind for the economy: inflation.
The Consumer Price Index came in at 5.4% year-over-year in September 2021, the largest increase since 2008, according to data from the Bureau of Labor Statistics (“BLS”). The BLS also reported that the Producer Price Index was up 8.6% compared to a year ago, its highest level since 1981. These two barometers of inflation are clearly elevated. Why is rising inflation worth noting? It tends to reduce the purchasing power of the currency one uses over time. In the case of the U.S., it reduces how much consumers can buy with their dollars. A modest amount of inflation can be a sign that the economy is healthy. Too much inflation can derail an economy. While we are not even close to that point yet, investors should monitor the direction of inflation moving forward because the U.S. economy has yet to fully reopen from the COVID-19 pandemic and millions of workers remain on the sideline. Earlier this year, Federal Reserve Chairman Jerome Powell proclaimed that the spike in inflation in the U.S. would be relatively short-lived, or “transitory.” He cited the pandemic-related bottlenecks in the global supply chain for creating shortages in such critical industries as semiconductors as being largely responsible for the sharp rise in prices. With prices rising nearly across the board, his take on inflation is losing credibility with each passing month, in my opinion. If inflation continues to run hotter-than-expected, we believe that the Federal Reserve will likely have to alter its easy monetary policy in favor of one that boosts interest rates and bond yields.
The markets have performed quite well over the past 18 months. I believe that the combination of the federal government’s efforts in fast-tracking the vaccines, its decisiveness in injecting trillions of dollars of capital into the financial system to help backstop it, and the ability of millions of workers to adapt to working efficiently from home helped boost the confidence levels of investors throughout. Having said that, I still feel we need to fully reopen the U.S. economy, put the millions of people out of work back to work and remedy the global supply chain bottlenecks. While investors should be prepared for the possibility of some additional volatility moving forward, due to inflationary pressures, the potential for higher interest rates and bond yields, and next year’s mid-term election season, we encourage them to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2021
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported in its latest release that global gross domestic product (“GDP”) growth is expected to come in at 5.9% in 2021 and 4.9% in 2022, up from -3.1% in 2020. Keep in mind that the onset of the coronavirus (“COVID-19”) pandemic in the U.S. and most global regions occurred in the first quarter of 2020. The IMF sees the U.S. economy growing at 6.0% in 2021 and 5.2% in 2022, up from -3.4% in 2020. With respect to all Advanced Economies, the IMF is projecting GDP growth of 5.2% in 2021 and 4.5% in 2022, up from -4.5% in 2020. Lastly, the IMF projects Emerging Market and Developing Economies to grow at a rate of 6.4% in 2021 and 5.1% in 2022, up from -2.1% in 2020. Looking ahead to 2022, the outlook for growth is encouraging, but down a bit from the strong pandemic-induced recovery in 2021. The IMF is concerned that inflationary pressures stemming from the global supply chain bottlenecks could push prices higher if the problems persist. That scenario could, in turn, cause central banks to raise rates quickly to try and prevent inflation from overheating.
One of the better barometers for judging the overall business climate is mergers and acquisitions (“M&A”) activity, in our opinion. M&A deals totaled $4.3 trillion over the first nine months of 2021, the most ever recorded for that period, according to data from Refinitiv. The $1.52 trillion in deal value registered in the third quarter of 2021 was the highest ever for a calendar quarter. Executives are expanding their businesses aggressively in the current climate.
Performance of Global Stocks and Bonds
With respect to U.S. equities, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® Indices posted total returns of 9.18%, 1.81% and 1.54%, respectively, for the six-month period ended September 30, 2021. Large-capitalization (“cap”) stocks significantly outperformed their mid- and small-cap counterparts in the period. Investors may have favored well-capitalized companies in the period due to the surge in the volume of Delta variant cases of COVID-19, in our opinion. All 11 sectors that comprise the S&P 500® Index were up on a total return basis. The top performer was the Real Estate sector, up 14.08%, while the worst result came from the Industrials sector, up 0.06%.
A Bloomberg survey of 21 equity strategists found that their average 2021 year-end price target for the S&P 500® Index was 4,466 as of September 21, 2021, up from 4,335 on August 20, 2021, according to its own release. The highest and lowest estimates were 4,825 (up from 4,700) and 3,800 (unchanged), respectively. On September 30, 2021, the S&P 500® Index closed at 4,307.54, which was 5.06% below its all-time closing high of 4,536.95 on September 2, 2021. As of October 1, 2021, Bloomberg’s 2021, 2022 and 2023 consensus earnings growth rate estimates for the S&P  500® Index stood at 44.90%, 8.95% and 9.80%, respectively.
Over the past six months, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 4.95% (USD) and -3.45% (USD), respectively, according to Bloomberg. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 0.42% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt rose by 1.99% (USD), according Bloomberg. Over that same period, the U.S. dollar rose by 1.07% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The modest increase in the dollar had little impact on the performance of these foreign indices, in our opinion.
In the U.S. bond market, the top-performing major debt group we track was high yield corporate bonds. The Bloomberg U.S. Corporate High Yield Index posted a total return of 3.65% for the six-month period ended September 30, 2021. The worst-performing U.S. debt group that we track was long maturity Government National Mortgage Association (“GNMAs”). The Bloomberg GNMA 30-Year Index posted a total return of -0.02%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) increased by 25 points in the period to close at 1.49% on September 30, 2021, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.04% for the 10-year period ended September 30, 2021.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	5.63%	96.57%	12.76%	12.82%	82.32%	83.41%
Market Price	5.73%	96.80%	12.69%	12.84%	81.71%	83.52%
Index Performance
Nasdaq US Smart Banks IndexTM	6.01%	98.23%	13.54%	13.60%	88.68%	89.85%
NASDAQ US Benchmark Banks Index	8.51%	85.58%	15.95%	15.78%	109.55%	108.93%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Banks IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
New York Community Bancorp, Inc.	8.0%
PNC Financial Services Group (The), Inc.	8.0
JPMorgan Chase & Co.	8.0
Popular, Inc.	8.0
Citigroup, Inc.	7.6
Fifth Third Bancorp	4.3
Citizens Financial Group, Inc.	4.2
Zions Bancorp N.A.	4.2
Wells Fargo & Co.	4.0
First Horizon Corp.	3.9
Total	60.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark (“ICB”). The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	-5.23%	16.50%	5.10%	5.30%	28.22%	29.64%
Market Price	-6.62%	16.05%	5.08%	5.30%	28.09%	29.63%
Index Performance
Nasdaq US Smart Food & Beverage IndexTM	-4.97%	17.28%	5.77%	5.98%	32.38%	33.88%
NASDAQ US Benchmark Food, Beverage and Tobacco Index	0.03%	14.16%	7.33%	7.62%	42.45%	44.69%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Food & Beverage IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	95.1%
Materials	3.9
Consumer Discretionary	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Bunge Ltd.	8.8%
Tyson Foods, Inc., Class A	8.2
Archer-Daniels-Midland Co.	8.1
Darling Ingredients, Inc.	7.9
Hershey (The) Co.	7.8
General Mills, Inc.	4.2
Conagra Brands, Inc.	4.2
Kellogg Co.	4.1
B&G Foods, Inc.	4.0
JM Smucker (The) Co.	4.0
Total	61.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark (“ICB”). The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	23.47%	106.17%	-0.06%	1.02%	-0.31%	5.22%
Market Price	23.46%	106.50%	-0.06%	1.03%	-0.30%	5.28%
Index Performance
Nasdaq US Smart Oil & Gas IndexTM	24.05%	108.32%	0.60%	1.68%	3.01%	8.75%
NASDAQ US Benchmark Energy Index	9.48%	86.93%	-1.21%	-0.07%	-5.91%	-0.36%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Oil & Gas IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
SM Energy Co.	9.5%
Centennial Resource Development, Inc./DE, Class A	9.0
Cheniere Energy, Inc.	7.7
Williams (The) Cos., Inc.	7.2
Kinder Morgan, Inc.	7.1
Cabot Oil & Gas Corp.	4.7
Targa Resources Corp.	3.8
ONEOK, Inc.	3.8
Equitrans Midstream Corp.	3.7
ConocoPhillips	3.7
Total	60.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the pharmaceuticals sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	0.28%	7.58%	6.32%	6.00%	35.88%	34.05%
Market Price	0.32%	7.62%	6.32%	6.02%	35.84%	34.16%
Index Performance
Nasdaq US Smart Pharmaceuticals IndexTM	0.63%	8.07%	7.01%	6.69%	40.31%	38.49%
NASDAQ US Benchmark Pharmaceuticals Index	6.09%	15.98%	11.54%	11.38%	72.63%	71.92%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Pharmaceuticals IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Prestige Consumer Healthcare, Inc.	8.2%
Merck & Co., Inc.	8.1
Pfizer, Inc.	7.8
Johnson & Johnson	7.8
AbbVie, Inc.	7.2
Catalent, Inc.	4.3
Horizon Therapeutics PLC	4.2
Alkermes PLC	4.1
Gilead Sciences, Inc.	4.0
Zoetis, Inc.	4.0
Total	59.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the retail sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the food & drug retailers sector or the general retailers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes: (i) operators of pharmacies, including wholesalers and distributors catering to these businesses; (ii) supermarkets, food-oriented convenience stores and other food retailers and distributors; (iii) retailers and wholesalers specializing mainly in clothing, shoes, jewelry, sunglasses and other accessories; (iv) retail outlets and wholesalers; (v) retailers and wholesalers concentrating on the sale of home improvement products; (vi) providers of consumer services such as online marketplaces, auction houses, day-care centers, dry cleaners, schools, consumer rental companies, veterinary clinics, hair salons and providers of funerals, lawn maintenance, consumer storage, heating and cooling installation and plumbing services; and (vii) retailers and wholesalers concentrating on a single class of goods, such as electronics, books, automotive parts or closeouts.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	8.63%	28.99%	12.58%	12.50%	80.81%	80.81%
Market Price	8.59%	28.98%	12.57%	12.51%	80.77%	80.87%
Index Performance
Nasdaq US Smart Retail IndexTM	9.03%	29.88%	13.32%	13.23%	86.83%	86.80%
NASDAQ US Benchmark Retail Index	7.08%	14.94%	20.76%	21.09%	156.80%	161.73%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Retail IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	72.6%
Consumer Staples	15.7
Health Care	7.6
Industrials	3.2
Energy	0.9
Total	100.0%
Top Ten Holdings	% of Total Investments
GameStop Corp., Class A	6.7%
CVS Health Corp.	5.8
AutoZone, Inc.	5.3
Walmart, Inc.	5.0
Kroger (The) Co.	4.7
O’Reilly Automotive, Inc.	4.4
Costco Wholesale Corp.	4.2
Target Corp.	3.9
Dollar General Corp.	3.9
Home Depot (The), Inc.	3.7
Total	47.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	4.12%	41.10%	27.46%	28.19%	236.36%	248.51%
Market Price	4.23%	41.37%	27.33%	28.23%	234.75%	249.03%
Index Performance
Nasdaq US Smart Semiconductor IndexTM	4.45%	42.03%	28.28%	29.03%	247.35%	260.10%
NASDAQ US Benchmark Semiconductors Index	11.26%	36.10%	27.73%	28.49%	240.02%	252.71%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Semiconductor IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Texas Instruments, Inc.	8.3%
Intel Corp.	8.1
Broadcom, Inc.	8.0
Synaptics, Inc.	7.8
Amkor Technology, Inc.	7.5
ON Semiconductor Corp.	4.3
Analog Devices, Inc.	4.2
Cirrus Logic, Inc.	4.1
KLA Corp.	4.1
Micron Technology, Inc.	4.0
Total	60.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation IndexTM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21	5 Years Ended 9/30/21	Inception (9/20/16) to 9/30/21
Fund Performance
NAV	-5.80%	32.62%	9.64%	10.23%	58.40%	63.17%
Market Price	-5.89%	32.52%	9.61%	10.22%	58.19%	63.11%
Index Performance
Nasdaq US Smart Transportation IndexTM	-5.89%	32.90%	10.21%	10.80%	62.56%	67.49%
NASDAQ US Benchmark Industrial Transportation Index	-3.59%	15.39%	17.05%	17.83%	119.73%	128.16%
NASDAQ US Benchmark Index	8.40%	32.02%	17.03%	17.27%	119.50%	122.74%
(See Notes to Fund Performance Overview on page 20.)

Nasdaq® and Nasdaq US Smart Transportation IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	80.1%
Consumer Discretionary	19.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Expeditors International of Washington, Inc.	7.9%
United Rentals, Inc.	7.1
Old Dominion Freight Line, Inc.	6.9
Ford Motor Co.	6.6
CSX Corp.	5.6
General Motors Co.	4.3
Westinghouse Air Brake Technologies Corp.	4.0
PACCAR, Inc.	3.9
Norfolk Southern Corp.	3.9
JB Hunt Transport Services, Inc.	3.9
Total	54.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Medical Devices ETF (MDEV)
The First Trust Indxx Medical Devices ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Global Medical Equipment Index (the “Index”). The shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. under the ticker symbol “MDEV.”
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by Indxx, LLC (the “Index Provider”). The Index is composed of common stock and depositary receipts issued by U.S. and non-U.S. companies that comprise the medical devices industry, as determined by the Index Provider. Companies comprising the medical devices industry are those companies that focus on developing equipment, instruments, and machines to diagnose, monitor, and treat diseases.
Performance
Cumulative Total Returns
Inception (6/22/21) to 9/30/21
Fund Performance
NAV	2.70%
Market Value	2.94%
Index Performance
Indxx Global Medical Equipment Index	3.09%
MSCI World Health Care Index	1.52%
(See Notes to Fund Performance Overview on page 20.)

Indxx and Indxx Global Medical Equipment Index are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Medical Devices ETF (MDEV) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
WuXi AppTec Co., Ltd., Class H	2.6%
DexCom, Inc.	2.6
West Pharmaceutical Services, Inc.	2.6
Straumann Holding AG	2.5
Sonova Holding AG	2.5
PerkinElmer, Inc.	2.5
Edwards Lifesciences Corp.	2.4
ResMed, Inc.	2.4
Terumo Corp.	2.4
Danaher Corp.	2.4
Total	24.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2021 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF, First Trust Nasdaq Transportation ETF or First Trust Indxx Medical Devices ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended September 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$1,056.30	0.60%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$947.70	0.60%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$1,234.70	0.60%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$1,002.80	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$1,086.30	0.60%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,041.20	0.60%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
September 30, 2021 (Unaudited)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$942.00	0.60%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
	Beginning Account Value June 22, 2021 (b)	Ending Account Value September 30, 2021	Annualized Expense Ratio Based on the the Number of Days in the Period	Expenses Paid During the Period June 22, 2021 (b) to September 30, 2021 (c)
First Trust Indxx Medical Devices ETF (MDEV)
Actual	$1,000.00	$1,027.00	0.70%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	0.70%	$3.55

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2021 through September 30, 2021), multiplied by 183/365 (to reflect the six-month period).
(b)	Inception date.
(c)	Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (June 22, 2021 through September 30, 2021), multiplied by 101/365. Hypothetical expenses are assumed for the most recent six-month period.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 88.2%
101,371	Bank of America Corp.	$4,303,199
250,130	Citigroup, Inc.	17,554,123
205,376	Citizens Financial Group, Inc.	9,648,564
57,261	Comerica, Inc.	4,609,510
37,053	Cullen/Frost Bankers, Inc.	4,395,227
57,706	East West Bancorp, Inc.	4,474,523
231,433	Fifth Third Bancorp	9,822,017
4,714	First Citizens BancShares, Inc., Class A	3,974,703
548,716	First Horizon Corp.	8,938,584
45,206	First Republic Bank	8,719,333
272,519	Huntington Bancshares, Inc.	4,213,144
295,753	Investors Bancorp, Inc.	4,468,828
112,454	JPMorgan Chase & Co.	18,407,595
208,279	KeyCorp	4,502,992
30,228	M&T Bank Corp.	4,514,250
94,124	PNC Financial Services Group (The), Inc.	18,414,419
236,857	Popular, Inc.	18,396,683
207,158	Regions Financial Corp.	4,414,537
16,320	Signature Bank	4,443,610
37,460	Silvergate Capital Corp., Class A (a)	4,326,630
7,563	SVB Financial Group (a)	4,892,353
98,197	Synovus Financial Corp.	4,309,866
74,170	Truist Financial Corp.	4,350,071
73,744	US Bancorp	4,383,343
196,794	Wells Fargo & Co.	9,133,210
43,379	Western Alliance Bancorp	4,720,503
155,328	Zions Bancorp N.A.	9,613,250
		203,945,067
	Consumer Finance – 3.7%
70,141	Discover Financial Services	8,616,822
	Thrifts & Mortgage Finance – 8.0%
1,436,655	New York Community Bancorp, Inc.	18,489,750
	Total Investments – 99.9%	231,051,639
	(Cost $214,026,045) (b)
	Net Other Assets and Liabilities – 0.1%	333,997
	Net Assets – 100.0%	$231,385,636

(a)	Non-income producing security.

(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,022,491 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,996,897. The net unrealized appreciation was $17,025,594.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 231,051,639	$ 231,051,639	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 19.5%
143	Boston Beer (The) Co., Inc., Class A (a)	$72,894
1,165	Brown-Forman Corp., Class B	78,067
4,359	Coca-Cola (The) Co.	228,717
387	Constellation Brands, Inc., Class A	81,537
6,881	Keurig Dr. Pepper, Inc.	235,055
1,721	Molson Coors Beverage Co., Class B	79,820
839	Monster Beverage Corp. (a)	74,528
1,758	National Beverage Corp.	92,278
1,569	PepsiCo, Inc.	235,993
		1,178,889
	Chemicals – 3.9%
5,582	Corteva, Inc.	234,890
	Food & Staples Retailing – 1.4%
2,406	US Foods Holding Corp. (a)	83,392
	Food Products – 74.0%
8,182	Archer-Daniels-Midland Co.	491,002
8,085	B&G Foods, Inc.	241,661
684	Beyond Meat, Inc. (a)	71,998
6,484	Bunge Ltd.	527,279
1,961	Campbell Soup Co.	81,989
7,411	Conagra Brands, Inc.	251,011
6,589	Darling Ingredients, Inc. (a)	473,749
4,246	General Mills, Inc.	253,996
2,762	Hershey (The) Co.	467,468
1,797	Hormel Foods Corp.	73,677
931	Ingredion, Inc.	82,868
1,985	JM Smucker (The) Co.	238,259
3,887	Kellogg Co.	248,457
2,273	Kraft Heinz (The) Co.	83,692
1,256	Lamb Weston Holdings, Inc.	77,081
948	McCormick & Co., Inc.	76,816
3,954	Mondelez International, Inc., Class A	230,044
6,252	Tyson Foods, Inc., Class A	493,533
		4,464,580
	Specialty Retail – 1.1%
2,558	GrowGeneration Corp. (a)	63,106
	Total Investments – 99.9%	6,024,857
	(Cost $6,316,421) (b)
	Net Other Assets and Liabilities – 0.1%	7,779
	Net Assets – 100.0%	$6,032,636

(a)	Non-income producing security.

(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,174 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $309,738. The net unrealized depreciation was $291,564.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,024,857	$ 6,024,857	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Energy Equipment & Services – 4.4%
33,260	Baker Hughes Co.	$822,520
5,846	ChampionX Corp. (a)	130,717
6,828	Halliburton Co.	147,621
5,066	Helmerich & Payne, Inc.	138,859
1,617	Nabors Industries Ltd. (a)	156,008
10,354	NOV, Inc. (a)	135,741
4,863	Schlumberger N.V.	144,139
123,803	Transocean Ltd. (a)	469,214
		2,144,819
	Oil, Gas & Consumable Fuels – 95.6%
170,247	Antero Midstream Corp.	1,773,974
68,575	Antero Resources Corp. (a)	1,289,896
17,186	APA Corp.	368,296
106,512	Cabot Oil & Gas Corp.	2,317,701
3,989	Callon Petroleum Co. (a)	195,780
663,724	Centennial Resource Development, Inc./DE, Class A (a)	4,446,951
38,705	Cheniere Energy, Inc.	3,780,317
17,489	Chevron Corp.	1,774,259
69,490	CNX Resources Corp. (a)	876,964
100,486	Comstock Resources, Inc. (a)	1,040,030
26,911	ConocoPhillips	1,823,758
7,973	Delek US Holdings, Inc. (a)	143,275
23,005	Devon Energy Corp.	816,908
1,769	Diamondback Energy, Inc.	167,471
4,223	EOG Resources, Inc.	338,980
9,544	EQT Corp. (a)	195,270
179,884	Equitrans Midstream Corp.	1,824,024
17,198	Exxon Mobil Corp.	1,011,586
3,298	Hess Corp.	257,607
4,220	HollyFrontier Corp.	139,809
208,050	Kinder Morgan, Inc.	3,480,676
57,799	Kosmos Energy Ltd. (a)	171,085
94,599	Magnolia Oil & Gas Corp., Class A	1,682,916
67,975	Marathon Oil Corp.	929,218
23,047	Marathon Petroleum Corp.	1,424,535
4,745	Matador Resources, Co.	180,500
6,416	Murphy Oil Corp.	160,207
5,311	Occidental Petroleum Corp.	157,099
32,228	ONEOK, Inc.	1,868,902
5,004	Ovintiv, Inc.	164,531
13,113	PBF Energy, Inc., Class A (a)	170,076
23,233	PDC Energy, Inc.	1,101,012
1,920	Phillips 66	134,458
909	Pioneer Natural Resources Co.	151,358
9,331	Range Resources Corp. (a)	211,161
177,222	SM Energy Co.	4,675,116
29,981	Southwestern Energy Co. (a)	166,095
38,539	Targa Resources Corp.	1,896,504
42,756	Tellurian, Inc. (a)	167,176
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
2,054	Valero Energy Corp.	$144,951
137,097	Williams (The) Cos., Inc.	3,556,296
		47,176,728
	Total Investments – 100.0%	49,321,547
	(Cost $44,887,545) (b)
	Net Other Assets and Liabilities – 0.0%	13,357
	Net Assets – 100.0%	$49,334,904

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,911,498 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $477,496. The net unrealized appreciation was $4,434,002.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 49,321,547	$ 49,321,547	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 31.7%
11,917	AbbVie, Inc.	$1,285,487
23,846	Alkermes PLC (a)	735,411
8,852	BioMarin Pharmaceutical, Inc. (a)	684,171
3,130	Blueprint Medicines Corp. (a)	321,795
10,242	Gilead Sciences, Inc.	715,404
6,896	Horizon Therapeutics PLC (a)	755,388
7,343	Ionis Pharmaceuticals, Inc. (a)	246,284
3,469	United Therapeutics Corp. (a)	640,308
1,458	Vertex Pharmaceuticals, Inc. (a)	264,466
		5,648,714
	Health Care Providers & Services – 3.9%
14,201	Cardinal Health, Inc.	702,382
	Pharmaceuticals – 64.3%
11,149	Bristol-Myers Squibb Co.	659,686
5,715	Catalent, Inc. (a)	760,495
13,720	Corcept Therapeutics, Inc. (a)	270,010
8,747	Elanco Animal Health, Inc. (a)	278,942
2,886	Eli Lilly & Co.	666,810
127,498	Endo International PLC (a)	413,093
22,425	Esperion Therapeutics, Inc. (a)	270,221
2,217	Jazz Pharmaceuticals PLC (a)	288,676
8,611	Johnson & Johnson	1,390,676
19,320	Merck & Co., Inc.	1,451,125
27,649	Ocular Therapeutix, Inc. (a)	276,490
4,924	Pacira BioSciences, Inc. (a)	275,744
7,130	Perrigo Co. PLC	337,463
32,361	Pfizer, Inc.	1,391,847
25,978	Prestige Consumer Healthcare, Inc. (a)	1,457,626
367,257	TherapeuticsMD, Inc. (a)	272,284
3,644	Zoetis, Inc.	707,446
19,714	Zogenix, Inc. (a)	299,456
		11,468,090
	Total Investments – 99.9%	17,819,186
	(Cost $17,131,742) (b)
	Net Other Assets and Liabilities – 0.1%	24,378
	Net Assets – 100.0%	$17,843,564

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,848,370 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,160,926. The net unrealized appreciation was $687,444.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,819,186	$ 17,819,186	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Commercial Services & Supplies – 1.1%
1,767	Copart, Inc. (a)	$245,118
	Diversified Consumer Services – 0.8%
2,465	Chegg, Inc. (a)	167,669
	Food & Staples Retailing – 15.6%
2,060	Costco Wholesale Corp.	925,661
25,511	Kroger (The) Co.	1,031,410
2,574	Sysco Corp.	202,059
4,039	Walgreens Boots Alliance, Inc.	190,035
8,001	Walmart, Inc.	1,115,179
		3,464,344
	Health Care Providers & Services – 7.6%
1,678	AmerisourceBergen Corp.	200,437
15,077	CVS Health Corp.	1,279,434
1,005	McKesson Corp.	200,377
		1,680,248
	Internet & Direct Marketing Retail – 6.7%
58	Amazon.com, Inc. (a)	190,532
2,327	Chewy, Inc., Class A (a)	158,492
4,806	eBay, Inc.	334,834
948	Etsy, Inc. (a)	197,146
2,840	Overstock.com, Inc. (a)	221,293
4,892	Stitch Fix, Inc., Class A (a)	195,436
730	Wayfair, Inc., Class A (a)	186,522
		1,484,255
	Multiline Retail – 17.0%
4,016	Dollar General Corp.	851,954
7,994	Dollar Tree, Inc. (a)	765,186
8,666	Kohl’s Corp.	408,082
22,812	Macy’s, Inc.	515,551
7,166	Nordstrom, Inc. (a)	189,541
2,832	Ollie’s Bargain Outlet Holdings, Inc. (a)	170,713
3,804	Target Corp.	870,241
		3,771,268
	Oil, Gas & Consumable Fuels – 1.0%
25,853	Clean Energy Fuels Corp. (a)	210,702
	Road & Rail – 2.1%
4,306	Lyft, Inc., Class A (a)	230,759
5,238	Uber Technologies, Inc. (a)	234,662
		465,421
	Specialty Retail – 48.1%
3,362	Advance Auto Parts, Inc.	702,288
Shares	Description	Value

	Specialty Retail (Continued)
6,717	American Eagle Outfitters, Inc.	$173,299
695	AutoZone, Inc. (a)	1,180,103
3,038	Bath & Body Works, Inc.	191,485
7,444	Bed Bath & Beyond, Inc. (a)	128,595
7,334	Best Buy Co., Inc.	775,277
684	Burlington Stores, Inc. (a)	193,962
1,637	CarMax, Inc. (a)	209,470
625	Carvana Co. (a)	188,462
6,669	Dick’s Sporting Goods, Inc.	798,746
963	Five Below, Inc. (a)	170,268
8,511	GameStop Corp., Class A (a)	1,493,425
7,670	Gap (The), Inc.	174,109
2,470	Home Depot (The), Inc.	810,802
617	Lithia Motors, Inc.	195,614
2,215	Lowe’s Cos., Inc.	449,335
1,579	O’Reilly Automotive, Inc. (a)	964,864
294	RH (a)	196,072
1,732	Ross Stores, Inc.	188,528
2,819	TJX (The) Cos., Inc.	185,998
1,306	Tractor Supply Co.	264,609
529	Ulta Beauty, Inc. (a)	190,927
3,092	Victoria’s Secret & Co. (a)	170,864
3,604	Williams-Sonoma, Inc.	639,097
		10,636,199
	Total Investments – 100.0%	22,125,224
	(Cost $22,268,199) (b)
	Net Other Assets and Liabilities – 0.0%	9,884
	Net Assets – 100.0%	$22,135,108

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $776,769 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $919,744. The net unrealized depreciation was $142,975.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,125,224	$ 22,125,224	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Electronic Equipment, Instruments & Components – 2.6%
17,621	II-VI, Inc. (a)	$1,045,983
6,503	IPG Photonics Corp. (a)	1,030,075
		2,076,058
	Semiconductors & Semiconductor Equipment – 97.2%
10,024	Advanced Micro Devices, Inc. (a)	1,031,470
10,715	Ambarella, Inc. (a)	1,668,754
242,174	Amkor Technology, Inc.	6,042,241
20,414	Analog Devices, Inc.	3,418,937
24,616	Applied Materials, Inc.	3,168,818
13,379	Broadcom, Inc.	6,487,878
13,062	Brooks Automation, Inc.	1,336,896
39,753	Cirrus Logic, Inc. (a)	3,273,660
13,060	Cree, Inc. (a)	1,054,334
9,238	Entegris, Inc.	1,163,064
123,057	Intel Corp.	6,556,477
9,785	KLA Corp.	3,273,180
5,473	Lam Research Corp.	3,114,958
17,865	Lattice Semiconductor Corp. (a)	1,154,972
18,138	Marvell Technology, Inc.	1,093,903
7,053	Microchip Technology, Inc.	1,082,565
45,131	Micron Technology, Inc.	3,203,398
2,242	Monolithic Power Systems, Inc.	1,086,653
4,959	NVIDIA Corp.	1,027,306
15,461	NXP Semiconductors N.V.	3,028,346
74,982	ON Semiconductor Corp. (a)	3,431,926
17,690	Qorvo, Inc. (a)	2,957,591
22,676	QUALCOMM, Inc.	2,924,750
7,040	Silicon Laboratories, Inc. (a)	986,726
6,049	Skyworks Solutions, Inc.	996,754
35,055	Synaptics, Inc. (a)	6,300,435
9,139	Teradyne, Inc.	997,705
34,846	Texas Instruments, Inc.	6,697,750
		78,561,447
	Total Investments – 99.8%	80,637,505
	(Cost $76,729,370) (b)
	Net Other Assets and Liabilities – 0.2%	145,561
	Net Assets – 100.0%	$80,783,066

(a)	Non-income producing security.

(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,414,098 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,505,963. The net unrealized appreciation was $3,908,135.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 80,637,505	$ 80,637,505	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 20.3%
416,097	CH Robinson Worldwide, Inc.	$36,200,439
714,149	Expeditors International of Washington, Inc.	85,076,570
167,510	FedEx Corp.	36,733,268
247,426	GXO Logistics, Inc. (a)	19,408,095
227,499	United Parcel Service, Inc., Class B	41,427,568
		218,845,940
	Airlines – 13.5%
352,929	Alaska Air Group, Inc. (a)	20,681,639
1,014,891	American Airlines Group, Inc. (a)	20,825,563
500,419	Delta Air Lines, Inc. (a)	21,322,853
1,337,537	JetBlue Airways Corp. (a)	20,450,941
406,527	Southwest Airlines Co. (a)	20,907,684
824,987	Spirit Airlines, Inc. (a)	21,400,163
435,109	United Airlines Holdings, Inc. (a)	20,698,135
		146,286,978
	Auto Components – 5.5%
264,330	Aptiv PLC (a)	39,377,240
474,155	BorgWarner, Inc.	20,488,238
		59,865,478
	Automobiles – 14.4%
5,036,702	Ford Motor Co. (a)	71,319,700
887,165	General Motors Co. (a)	46,762,467
27,507	Tesla, Inc. (a)	21,331,129
2,062,888	Workhorse Group, Inc. (a) (b)	15,781,093
		155,194,389
	Electrical Equipment – 3.6%
1,372,365	Blink Charging Co. (a) (b)	39,263,363
	Machinery – 9.8%
1,940,262	Nikola Corp. (a) (b)	20,702,595
537,248	PACCAR, Inc.	42,399,612
495,665	Westinghouse Air Brake Technologies Corp.	42,731,280
		105,833,487
	Road & Rail – 25.7%
2,024,334	CSX Corp.	60,203,693
250,878	JB Hunt Transport Services, Inc.	41,951,819
175,538	Norfolk Southern Corp.	41,997,467
261,000	Old Dominion Freight Line, Inc.	74,640,780
205,247	Union Pacific Corp.	40,230,465
232,849	XPO Logistics, Inc. (a)	18,530,123
		277,554,347
Shares	Description	Value

	Trading Companies & Distributors – 7.1%
218,376	United Rentals, Inc. (a)	$76,634,690
	Total Common Stocks	1,079,478,672
	(Cost $1,064,428,940)
MONEY MARKET FUNDS – 3.0%
32,929,024	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	32,929,024
	(Cost $32,929,024)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 3.2%
$34,165,951	BNP Paribas S.A., 0.03% (c), dated 9/30/21, due 10/1/21, with a maturity value of $34,165,980. Collateralized by U.S. Treasury Notes, interest rates of 0.375% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $35,033,807. (d)	34,165,951
	(Cost $34,165,951)
	Total Investments – 106.1%	1,146,573,647
	(Cost $1,131,523,915) (e)
	Net Other Assets and Liabilities – (6.1)%	(66,381,084)
	Net Assets – 100.0%	$1,080,192,563

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Note 2D - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $66,196,692 and the total value of the collateral held by the Fund is $67,094,975.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $76,535,312 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $61,485,580. The net unrealized appreciation was $15,049,732.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,079,478,672	$ 1,079,478,672	$ —	$ —
Money Market Funds	32,929,024	32,929,024	—	—
Repurchase Agreements	34,165,951	—	34,165,951	—
Total Investments	$ 1,146,573,647	$ 1,112,407,696	$ 34,165,951	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$66,196,692
Non-cash Collateral (2)	(66,196,692)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$34,165,951
Non-cash Collateral (4)	(34,165,951)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 1.4%
4,161	Exact Sciences Corp. (a)	$397,167
	Health Care Equipment & Supplies – 77.2%
4,352	Abbott Laboratories	514,102
1,628	ABIOMED, Inc. (a)	529,947
7,315	Alcon, Inc. (b)	592,301
892	Align Technology, Inc. (a)	593,564
9,906	Ambu A.S., Class B (b)	293,437
6,252	Baxter International, Inc.	502,848
2,068	Becton Dickinson and Co.	508,356
4,073	BioMerieux (b)	463,454
13,228	Boston Scientific Corp. (a)	573,963
3,083	Carl Zeiss Meditec AG (b)	590,555
3,379	Coloplast A.S., Class B (b)	528,349
1,354	Cooper (The) Cos., Inc.	559,622
2,222	Danaher Corp.	676,466
11,024	Demant A.S. (a) (b)	555,512
8,272	DENTSPLY SIRONA, Inc.	480,190
1,353	DexCom, Inc. (a)	739,902
6,079	Edwards Lifesciences Corp. (a)	688,204
22,629	Fisher & Paykel Healthcare Corp., Ltd. (b)	497,740
7,059	Hologic, Inc. (a)	521,025
4,294	Hoya Corp. (b)	669,945
1,822	Insulet Corp. (a)	517,867
666	Intuitive Surgical, Inc. (a)	662,104
8,938	Koninklijke Philips N.V. (b)	397,088
2,200	Masimo Corp. (a)	595,562
4,298	Medtronic PLC	538,754
2,811	Novocure Ltd. (a)	326,554
25,440	Olympus Corp. (b)	556,830
2,608	ResMed, Inc.	687,338
9,658	Siemens Healthineers AG (b) (c) (d)	626,374
27,098	Smith & Nephew PLC (b)	466,840
1,870	Sonova Holding AG (b)	706,688
2,596	STERIS PLC	530,311
398	Straumann Holding AG (b)	713,798
2,105	Stryker Corp.	555,131
5,178	Sysmex Corp. (b)	643,152
1,251	Teleflex, Inc.	471,064
14,530	Terumo Corp. (b)	686,083
1,724	West Pharmaceutical Services, Inc.	731,907
3,148	Zimmer Biomet Holdings, Inc.	460,741
		21,953,668
	Health Care Providers & Services – 1.5%
3,414	Guardant Health, Inc. (a)	426,784
	Life Sciences Tools & Services – 19.9%
2,788	10X Genomics, Inc., Class A (a)	405,877
4,021	Agilent Technologies, Inc.	633,428
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
864	Bio-Rad Laboratories, Inc., Class A (a)	$644,501
422	Mettler-Toledo International, Inc. (a)	581,246
4,064	PerkinElmer, Inc.	704,251
1,177	Sartorius Stedim Biotech (b)	657,713
1,098	Thermo Fisher Scientific, Inc.	627,320
1,804	Waters Corp. (a)	644,569
32,075	WuXi AppTec Co., Ltd., Class H (b) (c) (d)	746,701
		5,645,606
	Total Investments – 100.0%	28,423,225
	(Cost $27,880,166) (e)
	Net Other Assets and Liabilities – 0.0%	10,057
	Net Assets – 100.0%	$28,433,282

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $10,392,560 or 36.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,593,419 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,050,360. The net unrealized appreciation was $543,059.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Health Care Equipment & Supplies	$ 21,953,668	$ 12,965,522	$ 8,988,146	$ —
Life Sciences Tools & Services	5,645,606	4,241,192	1,404,414	—
Other industry categories*	823,951	823,951	—	—
Total Investments	$ 28,423,225	$ 18,030,665	$ 10,392,560	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2021 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 231,051,639	$ 6,024,857	$ 49,321,547
Cash	27,277	3,313	13,222
Receivables:
Dividends	412,012	7,500	887
Fund shares sold	3,311,116	—	5,735,952
Dividend reclaims	—	—	—
Securities lending income	—	—	—
Investment securities sold	—	—	168,460
Total Assets	234,802,044	6,035,670	55,240,068
LIABILITIES:
Payables:
Collateral for securities on loan	—	—	—
Investment advisory fees	110,914	3,034	19,883
Investment securities purchased	3,305,494	—	5,885,281
Fund shares redeemed	—	—	—
Total Liabilities	3,416,408	3,034	5,905,164
NET ASSETS	$231,385,636	$6,032,636	$49,334,904
NET ASSETS consist of:
Paid-in capital	$ 288,038,418	$ 6,970,339	$ 47,085,228
Par value	71,000	2,500	26,000
Accumulated distributable earnings (loss)	(56,723,782)	(940,203)	2,223,676
NET ASSETS	$231,385,636	$6,032,636	$49,334,904
NET ASSET VALUE, per share	$32.59	$24.13	$18.97
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,100,002	250,002	2,600,002
Investments, at cost	$214,026,045	$6,316,421	$44,887,545
Securities on loan, at value	$—	$—	$—

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust Indxx Medical Devices ETF (MDEV)

$ 17,819,186	$ 22,125,224	$ 80,637,505	$ 1,146,573,647	$ 28,423,225
8,934	6,036	157,684	325,315	10,458

24,737	12,068	19,662	372,501	16,313
—	1,702,696	3,365,955	—	—
286	—	—	80	677
—	—	—	563,898	—
—	—	—	1,565,808	—
17,853,143	23,846,024	84,180,806	1,149,401,249	28,450,673

—	—	—	67,094,975	—
9,579	11,526	38,131	546,858	17,391
—	1,699,390	3,359,609	—	—
—	—	—	1,566,853	—
9,579	1,710,916	3,397,740	69,208,686	17,391
$ 17,843,564	$ 22,135,108	$ 80,783,066	$ 1,080,192,563	$ 28,433,282

$ 18,465,202	$ 22,600,467	$ 70,440,835	$ 1,066,340,742	$ 27,905,772
7,000	6,500	12,000	350,500	11,000
(628,638)	(471,859)	10,330,231	13,501,321	516,510
$ 17,843,564	$ 22,135,108	$ 80,783,066	$ 1,080,192,563	$ 28,433,282
$25.49	$34.05	$67.32	$30.82	$25.85
700,002	650,002	1,200,002	35,050,002	1,100,002
$17,131,742	$22,268,199	$76,729,370	$1,131,523,915	$27,880,166
$—	$—	$—	$66,196,692	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended September 30, 2021 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 2,857,926	$ 69,653	$ 792,382
Interest	9	—	3
Securities lending income (net of fees)	—	—	147
Foreign withholding tax	(23,471)	—	—
Other	—	—	—
Total investment income	2,834,464	69,653	792,532
EXPENSES:
Investment advisory fees	708,747	19,008	155,346
Total expenses	708,747	19,008	155,346
NET INVESTMENT INCOME (LOSS)	2,125,717	50,645	637,186
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,590,678)	(339,905)	(1,614,088)
In-kind redemptions	7,247,620	287,212	6,006,596
Foreign currency transactions	—	—	—
Net realized gain (loss)	(2,343,058)	(52,693)	4,392,508
Net change in unrealized appreciation (depreciation) on:
Investments	10,750,672	(393,273)	1,082,563
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	10,750,672	(393,273)	1,082,563
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,407,614	(445,966)	5,475,071
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 10,533,331	$(395,321)	$ 6,112,257

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust Indxx Medical Devices ETF (MDEV) (a)

$153,209	$124,301	$358,859	$4,481,405	$27,005
1	—	1	158	—
—	—	—	4,562,353	—
—	—	(1,656)	—	(594)
24	38	—	—	—
153,234	124,339	357,204	9,043,916	26,411

64,518	40,796	235,311	3,419,885	51,358
64,518	40,796	235,311	3,419,885	51,358
88,716	83,543	121,893	5,624,031	(24,947)

(223,766)	(58,432)	(1,057,292)	(26,820,656)	(1,587)
741,920	1,392,184	11,986,749	32,396,468	—
—	—	—	—	(42)
518,154	1,333,752	10,929,457	5,575,812	(1,629)

(452,347)	(919,587)	(8,926,609)	(81,898,218)	543,059
—	—	—	—	27
(452,347)	(919,587)	(8,926,609)	(81,898,218)	543,086
65,807	414,165	2,002,848	(76,322,406)	541,457
$154,523	$497,708	$2,124,741	$(70,698,375)	$516,510
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021
OPERATIONS:
Net investment income (loss)	$ 2,125,717	$ 2,496,898	$ 50,645	$ 37,996
Net realized gain (loss)	(2,343,058)	18,011,029	(52,693)	219,178
Net change in unrealized appreciation (depreciation)	10,750,672	49,898,872	(393,273)	819,716
Net increase (decrease) in net assets resulting from operations	10,533,331	70,406,799	(395,321)	1,076,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,202,691)	(2,495,731)	(48,050)	(37,626)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	52,677,837	240,319,581	5,227,127	4,989,914
Cost of shares redeemed	(56,916,331)	(139,595,309)	(3,884,145)	(3,488,460)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,238,494)	100,724,272	1,342,982	1,501,454
Total increase (decrease) in net assets	4,092,146	168,635,340	899,611	2,540,718
NET ASSETS:
Beginning of period	227,293,490	58,658,150	5,133,025	2,592,307
End of period	$231,385,636	$227,293,490	$6,032,636	$5,133,025
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,300,002	3,750,002	200,002	150,002
Shares sold	1,650,000	8,200,000	200,000	200,000
Shares redeemed	(1,850,000)	(4,650,000)	(150,000)	(150,000)
Shares outstanding, end of period	7,100,002	7,300,002	250,002	200,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021

$ 637,186	$ 385,232	$ 88,716	$ 172,248	$ 83,543	$ 40,918
4,392,508	4,201,224	518,154	1,413,284	1,333,752	765,555
1,082,563	5,482,034	(452,347)	2,106,357	(919,587)	1,880,553
6,112,257	10,068,490	154,523	3,691,889	497,708	2,687,026

(482,486)	(342,435)	(72,815)	(161,361)	(87,780)	(41,275)

48,291,433	37,358,049	2,582,284	20,157,542	23,644,511	8,716,861
(41,034,062)	(17,521,673)	(3,953,355)	(10,364,671)	(11,363,446)	(5,537,780)
7,257,371	19,836,376	(1,371,071)	9,792,871	12,281,065	3,179,081
12,887,142	29,562,431	(1,289,363)	13,323,399	12,690,993	5,824,832

36,447,762	6,885,331	19,132,927	5,809,528	9,444,115	3,619,283
$49,334,904	$36,447,762	$17,843,564	$19,132,927	$22,135,108	$9,444,115

2,350,002	850,002	750,002	300,002	300,002	200,002
2,750,000	2,750,000	100,000	850,000	700,000	300,000
(2,500,000)	(1,250,000)	(150,000)	(400,000)	(350,000)	(200,000)
2,600,002	2,350,002	700,002	750,002	650,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021
OPERATIONS:
Net investment income (loss)	$ 121,893	$ 248,285	$ 5,624,031	$ 451,189
Net realized gain (loss)	10,929,457	15,506,395	5,575,812	166,462,888
Net change in unrealized appreciation (depreciation)	(8,926,609)	17,121,367	(81,898,218)	97,342,785
Net increase (decrease) in net assets resulting from operations	2,124,741	32,876,047	(70,698,375)	264,256,862
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(102,590)	(248,060)	(5,585,730)	(1,221,540)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	40,727,060	82,131,018	277,888,192	1,605,131,373
Cost of shares redeemed	(46,122,297)	(61,955,704)	(193,265,838)	(797,823,739)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,395,237)	20,175,314	84,622,354	807,307,634
Total increase (decrease) in net assets	(3,373,086)	52,803,301	8,338,249	1,070,342,956
NET ASSETS:
Beginning of period	84,156,152	31,352,851	1,071,854,314	1,511,358
End of period	$80,783,066	$84,156,152	$1,080,192,563	$1,071,854,314
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,300,002	950,002	32,600,002	100,002
Shares sold	600,000	1,500,000	8,350,000	58,950,000
Shares redeemed	(700,000)	(1,150,000)	(5,900,000)	(26,450,000)
Shares outstanding, end of period	1,200,002	1,300,002	35,050,002	32,600,002

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Period Ended 9/30/2021 (Unaudited) (a)

$ (24,947)
(1,629)
543,086
516,510

—

27,916,772
—
27,916,772
28,433,282

—
$28,433,282

—
1,100,002
—
1,100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 31.14	$ 15.64	$ 24.41	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.28	0.59 (b)	0.73	0.84	0.40	0.07
Net realized and unrealized gain (loss)	1.46	15.50	(8.77)	(5.14)	3.56	5.91
Total from investment operations	1.74	16.09	(8.04)	(4.30)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.59)	(0.73)	(0.79)	(0.40)	(0.05)
Net asset value, end of period	$32.59	$31.14	$15.64	$24.41	$29.50	$25.94
Total return (c)	5.63%	105.13%	(33.93)%	(14.49)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 231,386	$ 227,293	$ 58,658	$ 168,447	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.80% (d)	2.65%	2.69%	1.83%	1.47%	4.05% (d)
Portfolio turnover rate (e)	29%	176%	59%	87%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 25.66	$ 17.28	$ 20.06	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.20	0.32	0.27	0.27	0.35	0.14
Net realized and unrealized gain (loss)	(1.54)	8.38	(2.77)	0.33	(0.95)	0.64
Total from investment operations	(1.34)	8.70	(2.50)	0.60	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.32)	(0.28)	(0.25)	(0.32)	(0.11)
Net asset value, end of period	$24.13	$25.66	$17.28	$20.06	$19.71	$20.63
Total return (b)	(5.23)%	50.65%	(12.69)%	3.13%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,033	$ 5,133	$ 2,592	$ 2,006	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.60% (c)	1.44%	1.58%	1.55%	1.53%	1.58% (c)
Portfolio turnover rate (d)	40%	131%	59%	108%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 15.51	$ 8.10	$ 18.91	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.24	0.22	0.31	0.41	0.36	0.14
Net realized and unrealized gain (loss)	3.40	7.39	(10.79)	(1.06)	(0.67)	0.80
Total from investment operations	3.64	7.61	(10.48)	(0.65)	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.20)	(0.32)	(0.39)	(0.33)	(0.15)
Return of capital	—	—	(0.01)	—	(0.04)	—
Total distributions	(0.18)	(0.20)	(0.33)	(0.39)	(0.37)	(0.15)
Net asset value, end of period	$18.97	$15.51	$8.10	$18.91	$19.95	$20.63
Total return (b)	23.47%	95.16%	(56.26)%	(3.27)%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 49,335	$ 36,448	$ 6,885	$ 12,294	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	2.46% (c)	2.01%	2.14%	1.69%	1.96%	1.30% (c)
Portfolio turnover rate (e)	44%	136%	76%	126%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 25.51	$ 19.36	$ 21.50	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.11	0.24	0.18	0.13	0.17	0.06
Net realized and unrealized gain (loss)	(0.04) (b)	6.14	(2.13)	0.35	1.65	(0.28)
Total from investment operations	0.07	6.38	(1.95)	0.48	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.23)	(0.19)	(0.12)	(0.17)	(0.06)
Net realized gain	—	—	—	—	(0.34)	(0.01)
Total distributions	(0.09)	(0.23)	(0.19)	(0.12)	(0.51)	(0.07)
Net asset value, end of period	$25.49	$25.51	$19.36	$21.50	$21.14	$19.83
Total return (c)	0.28%	33.00%	(9.13)%	2.30%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,844	$ 19,133	$ 5,810	$ 5,376	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.83% (d)	1.07%	0.85%	0.69%	0.80%	0.64% (d)
Portfolio turnover rate (e)	34%	83%	42%	107%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 31.48	$ 18.10	$ 22.34	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.14	0.19	0.27	0.21	0.31	0.15
Net realized and unrealized gain (loss)	2.58	13.39	(4.22)	1.45	1.18	(0.24)
Total from investment operations	2.72	13.58	(3.95)	1.66	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.20)	(0.29)	(0.18)	(0.31)	(0.13)
Net asset value, end of period	$34.05	$31.48	$18.10	$22.34	$20.86	$19.68
Total return (b)	8.63%	75.23%	(17.90)%	7.98%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 22,135	$ 9,444	$ 3,619	$ 8,934	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.23% (c)	0.70%	1.11%	1.41%	1.54%	1.44% (c)
Portfolio turnover rate (e)	52%	114%	65%	127%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 64.74	$ 33.00	$ 31.83	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.11	0.23	0.38	0.25	0.14	0.05
Net realized and unrealized gain (loss)	2.56	31.75	1.18	(0.79)	7.54	5.11
Total from investment operations	2.67	31.98	1.56	(0.54)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.24)	(0.39)	(0.21)	(0.14)	(0.05)
Net realized gain	—	—	—	—	—	(0.00) (b)
Total distributions	(0.09)	(0.24)	(0.39)	(0.21)	(0.14)	(0.05)
Net asset value, end of period	$67.32	$64.74	$33.00	$31.83	$32.58	$25.04
Total return (c)	4.12%	97.11%	4.82%	(1.62)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 80,783	$ 84,156	$ 31,353	$ 30,242	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.31% (d)	0.45%	1.00%	0.78%	0.55%	0.66% (d)
Portfolio turnover rate (e)	27%	113%	64%	94%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended March 31,				Period Ended 3/31/2017 (a)
		2021	2020	2019	2018
Net asset value, beginning of period	$ 32.88	$ 15.11	$ 23.33	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.16	0.04	0.30	0.35	0.32	0.14
Net realized and unrealized gain (loss)	(2.06)	17.79	(8.22)	(1.62)	2.16	2.84
Total from investment operations	(1.90)	17.83	(7.92)	(1.27)	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.06)	(0.30)	(0.33)	(0.33)	(0.14)
Net realized gain	—	—	—	—	—	(0.00) (b)
Total distributions	(0.16)	(0.06)	(0.30)	(0.33)	(0.33)	(0.14)
Net asset value, end of period	$30.82	$32.88	$15.11	$23.33	$24.93	$22.78
Total return (c)	(5.80)%	118.10%	(34.35)%	(5.11)%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,080,193	$ 1,071,854	$ 1,511	$ 2,333	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	0.99% (d)	0.10%	1.04%	1.38%	1.27%	1.22% (d)
Portfolio turnover rate (f)	26%	129%	89%	108%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Indxx Medical Devices ETF (MDEV)
Period Ended 9/30/2021 (a) (Unaudited)
Net asset value, beginning of period	$ 25.17
Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss)	0.70
Total from investment operations	0.68
Net asset value, end of period	$25.85
Total return (b)	2.70%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 28,433
Ratio of total expenses to average net assets	0.70% (c)
Ratio of net investment income (loss) to average net assets	(0.34)% (c)
Portfolio turnover rate (d)	1%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust and listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”), except the First Trust Indxx Medical Devices ETF, which is listed and traded on the Cboe BZX Exchange, Inc.
First Trust Nasdaq Bank ETF - (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (ticker “FTXH”)
First Trust Nasdaq Retail ETF - (ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (ticker “FTXR”)
First Trust Indxx Medical Devices ETF - (ticker “MDEV”)(1)
(1) Commenced investment operations on June 22, 2021.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks IndexTM
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage IndexTM
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas IndexTM
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals IndexTM
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail IndexTM
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor IndexTM
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation IndexTM
First Trust Indxx Medical Devices ETF	Indxx Global Medical Equipment Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2021, only FTXR had securities in the securities lending program. During the six months ended September 30, 2021, FTXN and FTXR participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2021, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 2,495,731	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	37,626	—	—
First Trust Nasdaq Oil & Gas ETF	342,435	—	—
First Trust Nasdaq Pharmaceuticals ETF	161,361	—	—
First Trust Nasdaq Retail ETF	41,275	—	—
First Trust Nasdaq Semiconductor ETF	248,060	—	—
First Trust Nasdaq Transportation ETF	1,221,540	—	—
As of March 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 222,145	$ (70,379,091)	$ 5,102,524
First Trust Nasdaq Food & Beverage ETF	2,967	(599,398)	99,599
First Trust Nasdaq Oil & Gas ETF	42,797	(6,238,725)	2,789,833
First Trust Nasdaq Pharmaceuticals ETF	11,510	(1,566,745)	844,889
First Trust Nasdaq Retail ETF	4,375	(1,559,624)	673,462
First Trust Nasdaq Semiconductor ETF	22,586	(4,005,170)	12,290,664
First Trust Nasdaq Transportation ETF	—	(3,185,118)	92,970,544
G. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of September 30, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2021, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust Nasdaq Bank ETF	$ 70,379,091
First Trust Nasdaq Food & Beverage ETF	599,398
First Trust Nasdaq Oil & Gas ETF	6,238,725
First Trust Nasdaq Pharmaceuticals ETF	1,566,745
First Trust Nasdaq Retail ETF	1,559,624
First Trust Nasdaq Semiconductor ETF	4,005,170
First Trust Nasdaq Transportation ETF	3,185,118
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. or Indxx, LLC (each, a “Licensor”), as applicable, for the Funds. The respective license agreement allows for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets, except for MDEV. MDEV has agreed to pay First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 67,954,508	$ 67,515,947
First Trust Nasdaq Food & Beverage ETF	2,463,879	2,461,760
First Trust Nasdaq Oil & Gas ETF	22,273,479	22,029,214
First Trust Nasdaq Pharmaceuticals ETF	7,151,775	7,138,041
First Trust Nasdaq Retail ETF	7,148,548	6,972,908
First Trust Nasdaq Semiconductor ETF	21,073,820	21,050,745
First Trust Nasdaq Transportation ETF	291,142,577	290,392,691
First Trust Indxx Medical Devices ETF	755,697	161,063

For the six months ended September 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 52,464,871	$ 56,790,091
First Trust Nasdaq Food & Beverage ETF	5,212,517	3,873,418
First Trust Nasdaq Oil & Gas ETF	48,099,855	40,948,962
First Trust Nasdaq Pharmaceuticals ETF	2,578,347	3,947,418
First Trust Nasdaq Retail ETF	23,577,097	11,355,010
First Trust Nasdaq Semiconductor ETF	40,680,195	46,170,752
First Trust Nasdaq Transportation ETF	276,806,626	193,241,982
First Trust Indxx Medical Devices ETF	27,287,119	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2022 for FTXO, FTXG, FTXN, FTXH, FTXD, FTXL, and FTXR and June 21, 2023 for MDEV.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
First Trust Nasdaq Retail ETF will seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Global E-Commerce Index (the “New Index”). The Fund expects to begin tracking the New Index prior to the end of January 2022. Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail IndexTM. The New Index will be composed of approximately 60 securities issued by companies that are materially engaged in the global e-commerce industry, including the online retail, online marketplace, content navigation, and e-commerce infrastructure business segments. Additionally, at the time of the Fund’s change to the New Index, the Fund’s name is expected to change to First Trust S-Network Global E-Commerce ETF and its new ticker symbol is expected to be ISHP. The Fund’s shares will continue to be listed for trading on The Nasdaq Stock Market LLC and S-Network Global Indexes, Inc. will serve as the Fund’s index provider.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following seven series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Retail ETF (FTXD)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6–7, 2021. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6–7, 2021, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6–7, 2021 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to FTXD, the Board noted that at the April 26, 2021 meeting, the Advisor recommended and the Board approved changes to the Fund’s investment objective and name, and that those changes were expected to take effect in July 2021. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Board Considerations Regarding Approval of Investment Management Agreement
First Trust Indxx Global Medical Devices ETF
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Indxx Global Medical Devices ETF (the “Fund”), for an initial two-year term at a meeting held on June 7, 2021. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.70% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be most comparable to two other index ETFs managed by the Advisor that pay unitary fees equal to annual rates of 0.65% or 0.70% of their respective average daily net assets and another index ETF managed by the Advisor that pays an advisory fee equal to 0.40% of its average daily net assets and is subject to a 0.70% expense cap, in each case due to their shared focus on targeted global exposures with robust selection methodologies and objectives to track a given market segment. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the Advisor’s compensation for fund reporting services to be provided to the Fund pursuant to a separate Fund Reporting Services Agreement,

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
which would be paid from the unitary fee. The Board also noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.
Board of Trustees
Effective November 1, 2021, Denise M. Keefe was appointed as a Trustee of the Trust. Ms. Keefe is Executive Vice President of Advocate Aurora Health and President of Advocate Aurora Continuing Health Division (together, “Advocate”), one of the largest integrated healthcare systems in the U.S. serving Illinois and Wisconsin. Ms. Keefe has been employed by Advocate since 1993 and is responsible for the Continuing Health Division’s strategic direction, fiscal management, business development, revenue enhancement, operational efficiencies, and human resource management of 4,000 employees. Ms. Keefe also currently serves on the boards of several organizations within the Advocate Aurora Continuing Health Division and other health care organizations, including RML Long Term Acute Care Hospitals (since 2014) and Senior Helpers (since 2021). Prior thereto, Ms. Keefe was Corporate Vice President, Marketing and Business Development for the Visiting Nurse Association of Chicago (1989 – 1992) and a former Board Member of Sherman West Court Skilled Nursing Facility.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI
Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Semi-Annual Report
For the Six Months Ended
September 30, 2021

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2021.
A great deal has changed over the past 18 months. Suffice it to say that the dominant story in 2020 was the onset of the coronavirus (“COVID-19”) pandemic. It is still a huge story 20 months later, mostly due to the arrival of the Delta variant in the U.S. and the subsequent surge in cases around mid-2021. The Delta variant is twice as contagious as the previous variants, according to the Centers for Disease Control and Prevention (“CDC”). Fortunately, we have come to learn that the existing vaccines approved by the U.S. Food and Drug Administration have been effective in providing protection against the Delta variant, particularly with respect to keeping the people already vaccinated out of the intensive care unit. As I’m sure you are aware, a significant percentage of the U.S. population has chosen not to be vaccinated. These individuals have proven to be much more vulnerable to the virus and account for the lion’s share of hospitalizations, according to the CDC. While it is these individuals right to choose, unless mandated by a private company or government agency, the universe of people that have not gotten vaccinated is large enough that it has likely delayed the full economic recovery, at least on the margin, in our opinion. In the U.S., the path chosen by the federal government to help mitigate the economic fallout from the pandemic has been to inject trillions of dollars of liquidity (stimulus) into the financial system. To date, it appears to have been effective, however, it has contributed to a new and potentially ominous headwind for the economy: inflation.
The Consumer Price Index came in at 5.4% year-over-year in September 2021, the largest increase since 2008, according to data from the Bureau of Labor Statistics (“BLS”). The BLS also reported that the Producer Price Index was up 8.6% compared to a year ago, its highest level since 1981. These two barometers of inflation are clearly elevated. Why is rising inflation worth noting? It tends to reduce the purchasing power of the currency one uses over time. In the case of the U.S., it reduces how much consumers can buy with their dollars. A modest amount of inflation can be a sign that the economy is healthy. Too much inflation can derail an economy. While we are not even close to that point yet, investors should monitor the direction of inflation moving forward because the U.S. economy has yet to fully reopen from the COVID-19 pandemic and millions of workers remain on the sideline. Earlier this year, Federal Reserve Chairman Jerome Powell proclaimed that the spike in inflation in the U.S. would be relatively short-lived, or “transitory.” He cited the pandemic-related bottlenecks in the global supply chain for creating shortages in such critical industries as semiconductors as being largely responsible for the sharp rise in prices. With prices rising nearly across the board, his take on inflation is losing credibility with each passing month, in my opinion. If inflation continues to run hotter-than-expected, we believe that the Federal Reserve will likely have to alter its easy monetary policy in favor of one that boosts interest rates and bond yields.
The markets have performed quite well over the past 18 months. I believe that the combination of the federal government’s efforts in fast-tracking the vaccines, its decisiveness in injecting trillions of dollars of capital into the financial system to help backstop it, and the ability of millions of workers to adapt to working efficiently from home helped boost the confidence levels of investors throughout. Having said that, I still feel we need to fully reopen the U.S. economy, put the millions of people out of work back to work and remedy the global supply chain bottlenecks. While investors should be prepared for the possibility of some additional volatility moving forward, due to inflationary pressures, the potential for higher interest rates and bond yields, and next year’s mid-term election season, we encourage them to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2021
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The International Monetary Fund (“IMF”) reported in its latest release that global gross domestic product (“GDP”) growth is expected to come in at 5.9% in 2021 and 4.9% in 2022, up from -3.1% in 2020. Keep in mind that the onset of the coronavirus (“COVID-19”) pandemic in the U.S. and most global regions occurred in the first quarter of 2020. The IMF sees the U.S. economy growing at 6.0% in 2021 and 5.2% in 2022, up from -3.4% in 2020. With respect to all Advanced Economies, the IMF is projecting GDP growth of 5.2% in 2021 and 4.5% in 2022, up from -4.5% in 2020. Lastly, the IMF projects Emerging Market and Developing Economies to grow at a rate of 6.4% in 2021 and 5.1% in 2022, up from -2.1% in 2020. Looking ahead to 2022, the outlook for growth is encouraging, but down a bit from the strong pandemic-induced recovery in 2021. The IMF is concerned that inflationary pressures stemming from the global supply chain bottlenecks could push prices higher if the problems persist. That scenario could, in turn, cause central banks to raise rates quickly to try and prevent inflation from overheating.
One of the better barometers for judging the overall business climate is mergers and acquisitions (“M&A”) activity, in our opinion. M&A deals totaled $4.3 trillion over the first nine months of 2021, the most ever recorded for that period, according to data from Refinitiv. The $1.52 trillion in deal value registered in the third quarter of 2021 was the highest ever for a calendar quarter. Executives are expanding their businesses aggressively in the current climate.
Global Equities Markets
With respect to U.S. equities, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® Indices posted total returns of 9.18%, 1.81% and 1.54%, respectively, for the six-month period ended September 30, 2021. Large-capitalization (“cap”) stocks significantly outperformed their mid- and small-cap counterparts in the period. Investors may have favored well-capitalized companies in the period due to the surge in the volume of Delta variant cases of COVID-19, in our opinion. All 11 sectors that comprise the S&P 500® Index were up on a total return basis. The top performer was the Real Estate sector, up 14.08%, while the worst result came from the Industrials sector, up 0.06%.
A Bloomberg survey of 21 equity strategists found that their average 2021 year-end price target for the S&P 500® Index was 4,466 as of September 21, 2021, up from 4,335 on August 20, 2021, according to its own release. The highest and lowest estimates were 4,825 (up from 4,700) and 3,800 (unchanged), respectively. On September 30, 2021, the S&P 500® Index closed at 4,307.54, which was 5.06% below its all-time closing high of 4,536.95 on September 2, 2021. As of October 1, 2021, Bloomberg’s 2021, 2022 and 2023 consensus earnings growth rate estimates for the S&P 500® Index stood at 44.90%, 8.95% and 9.80%, respectively.
Over the past six months, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 4.95% (USD) and -3.45% (USD), respectively, according to Bloomberg. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 0.42% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt rose by 1.99% (USD), according Bloomberg. Over that same period, the U.S. dollar rose by 1.07% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The modest increase in the dollar had little impact on the performance of these foreign indices, in our opinion.
In the U.S. bond market, the top-performing major debt group we track was high yield corporate bonds. The Bloomberg U.S. Corporate High Yield Index posted a total return of 3.65% for the six-month period ended September 30, 2021. The worst-performing U.S. debt group that we track was long maturity Government National Mortgage Association (“GNMAs”). The Bloomberg GNMA 30-Year Index posted a total return of -0.02%. The yield on the benchmark 10-Year Treasury Note (“T-Note”) increased by 25 points in the period to close at 1.49% on September 30, 2021, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.04% for the 10-year period ended September 30, 2021.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	Inception (6/20/17) to 9/30/21	Inception (6/20/17) to 9/30/21
Fund Performance
NAV	3.85%	16.98%	4.32%	19.83%
Market Price	3.75%	17.71%	4.39%	20.19%
Index Performance
Nasdaq Riskalyze Developed Markets Index	4.66%	18.72%	5.68%	26.68%
NASDAQ Developed Markets Ex-US Large Mid Cap Index(1)	4.72%	26.95%	8.12%	39.65%
MSCI World ex USA Index(1)	4.95%	26.50%	7.48%	36.17%
(See Notes to Fund Performance Overview on page 16.)

(1)	As previously disclosed and consistent with the Fund’s return objective, the NASDAQ Developed Markets Ex-US Large Mid Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The MSCI World ex USA Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze Developed Markets Index, the Fund’s underlying index, is derived from the NASDAQ Developed Markets Ex-US Large Mid Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ Developed Markets Ex-US Large Mid Cap Index, going forward. The MSCI World ex USA Index is reflected above for additional performance comparison purposes.
Riskalyze and Nasdaq Riskalyze Developed Markets Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Financials	20.3%
Industrials	20.1
Consumer Staples	12.1
Health Care	10.6
Information Technology	9.3
Communication Services	7.3
Materials	6.5
Consumer Discretionary	4.9
Utilities	4.0
Real Estate	2.8
Energy	2.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Itochu Techno-Solutions Corp.	3.0%
MS&AD Insurance Group Holdings, Inc.	2.5
Admiral Group PLC	2.4
RELX PLC	2.0
Croda International PLC	1.9
Roche Holding AG	1.8
Henkel AG & Co., KGaA (Preference Shares)	1.6
Novartis AG	1.5
Enbridge, Inc.	1.4
Mitsubishi Corp.	1.3
Total	19.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depository receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	Inception (6/20/17) to 9/30/21	Inception (6/20/17) to 9/30/21
Fund Performance
NAV	0.65%	21.63%	2.62%	11.73%
Market Price	-0.06%	21.66%	2.65%	11.82%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	2.79%	26.14%	4.81%	22.26%
NASDAQ Emerging Markets Large Mid Cap Index(1)	-2.11%	18.64%	7.81%	37.94%
MSCI Emerging Markets Index(1)	-3.45%	18.20%	7.76%	37.69%
(See Notes to Fund Performance Overview on page 16.)

(1)	As previously disclosed and consistent with the Fund’s return objective, the NASDAQ Emerging Markets Large Mid Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The MSCI Emerging Markets Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze Emerging Markets Index, the Fund’s underlying index, is derived from the NASDAQ Emerging Markets Large Mid Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ Emerging Markets Large Mid Cap Index, going forward. The MSCI Emerging Markets Index is reflected above for additional performance comparison purposes.
Riskalyze and Nasdaq Riskalyze Emerging Markets Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	27.3%
Materials	15.6
Information Technology	14.9
Consumer Staples	11.8
Industrials	6.2
Consumer Discretionary	5.7
Communication Services	4.5
Utilities	3.8
Real Estate	3.5
Health Care	3.4
Energy	3.3
Total	100.0%
Top Ten Holdings	% of Total Investments
WPG Holdings Ltd.	3.1%
Infosys Ltd.	3.1
Tata Consultancy Services Ltd.	3.0
Inventec Corp.	3.0
Compal Electronics, Inc.	2.7
China Steel Corp.	2.3
Naspers Ltd., Class N	2.0
Want Want China Holdings Ltd.	1.7
Pidilite Industries Ltd.	1.6
Hengan International Group Co., Ltd.	1.4
Total	23.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap IndexTM (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	Inception (6/20/17) to 9/30/21	Inception (6/20/17) to 9/30/21
Fund Performance
NAV	6.05%	34.74%	13.47%	71.73%
Market Price	5.94%	34.90%	13.48%	71.78%
Index Performance
Nasdaq Riskalyze US Large Cap Index	6.37%	35.62%	14.18%	76.39%
Nasdaq US 500 Large Cap IndexTM	9.11%	29.16%	16.81%	94.45%
S&P 500® Index	9.18%	30.00%	16.36%	91.26%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Large Cap Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	30.8%
Health Care	13.7
Industrials	11.8
Financials	11.4
Consumer Discretionary	11.3
Consumer Staples	5.9
Communication Services	4.8
Energy	2.8
Materials	2.7
Real Estate	2.6
Utilities	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Monolithic Power Systems, Inc.	1.1%
Oracle Corp.	0.9
Intuit, Inc.	0.9
NetApp, Inc.	0.9
Cognizant Technology Solutions Corp., Class A	0.9
Amphenol Corp., Class A	0.9
CDW Corp.	0.9
Microsoft Corp.	0.9
NVIDIA Corp.	0.9
Marvell Technology, Inc.	0.9
Total	9.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index™ (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	Inception (6/20/17) to 9/30/21	Inception (6/20/17) to 9/30/21
Fund Performance
NAV	3.26%	47.40%	10.51%	53.37%
Market Price	3.55%	48.07%	10.60%	53.90%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	3.55%	48.36%	11.18%	57.38%
Nasdaq US 600 Mid Cap IndexTM	2.56%	41.97%	13.88%	74.40%
S&P MidCap 400® Index	1.81%	43.68%	11.90%	61.80%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Mid Cap Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Industrials	15.8%
Financials	15.3
Consumer Discretionary	14.6
Health Care	12.4
Information Technology	11.6
Real Estate	9.1
Materials	6.8
Utilities	4.3
Energy	3.7
Consumer Staples	3.4
Communication Services	3.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Hill-Rom Holdings, Inc.	1.8%
Premier, Inc., Class A	1.5
Perrigo Co. PLC	1.4
Bruker Corp.	1.4
Chemed Corp.	1.3
Encompass Health Corp.	1.3
Universal Health Services, Inc., Class B	1.3
DENTSPLY SIRONA, Inc.	1.2
Ensign Group (The), Inc.	1.2
Power Integrations, Inc.	0.9
Total	13.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap IndexTM (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	Inception (6/20/17) to 9/30/21	Inception (6/20/17) to 9/30/21
Fund Performance
NAV	0.27%	55.65%	10.41%	52.76%
Market Price	0.17%	55.84%	10.45%	53.02%
Index Performance
Nasdaq Riskalyze US Small Cap Index	0.55%	56.82%	11.15%	57.23%
Nasdaq US 700 Small Cap IndexTM	0.49%	57.35%	14.31%	77.27%
S&P SmallCap 600® Index	1.54%	57.64%	12.77%	67.27%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Small Cap Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	19.3%
Industrials	19.0
Consumer Discretionary	12.9
Health Care	12.0
Information Technology	9.0
Real Estate	7.9
Materials	5.2
Consumer Staples	3.8
Energy	3.8
Communication Services	3.7
Utilities	3.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Atrion Corp.	1.9%
Patterson Cos., Inc.	1.7
U.S. Physical Therapy, Inc.	1.6
CONMED Corp.	1.6
National Research Corp.	1.6
Select Medical Holdings Corp.	1.4
Healthcare Services Group, Inc.	1.3
Owens & Minor, Inc.	1.2
Switch, Inc., Class A	1.1
Shutterstock, Inc.	1.1
Total	14.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large Cap IndexTM (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/21	1 Year Ended 9/30/21	Inception (6/20/17) to 9/30/21	Inception (6/20/17) to 9/30/21
Fund Performance
NAV	3.17%	36.75%	12.08%	62.92%
Market Price	3.10%	37.20%	12.08%	62.93%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	3.43%	37.54%	12.71%	66.85%
Nasdaq US 500 Large Cap IndexTM	9.11%	29.16%	16.81%	94.45%
S&P 500® Index	9.18%	30.00%	16.36%	91.26%
(See Notes to Fund Performance Overview on page 16.)

Riskalyze and Nasdaq Riskalyze US Large Cap Select Dividend Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	29.8%
Health Care	13.3
Consumer Discretionary	12.0
Industrials	11.6
Financials	11.5
Communication Services	6.1
Consumer Staples	5.8
Energy	2.8
Real Estate	2.6
Utilities	2.3
Materials	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
International Business Machines Corp.	3.5%
Hewlett Packard Enterprise Co.	2.7
Broadcom, Inc.	2.5
Seagate Technology Holdings PLC	2.3
NetApp, Inc.	2.1
Omnicom Group, Inc.	2.0
Intel Corp.	1.9
HP, Inc.	1.9
Hasbro, Inc.	1.7
Texas Instruments, Inc.	1.7
Total	22.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2021 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$1,038.50	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$1,006.50	0.75%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	0.75%	$3.80
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,060.50	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,032.60	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$1,002.70	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$1,031.70	0.50%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2021 through September 30, 2021), multiplied by 183/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Australia – 6.2%
1,295	AGL Energy Ltd. (b)	$5,348
4,826	APA Group (b)	30,060
1,922	ASX Ltd. (b)	110,968
16,700	Aurizon Holdings Ltd. (b)	45,214
6,810	AusNet Services Ltd. (b)	12,327
4,851	BHP Group Ltd. (b)	129,560
6,156	Brambles Ltd. (b)	47,336
296	Cochlear Ltd. (b)	46,313
3,837	Coles Group Ltd. (b)	46,608
1,586	Commonwealth Bank of Australia (b)	117,698
9,080	Computershare Ltd. (b)	117,414
236	CSL Ltd. (b)	49,308
29,181	Insurance Australia Group Ltd. (b)	101,908
894	Macquarie Group Ltd. (b)	115,502
48,774	Medibank Pvt Ltd. (b)	124,531
933	Ramsay Health Care Ltd. (b)	46,236
2,041	Rio Tinto Ltd. (b)	145,301
1,781	Sonic Healthcare Ltd. (b)	51,469
18,315	Telstra Corp., Ltd. (b)	51,320
4,346	Transurban Group (b)	43,801
1,531	Washington H Soul Pattinson & Co., Ltd. (b)	42,548
3,494	Wesfarmers Ltd. (b)	138,968
1,751	Woolworths Group Ltd. (b)	49,183
		1,668,921
	Austria – 0.3%
400	ams AG (b) (c)	7,255
110	ANDRITZ AG (b)	6,029
295	Erste Group Bank AG (b)	12,953
221	OMV AG (b)	13,308
455	Raiffeisen Bank International AG (b)	11,900
183	Verbund AG (b)	18,508
190	voestalpine AG (b)	7,018
		76,971
	Belgium – 0.9%
299	Ageas S.A./N.V. (b)	14,807
840	Anheuser-Busch InBev S.A./N.V. (b)	47,643
99	Elia Group S.A./N.V. (b)	11,830
887	Etablissements Franz Colruyt N.V. (b)	45,248
174	Galapagos N.V. (b) (c)	9,129
175	Groupe Bruxelles Lambert S.A. (b)	19,249
249	KBC Group N.V. (b)	22,461
29	Melexis N.V. (b)	3,078
175	Proximus S.A.D.P. (b)	3,473
53	Sofina S.A. (b)	21,059
117	Solvay S.A. (b)	14,514
94	Telenet Group Holding N.V. (b)	3,589
Shares	Description	Value

	Belgium (Continued)
141	UCB S.A. (b)	$15,789
276	Umicore S.A. (b)	16,328
		248,197
	Bermuda – 0.1%
2,798	CK Infrastructure Holdings Ltd. (b)	15,606
1,600	Hongkong Land Holdings Ltd. (b)	7,643
200	Jardine Matheson Holdings Ltd. (b)	10,572
		33,821
	Canada – 9.2%
1,697	Algonquin Power & Utilities Corp.	24,880
2,374	Bank of Nova Scotia (The)	146,121
1,599	BCE, Inc.	80,101
1,517	Canadian Imperial Bank of Commerce	168,875
686	Canadian National Railway Co.	79,497
1,043	Canadian Pacific Railway Ltd.	68,109
1,607	CGI, Inc. (c)	136,505
2,857	Dollarama, Inc.	123,925
604	Emera, Inc.	27,353
9,512	Enbridge, Inc.	378,948
620	Fortis, Inc.	27,505
160	George Weston Ltd.	17,258
1,154	Hydro One Ltd. (d) (e)	27,278
1,212	Intact Financial Corp.	160,260
254	Loblaw Cos., Ltd.	17,431
311	Metro, Inc.	15,196
2,807	Open Text Corp.	137,004
1,611	Royal Bank of Canada	160,299
472	Saputo, Inc.	12,003
3,624	TELUS Corp.	79,656
1,696	Thomson Reuters Corp.	187,529
1,430	TMX Group Ltd.	154,211
1,041	Toromont Industries Ltd.	86,898
2,278	Toronto-Dominion Bank (The)	150,806
249	Waste Connections, Inc.	31,384
		2,499,032
	Cayman Islands – 0.3%
3,084	CK Asset Holdings Ltd. (b)	17,794
3,047	CK Hutchison Holdings Ltd. (b)	20,327
5,333	Sands China Ltd. (b) (c)	10,914
16,667	Sino Biopharmaceutical Ltd. (b)	13,829
10,000	WH Group Ltd. (b) (d) (e)	7,121
13,778	Wynn Macau Ltd. (b) (c)	11,594
		81,579
	Denmark – 2.3%
760	Ambu A.S., Class B (b)	22,513
22	AP Moller - Maersk A.S., Class B (b)	59,556

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
102	Carlsberg A.S., Class B (b)	$16,641
397	Chr Hansen Holding A.S.	32,428
237	Coloplast A.S., Class B (b)	37,058
746	Danske Bank A.S. (b)	12,567
842	Demant A.S. (b) (c)	42,429
258	DSV A.S. (b)	61,756
108	Genmab A.S. (b) (c)	47,188
453	GN Store Nord A.S. (b)	31,331
1,044	H Lundbeck A.S. (b)	28,358
69	Netcompany Group A.S. (b) (d) (e)	7,959
527	Novo Nordisk A.S., Class B (b)	50,797
557	Novozymes A.S., Class B (b)	38,183
226	Orsted A.S. (b) (d) (e)	29,790
135	Pandora A.S. (b)	16,389
150	Royal Unibrew A.S. (b)	18,042
53	SimCorp A.S. (b)	6,262
592	Tryg A.S. (b)	13,420
1,552	Vestas Wind Systems A/S (b)	62,263
		634,930
	Finland – 1.4%
392	Elisa Oyj	24,357
669	Fortum Oyj (b)	20,315
373	Huhtamaki Oyj (b)	16,774
420	Kesko Oyj, Class B (b)	14,487
258	Kojamo Oyj (b)	5,357
206	Kone Oyj, Class B (b)	14,471
1,511	Metso Outotec Oyj (b)	13,790
662	Neste Oyj (b)	37,345
5,881	Nokia Oyj (b) (c)	32,436
196	Nokian Renkaat Oyj (b)	7,004
4,156	Nordea Bank Abp (b)	53,555
163	Orion Oyj, Class B (b)	6,453
907	Sampo Oyj, Class A (b)	44,843
1,332	Stora Enso Oyj, Class R (b)	22,186
691	UPM-Kymmene Oyj (b)	24,457
463	Valmet Oyj (b)	16,716
1,608	Wartsila OYJ Abp (b)	19,150
		373,696
	France – 9.4%
395	Air Liquide S.A. (b)	63,263
1,796	Amundi S.A. (b) (d) (e)	151,056
532	Arkema S.A. (b)	70,153
7,609	Bureau Veritas S.A. (b)	234,823
1,976	Carrefour S.A. (b)	35,413
623	Cie Generale des Etablissements Michelin SCA (b)	95,531
522	Danone S.A. (b)	35,589
3,362	Dassault Systemes SE (b)	176,927
6,048	Engie S.A. (b)	79,127
939	EssilorLuxottica S.A. (b)	179,437
84	Hermes International (b)	115,898
109	Iliad S.A. (b) (f)	22,979
Shares	Description	Value

	France (Continued)
135	Kering S.A. (b)	$95,885
2,328	Legrand S.A. (b)	249,444
243	L’Oreal S.A. (b)	100,554
140	LVMH Moet Hennessy Louis Vuitton SE (b)	100,277
1,708	Orange S.A. (b)	18,472
191	Pernod Ricard S.A. (b)	42,109
194	Remy Cointreau S.A. (b)	37,560
1,547	Sanofi (b)	148,921
1,418	Schneider Electric SE (b)	236,174
529	SEB S.A. (b)	74,423
1,226	Ubisoft Entertainment S.A. (b) (c)	73,416
8,942	Vivendi SE (b)	112,579
		2,550,010
	Germany – 8.1%
428	Allianz SE (b)	95,892
344	Beiersdorf AG (b)	37,118
586	Brenntag SE (b)	54,436
656	Deutsche Boerse AG (b)	106,447
2,356	Deutsche Post AG (b)	147,744
3,250	Deutsche Telekom AG (b)	65,176
2,178	E.ON SE (b)	26,584
1,415	Evonik Industries AG (b)	44,371
991	Fresenius Medical Care AG & Co., KGaA (b)	69,513
1,636	Fresenius SE & Co., KGaA (b)	78,308
1,045	FUCHS PETROLUB SE (Preference Shares)	48,927
597	Hannover Rueck SE (b)	103,962
4,759	Henkel AG & Co., KGaA (Preference Shares) (b)	440,248
1,034	Knorr-Bremse AG (b)	110,629
202	LEG Immobilien SE (b)	28,533
426	Merck KGaA (b)	92,203
647	RWE AG (b)	22,819
4,141	Scout24 AG (b) (d) (e)	286,816
786	Siemens AG (b)	128,551
413	Symrise AG (b)	54,132
930	TAG Immobilien AG (b)	27,192
22,318	Telefonica Deutschland Holding AG (b)	63,422
700	Uniper SE (b)	29,141
406	Vonovia SE (b)	24,366
		2,186,530
	Greece – 0.0%
354	Hellenic Telecommunications Organization S.A. (b)	6,645
	Hong Kong – 2.1%
9,617	AIA Group Ltd. (b)	110,638
1,779	CLP Holdings, Ltd. (b)	17,129
3,333	Galaxy Entertainment Group Ltd. (b) (c)	17,102

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
7,183	Hang Lung Properties Ltd. (b)	$16,370
6,049	Hang Seng Bank Ltd. (b)	103,612
4,474	Henderson Land Development Co., Ltd. (b)	17,084
11,466	Hong Kong & China Gas Co., Ltd. (b)	17,324
2,021	Hong Kong Exchanges & Clearing Ltd. (b)	124,191
4,489	MTR Corp., Ltd. (b)	24,159
4,130	New World Development Co., Ltd. (b)	16,798
3,027	Power Assets Holdings Ltd. (b)	17,745
13,131	Sino Land Co., Ltd. (b)	17,665
20,111	SJM Holdings Ltd. (b) (c)	13,669
1,204	Sun Hung Kai Properties Ltd. (b)	15,034
3,161	Swire Pacific Ltd., Class A (b)	18,704
2,222	Vitasoy International Holdings Ltd. (b)	5,631
7,530	Wharf Holdings (The) Ltd. (b)	24,908
		577,763
	Ireland – 0.6%
1,210	AIB Group PLC (b) (c)	3,294
663	CRH PLC (b)	31,290
236	Kerry Group PLC, Class A	31,711
367	Kingspan Group PLC (b)	36,608
1,629	Ryanair Holdings PLC (b) (c)	30,804
660	Smurfit Kappa Group PLC (b)	34,748
		168,455
	Israel – 0.4%
56	Azrieli Group Ltd. (b)	5,041
1,197	Bank Hapoalim BM (b)	10,514
1,414	Bank Leumi Le-Israel BM (b)	11,981
36	Elbit Systems Ltd. (b)	5,213
964	ICL Group Ltd. (b)	7,025
2,240	Israel Discount Bank Ltd., Class A (b) (c)	11,825
357	Mizrahi Tefahot Bank Ltd. (b)	12,024
94	Nice, Ltd. (b) (c)	26,617
1,478	Teva Pharmaceutical Industries Ltd. (b) (c)	14,497
		104,737
	Italy – 2.1%
12,604	A2A S.p.A. (b)	25,827
276	Amplifon S.p.A. (b)	13,117
1,667	Assicurazioni Generali S.p.A. (b)	35,306
3,533	Banca Mediolanum S.p.A. (b)	38,044
716	Brembo S.p.A. (b)	9,021
490	Buzzi Unicem S.p.A (b)	11,130
221	De’ Longhi S.p.A. (b)	7,935
2,303	Enel S.p.A. (b)	17,676
772	ERG S.p.A. (b)	22,918
Shares	Description	Value

	Italy (Continued)
2,038	FinecoBank Banca Fineco S.p.A. (b) (c)	$36,810
5,986	Hera S.p.A. (b)	24,405
1,749	Infrastrutture Wireless Italiane S.p.A. (b) (d) (e)	19,480
253	Interpump Group S.p.A. (b)	16,306
12,308	Intesa Sanpaolo S.p.A. (b)	34,844
3,534	Italgas S.p.A. (b)	22,597
3,007	Mediobanca Banca di Credito Finanziario S.p.A. (b) (c)	36,177
156	Moncler S.p.A. (b)	9,514
730	Nexi S.P.A (b) (c) (d) (e)	13,613
2,623	Poste Italiane S.p.A. (b) (d) (e)	36,019
392	Prysmian S.p.A. (b)	13,692
191	Recordati Industria Chimica e Farmaceutica S.p.A. (b)	11,070
25	Reply S.p.A. (b)	4,589
13,338	Snam S.p.A. (b)	73,784
3,038	Terna-Rete Elettrica Nazionale S.p.A. (b)	21,560
		555,434
	Japan – 16.2%
1,500	Chubu Electric Power Co., Inc. (b)	17,728
1,600	Chugoku Electric Power (The) Co., Inc. (b)	14,595
4,700	ENEOS Holdings, Inc. (b)	19,093
800	Idemitsu Kosan Co., Ltd. (b)	21,045
9,600	ITOCHU Corp. (b)	279,609
24,500	Itochu Techno-Solutions Corp. (b)	795,628
4,500	Japan Tobacco, Inc. (b)	88,174
1,800	Kansai Electric Power (The) Co., Inc. (b)	17,442
1,300	Kao Corp. (b)	77,368
4,700	KDDI Corp. (b)	154,739
1,800	Kobayashi Pharmaceutical Co., Ltd. (b)	142,709
8,600	Medipal Holdings Corp. (b)	161,853
1,300	MEIJI Holdings Co., Ltd. (b)	84,048
11,000	Mitsubishi Corp. (b)	345,427
19,800	MS&AD Insurance Group Holdings, Inc. (b)	662,245
13,000	Nagoya Railroad Co., Ltd. (b)	239,416
5,600	Nippon Telegraph & Telephone Corp. (b)	155,171
1,200	Nissin Foods Holdings Co., Ltd. (b)	96,294
6,300	Ono Pharmaceutical Co., Ltd. (b)	143,664
1,000	Osaka Gas Co., Ltd. (b)	18,273
3,700	Secom Co., Ltd. (b)	267,614
11,100	Softbank Corp. (b)	150,569
6,600	Sohgo Security Services Co., Ltd. (b)	296,716

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
4,600	Takeda Pharmaceutical Co., Ltd. (b)	$151,721
		4,401,141
	Luxembourg – 0.1%
841	ArcelorMittal S.A. (b)	25,745
	Netherlands – 4.3%
492	Aalberts N.V. (b)	28,399
2,216	ABN AMRO Bank N.V. (b) (c) (d) (e)	31,971
11	Adyen N.V. (b) (c) (d) (e)	30,749
5,668	Aegon N.V. (b)	29,257
217	Akzo Nobel N.V. (b)	23,710
49	Argenx SE (b) (c)	14,807
257	ASM International N.V. (b)	100,646
123	ASML Holding N.V. (b)	91,888
601	ASR Nederland N.V. (b)	27,493
894	BE Semiconductor Industries N.V. (b)	71,123
821	Davide Campari-Milano N.V. (b)	11,533
1,426	Euronext N.V. (b) (d) (e)	160,910
408	Heineken Holding N.V. (b)	35,527
354	Heineken N.V. (b)	36,949
175	IMCD N.V. (b)	33,491
2,201	ING Groep N.V. (b)	31,999
812	Just Eat Takeaway.com N.V. (b) (c) (d) (e)	59,328
1,305	Koninklijke Ahold Delhaize N.V. (b)	43,454
215	Koninklijke DSM N.V. (b)	42,995
4,198	Koninklijke KPN N.V. (b)	13,210
1,400	Koninklijke Philips N.V. (b)	62,198
500	Koninklijke Vopak N.V. (b)	19,701
551	NN Group N.V. (b)	28,863
673	Prosus N.V. (b)	53,867
354	Randstad N.V. (b)	23,834
496	Signify N.V. (b) (d) (e)	24,828
370	Wolters Kluwer N.V. (b)	39,219
		1,171,949
	New Zealand – 0.3%
1,040	a2 Milk (The) Co., Ltd. (b) (c)	4,605
2,938	Auckland International Airport Ltd. (b) (c)	15,793
1,193	Fisher & Paykel Healthcare Corp., Ltd. (b)	26,241
2,846	Spark New Zealand Ltd. (b)	9,363
207	Xero Ltd. (b) (c)	20,312
		76,314
	Norway – 0.6%
368	Adevinta ASA (b) (c)	6,306
144	Aker ASA, Class A (b)	11,320
516	DNB Bank ASA (b)	11,731
Shares	Description	Value

	Norway (Continued)
729	Equinor ASA (b)	$18,539
468	Gjensidige Forsikring ASA (b)	10,365
404	Mowi ASA (b)	10,251
4,841	NEL ASA (b) (c)	7,129
1,869	Norsk Hydro ASA (b)	13,950
1,020	Orkla ASA (b)	9,362
145	Salmar ASA (b)	9,622
472	Scatec ASA (b) (d) (e)	8,774
182	Schibsted ASA, Class A (b)	8,639
860	Telenor ASA (b)	14,475
161	TOMRA Systems ASA	8,422
231	Yara International ASA (b)	11,443
		160,328
	Portugal – 0.1%
4,205	EDP - Energias de Portugal S.A.	22,089
714	Galp Energia SGPS S.A. (b)	8,110
377	Jeronimo Martins SGPS S.A.	7,515
		37,714
	Singapore – 0.9%
1,300	City Developments Ltd. (b)	6,579
1,900	DBS Group Holdings Ltd. (b)	42,101
8,300	Genting Singapore Ltd. (b)	4,376
300	Jardine Cycle & Carriage Ltd. (b)	4,255
2,200	Keppel Corp., Ltd. (b)	8,401
4,700	Oversea-Chinese Banking Corp., Ltd. (b)	39,578
1,400	Singapore Airlines Ltd. (b) (c)	5,156
5,600	Singapore Exchange Ltd. (b)	40,997
5,600	Singapore Technologies Engineering Ltd. (b)	15,632
12,200	Singapore Telecommunications Ltd. (b)	21,963
2,100	United Overseas Bank Ltd. (b)	39,727
1,300	UOL Group Ltd. (b)	6,537
4,000	Wilmar International Ltd. (b)	12,358
		247,660
	South Korea – 4.6%
195	Amorepacific Corp. (b)	29,168
776	AMOREPACIFIC Group (b)	31,876
34	CJ CheilJedang Corp. (b)	11,698
769	Coway Co., Ltd. (b)	47,998
2,068	Industrial Bank of Korea (b)	18,221
1,648	Kakao Corp. (b)	162,078
1,992	Kangwon Land, Inc. (b)	47,862
337	KB Financial Group, Inc. (b)	15,673
730	Korea Electric Power Corp. (b)	14,450
167	Korea Zinc Co., Ltd. (b)	70,454
846	KT Corp., ADR	11,523
172	KT&G Corp. (b)	11,767
9	LG Household & Health Care Ltd. (b)	10,147
976	LG Uplus Corp. (b)	12,269

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
1,921	Mirae Asset Securities Co., Ltd. (b)	$13,854
435	NAVER Corp. (b)	141,143
213	POSCO (b)	58,651
875	Samsung Electro-Mechanics Co., Ltd. (b)	129,480
2,017	Samsung Electronics Co., Ltd. (b)	125,043
100	Samsung Fire & Marine Insurance Co., Ltd. (b)	19,760
848	Samsung SDS Co., Ltd. (b)	113,778
506	Shinhan Financial Group Co., Ltd. (b)	17,092
1,239	SK Hynix, Inc. (b)	106,066
43	SK Telecom Co., Ltd. (b)	11,680
1,875	Woori Financial Group, Inc. (b)	18,300
		1,250,031
	Spain – 2.3%
88	Acciona S.A. (b)	14,630
444	ACS Actividades de Construccion y Servicios S.A. (b)	12,027
91	Aena SME S.A. (c) (d) (e)	15,738
623	Amadeus IT Group S.A. (b) (c)	40,976
6,291	Banco Bilbao Vizcaya Argentaria S.A. (b)	41,524
9,611	Banco Santander S.A. (b)	34,815
6,386	Bankinter S.A. (b)	37,365
10,551	CaixaBank S.A. (b)	32,719
596	Cellnex Telecom S.A. (b) (d) (e)	36,763
726	Enagas S.A. (b)	16,135
1,383	Endesa S.A. (b)	27,892
564	Ferrovial S.A. (b)	16,462
678	Grifols S.A.	16,555
2,841	Iberdrola S.A. (b)	28,582
1,732	Industria de Diseno Textil S.A. (b)	63,730
15,678	Mapfre S.A. (b)	34,169
1,493	Naturgy Energy Group S.A. (b)	37,580
2,067	Red Electrica Corp. S.A. (b)	41,469
1,272	Repsol S.A. (b)	16,604
407	Siemens Gamesa Renewable Energy S.A. (b) (c)	10,345
7,662	Telefonica S.A. (b)	35,955
		612,035
	Sweden – 3.3%
578	AAK AB (b)	12,433
2,071	Assa Abloy AB, Class B (b)	60,073
978	Atlas Copco AB, Class A (b)	59,057
547	Axfood AB (b)	13,078
694	Castellum AB (b)	16,942
2,668	Epiroc AB, Class A (b)	55,313
414	Essity AB, Class B (b)	12,840
Shares	Description	Value

	Sweden (Continued)
692	Getinge AB, Class B (b)	$27,588
3,788	Hexagon AB, Class B (b)	58,593
593	Holmen AB, Class B (b)	26,044
268	ICA Gruppen AB (b)	12,296
1,101	Industrivarden AB, Class C (b)	34,016
1,927	Investor AB, Class B (b)	41,439
280	L E Lundbergforetagen AB, Class B (b)	15,366
7,678	Nibe Industrier AB, Class B (b)	96,487
3,500	Securitas AB, Class B (b)	55,397
3,151	Skandinaviska Enskilda Banken AB, Class A (b)	44,408
1,459	Svenska Cellulosa AB SCA, Class B (b)	22,612
3,536	Svenska Handelsbanken AB, Class A (b)	39,601
3,645	Sweco AB, Class B	57,541
2,180	Swedbank AB, Class A (b)	43,959
1,676	Swedish Match AB	14,676
2,247	Tele2 AB, Class B (b)	33,271
2,233	Telefonaktiebolaget LM Ericsson, Class B (b)	25,204
6,820	Telia Co., AB (b)	28,055
		906,289
	Switzerland – 8.7%
1,247	ABB Ltd. (b)	41,714
553	Baloise Holding AG (b)	83,884
965	Banque Cantonale Vaudoise (b)	73,372
80	Barry Callebaut AG (b)	181,445
30	BKW AG (b)	3,239
74	Bucher Industries AG (b)	35,136
21	Chocoladefabriken Lindt & Spruengli AG	234,798
491	DKSH Holding AG (b)	38,406
34	EMS-Chemie Holding AG (b)	32,124
59	Geberit AG (b)	43,318
8	Givaudan S.A. (b)	36,473
641	Holcim Ltd. (b)	30,887
132	Kuehne + Nagel International AG (b)	45,065
1,621	Nestle S.A. (b)	195,314
4,986	Novartis AG (b)	408,848
74	Partners Group Holding AG (b)	115,487
79	PSP Swiss Property AG (b)	9,518
1,318	Roche Holding AG (b)	481,030
128	Schindler Holding AG (b)	34,364
13	SGS S.A. (b)	37,841
132	Sika AG (b)	41,735
791	Stadler Rail AG	33,085
105	Swiss Prime Site AG (b)	10,257
39	Swisscom AG (b)	22,444
221	Zurich Insurance Group AG (b)	90,371
		2,360,155

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom – 12.8%
15,329	Admiral Group PLC (b)	$640,499
907	AstraZeneca PLC (b)	109,310
3,032	Auto Trader Group PLC (b) (d) (e)	23,911
2,519	British American Tobacco PLC (b)	88,050
33,529	ConvaTec Group PLC (d) (e)	97,582
4,480	Croda International PLC (b)	513,306
1,917	Dechra Pharmaceuticals PLC	125,274
2,337	Diageo PLC (b)	113,146
6,801	Electrocomponents PLC (b)	98,455
5,105	GlaxoSmithKline PLC (b)	96,348
2,845	Halma PLC (b)	108,518
28,816	J Sainsbury PLC (b)	110,445
2,564	National Grid PLC (b)	30,552
2,204	Pennon Group PLC (b)	33,595
1,075	Reckitt Benckiser Group PLC (b)	84,452
18,443	RELX PLC (b)	530,905
13,943	Rentokil Initial PLC (b)	109,492
2,743	Sage Group (The) PLC (b)	26,118
960	Severn Trent PLC (b)	33,609
592	Spirax-Sarco Engineering PLC (b)	119,114
30,534	Tesco PLC (b)	103,988
1,723	Unilever PLC (b)	93,280
2,392	United Utilities Group PLC (b)	31,133
38,300	Wm Morrison Supermarkets PLC	151,978
		3,473,060
	Total Common Stocks	26,489,142
	(Cost $23,952,474)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.8%
	Australia – 0.4%
7,300	Dexus (b)	56,185
3,928	Goodman Group (b)	60,441
		116,626
	Belgium – 0.0%
212	Warehouses De Pauw CVA (b)	8,590
	Hong Kong – 0.1%
2,049	Link REIT (b)	17,546
	Japan – 0.8%
74	Daiwa House REIT Investment Corp. (b)	217,313
	Singapore – 0.2%
3,400	Ascendas Real Estate Investment Trust (b)	7,494
4,700	CapitaLand Integrated Commercial Trust (b)	6,999
4,900	Mapletree Commercial Trust (b)	7,426
3,800	Mapletree Industrial Trust (b)	7,765
Shares	Description	Value

	Singapore (Continued)
5,300	Mapletree Logistics Trust (b)	$7,923
		37,607
	Spain – 0.0%
450	Inmobiliaria Colonial Socimi S.A.	4,368
426	Merlin Properties Socimi S.A. (b)	4,369
		8,737
	United Kingdom – 0.3%
4,190	Segro PLC (b)	67,308
	Total Real Estate Investment Trusts	473,727
	(Cost $424,873)
RIGHTS (a) – 0.0%
	Australia – 0.0%
544	Transurban Group, expiring 10/08/21 (c) (f)	413
	(Cost $0)
	Total Investments – 99.4%	26,963,282
	(Cost $24,377,347) (g)
	Net Other Assets and Liabilities – 0.6%	167,541
	Net Assets – 100.0%	$27,130,823

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $23,525,270 or 86.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,880,999 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,295,064. The net unrealized appreciation was $2,585,935.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 2,499,032	$ 2,499,032	$ —	$ —
Denmark	634,930	32,428	602,502	—
Finland	373,696	24,357	349,339	—
Germany	2,186,530	48,927	2,137,603	—
Ireland	168,455	31,711	136,744	—
Norway	160,328	8,422	151,906	—
Portugal	37,714	29,604	8,110	—
South Korea	1,250,031	11,523	1,238,508	—
Spain	612,035	32,293	579,742	—
Sweden	906,289	72,217	834,072	—
Switzerland	2,360,155	267,883	2,092,272	—
United Kingdom	3,473,060	374,834	3,098,226	—
Other Country Categories*	11,826,887	—	11,826,887	—
Real Estate Investment Trusts:
Spain	8,737	4,368	4,369	—
Other Country Categories*	464,990	—	464,990	—
Rights*	413	413	—	—
Total Investments	$ 26,963,282	$ 3,438,012	$ 23,525,270	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	29.6%
Japanese Yen	17.1
British Pound Sterling	13.1
Canadian Dollar	9.3
Swiss Franc	8.8
Australian Dollar	6.7
South Korean Won	4.6
Swedish Krona	3.6
Hong Kong Dollar	2.6
Danish Krone	2.3
Singapore Dollar	1.0
Norwegian Krone	0.6
Israeli Shekel	0.4
New Zealand Dollar	0.2
United States Dollar	0.1
Total	100.0%

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Bermuda – 0.9%
56,000	Beijing Enterprises Water Group Ltd. (b)	$21,921
129	Credicorp Ltd.	14,311
23,500	Shenzhen International Holdings Ltd. (b)	30,295
		66,527
	Brazil – 9.0%
6,370	Ambev S.A.	17,897
4,195	Atacadao S.A.	13,681
15,209	B3 S.A. - Brasil Bolsa Balcao	35,580
11,419	BB Seguridade Participacoes S.A.	41,832
4,578	Bradespar S.A. (Preference Shares)	43,941
3,152	Cia Energetica de Minas Gerais (Preference Shares)	8,121
5,167	Cia Paranaense de Energia, Class B (Preference Shares)	6,907
1,211	CPFL Energia S.A.	5,989
815	Energisa S.A.	6,571
2,206	Eneva S.A. (c)	6,672
881	Engie Brasil Energia S.A.	6,060
1,486	Equatorial Energia S.A.	6,917
4,235	Hypera S.A.	24,994
9,900	Itau Unibanco Holding S.A. (Preference Shares)	52,593
26,832	Itausa S.A. (Preference Shares)	54,888
3,275	JBS S.A.	22,293
8,861	Klabin S.A. (c)	39,393
2,213	Neoenergia S.A.	6,222
5,894	Porto Seguro S.A.	53,531
3,887	Raia Drogasil S.A.	16,681
21,154	Rumo S.A. (c)	65,221
8,104	Sul America S.A.	37,918
3,572	Suzano S.A. (c)	35,761
1,850	TIM S.A.	3,992
2,499	Vale S.A.	34,986
		648,641
	Cayman Islands – 5.7%
54,000	Agile Group Holdings Ltd. (b)	50,361
14,125	China Conch Venture Holdings Ltd. (b)	65,588
19,000	Hengan International Group Co., Ltd. (b)	101,319
165,000	Want Want China Holdings Ltd. (b)	124,589
123,000	Zhenro Properties Group Ltd. (d)	67,151
		409,008
	Chile – 1.1%
120,134	Banco de Chile (b)	11,093
226,733	Banco Santander Chile (b)	11,349
4,600	Cencosud S.A.	8,896
Shares	Description	Value

	Chile (Continued)
33,483	Colbun S.A.	$5,426
3,365	Empresas CMPC S.A. (b)	6,333
933	Empresas COPEC S.A.	7,744
36,519	Enel Americas S.A. (b)	4,315
77,378	Enel Chile S.A. (b)	3,671
2,673	Falabella S.A.	9,363
201	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	10,819
		79,009
	China – 9.8%
189,321	Agricultural Bank of China Ltd., Class H (b)	65,038
5,500	Anhui Conch Cement Co., Ltd., Class H (b)	29,708
198,146	Bank of China Ltd., Class H (b)	70,012
119,173	Bank of Communications Co., Ltd., Class H (b)	70,538
363,000	China Cinda Asset Management Co., Ltd., Class H (b)	61,303
148,651	China CITIC Bank Corp., Ltd., Class H (b)	67,001
89,449	China Construction Bank Corp., Class H (b)	63,838
130,449	China Minsheng Banking Corp., Ltd., Class H (b)	52,345
32,875	China Shenhua Energy Co., Ltd., Class H (b)	76,581
66,000	Guangzhou R&F Properties Co., Ltd., Class H (b)	50,785
105,549	Industrial & Commercial Bank of China Ltd., Class H (b)	58,508
6,200	Ping An Insurance Group Co. of China Ltd., Class H (b)	42,404
		708,061
	Colombia – 0.3%
2,528	Bancolombia S.A. (Preference Shares)	21,909
	Czech Republic – 0.2%
374	CEZ A.S. (b)	12,167
	Hong Kong – 3.4%
6,175	Beijing Enterprises Holdings Ltd. (b)	24,647
21,450	BOC Hong Kong Holdings Ltd. (b)	64,638
16,000	China Resources Power Holdings Co., Ltd. (b)	45,952
63,000	Far East Horizon Ltd.	63,934
26,500	Fosun International Ltd. (b)	32,204
13,300	Guangdong Investment Ltd. (b)	17,356
		248,731

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hungary – 0.7%
1,158	MOL Hungarian Oil & Gas PLC (b)	$9,620
512	OTP Bank Nyrt (b) (c)	29,959
302	Richter Gedeon Nyrt	8,259
		47,838
	India – 20.2%
2,000	ACC Ltd. (b)	60,516
1,500	Asian Paints Ltd. (b)	65,386
1,186	Bajaj Auto Ltd. (b)	61,106
3,097	Bata India Ltd. (b)	74,092
4,977	Berger Paints India Ltd. (b)	54,098
400	Britannia Industries Ltd. (b)	21,240
929	Colgate-Palmolive India Ltd. (b)	20,843
2,680	Dabur India Ltd. (b)	22,238
993	Dr. Reddy’s Laboratories Ltd. (b)	65,141
1,985	Godrej Consumer Products Ltd. (b) (c)	27,457
596	Hindustan Unilever Ltd. (b)	21,672
9,798	Infosys Ltd. (b)	219,673
6,629	ITC Ltd. (b)	21,018
2,683	Larsen & Toubro Ltd. (b)	61,369
3,521	Marico Ltd. (b)	25,981
53	MRF Ltd. (b)	56,444
84	Nestle India Ltd. (b)	21,947
6,646	Petronet LNG Ltd. (b)	21,297
3,512	Pidilite Industries Ltd. (b)	112,461
9,231	Power Grid Corp. of India Ltd. (b)	23,537
7,501	Sun Pharmaceutical Industries Ltd. (b)	82,545
4,218	Tata Consultancy Services Ltd. (b)	213,761
2,267	Tata Consumer Products Ltd. (b)	24,775
565	UltraTech Cement Ltd. (b)	56,063
1,167	United Breweries Ltd. (b)	24,653
		1,459,313
	Indonesia – 3.3%
37,033	Adaro Energy Tbk PT (b)	4,527
19,047	Aneka Tambang Tbk (b)	3,018
46,871	Astra International Tbk PT (b)	17,896
13,495	Bank Central Asia Tbk PT (b)	32,870
68,186	Bank Mandiri Persero Tbk PT (b)	29,142
73,248	Bank Negara Indonesia Persero Tbk PT (b)	27,269
97,689	Bank Rakyat Indonesia Persero Tbk PT (b)	26,039
4,101	Indah Kiat Pulp & Paper Tbk PT (b)	2,438
33,746	Indofood Sukses Makmur Tbk PT (b)	14,930
46,673	Kalbe Farma Tbk PT (b)	4,651
Shares	Description	Value

	Indonesia (Continued)
19,933	Merdeka Copper Gold Tbk PT (b) (c)	$3,488
4,111	Pabrik Kertas Tjiwi Kimia Tbk PT (b)	2,273
147,490	Sarana Menara Nusantara Tbk PT (b)	13,593
48,014	Telkom Indonesia Persero Tbk PT (b)	12,295
78,376	Tower Bersama Infrastructure Tbk PT (b)	16,150
17,892	Transcoal Pacific Tbk PT (c)	11,938
6,227	United Tractors Tbk PT (b)	11,205
9,785	Vale Indonesia Tbk PT (b)	3,115
		236,837
	Isle Of Man (U.K.) – 0.1%
863	NEPI Rockcastle PLC	5,991
	Malaysia – 2.0%
13,100	CIMB Group Holdings Bhd (b)	14,897
8,500	Dialog Group Bhd (b)	4,841
4,700	Genting Bhd	5,658
7,700	Genting Malaysia Bhd (b)	5,501
3,000	Hartalega Holdings Bhd	4,407
3,000	Hong Leong Bank Bhd	13,544
5,100	IHH Healthcare Bhd (b)	8,156
5,000	Inari Amertron Bhd (b)	4,374
8,300	Kossan Rubber Industries	4,580
6,900	Malayan Banking Bhd (b)	13,247
10,500	Press Metal Aluminium Holdings Bhd (b)	14,364
13,600	Public Bank Bhd	13,222
10,600	RHB Bank Bhd (b)	13,783
7,715	Supermax Corp. Bhd	4,404
6,200	Telekom Malaysia Bhd (b)	8,436
4,200	Tenaga Nasional Bhd (b)	9,692
6,100	Top Glove Corp. Bhd	4,196
		147,302
	Mexico – 5.0%
21,859	Alfa S.A.B. de C.V., Class A	15,175
81,236	America Movil S.A.B. de C.V., Series L	71,903
2,637	Arca Continental S.A.B. de C.V.	16,056
17,888	Cemex S.A.B. de C.V., Series CPO (c)	12,921
1,726	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	14,973
1,102	Gruma S.A.B. de C.V., Class B	12,596
1,207	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	14,034
711	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	13,263
6,199	Grupo Bimbo S.A.B. de C.V., Series A	17,421
380	Grupo Elektra S.A.B. de C.V.	28,955

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
4,534	Grupo Financiero Banorte S.A.B. de C.V., Class O	$29,058
8,091	Grupo Mexico S.A.B. de C.V., Series B	32,174
13,722	Grupo Televisa S.A.B., Series CPO	30,194
7,613	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	12,503
4,727	Orbia Advance Corp. S.A.B. de C.V.	12,135
7,743	Wal-Mart de Mexico S.A.B. de C.V.	26,240
		359,601
	Netherlands – 0.1%
307	X5 Retail Group N.V., GDR (b) (d)	9,916
	Philippines – 1.5%
35,410	Ayala Land, Inc. (b)	23,230
5,550	BDO Unibank, Inc. (b)	12,021
12,800	Metropolitan Bank & Trust Co. (b)	10,945
1,865	SM Investments Corp. (b)	36,110
34,700	SM Prime Holdings, Inc. (b)	22,190
		104,496
	Poland – 1.3%
633	Bank Polska Kasa Opieki S.A. (b)	16,363
252	CD Projekt S.A. (b)	12,151
111	Dino Polska S.A. (c) (d) (e)	9,271
269	KGHM Polska Miedz S.A. (b)	10,596
1,862	PGE Polska Grupa Energetyczna S.A. (b) (c)	4,161
445	Polski Koncern Naftowy ORLEN S.A. (b)	9,168
4,695	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	7,623
1,366	Powszechna Kasa Oszczednosci Bank Polski S.A. (b) (c)	14,463
1,311	Powszechny Zaklad Ubezpieczen S.A. (b)	11,993
		95,789
	Russia – 2.4%
10,925	Alrosa PJSC (b)	19,909
52,320	Credit Bank of Moscow PJSC (b) (c)	5,143
94,318	Inter RAO UES PJSC (b)	6,009
140	Magnit PJSC (b)	11,679
19,017	Magnitogorsk Iron & Steel Works PJSC (b)	17,863
49	MMC Norilsk Nickel PJSC (b)	14,615
2,820	Mobile TeleSystems PJSC (b)	12,724
Shares	Description	Value

	Russia (Continued)
2,141	Moscow Exchange MICEX-RTS PJSC (b)	$5,099
4,781	Novolipetsk Steel PJSC (b)	14,205
83	Polyus PJSC (b)	13,605
595,154	RusHydro PJSC (b)	6,611
754	Severstal PAO (b)	15,686
10,867	Sistema PJSFC (b)	4,006
3,924	Tatneft PJSC (b)	28,336
		175,490
	South Africa – 6.7%
1,825	Absa Group Ltd. (b)	18,468
2,565	African Rainbow Minerals Ltd. (b)	32,740
352	Anglo American Platinum Ltd.	30,491
761	Aspen Pharmacare Holdings Ltd. (b)	13,656
399	Bid Corp., Ltd. (b) (c)	8,572
552	Bidvest Group (The) Ltd. (b)	7,157
162	Capitec Bank Holdings Ltd.	19,570
474	Clicks Group Ltd.	8,741
1,736	Discovery Ltd. (b) (c)	15,862
411	Exxaro Resources Ltd.	4,395
4,459	FirstRand Ltd. (b)	19,033
1,172	Kumba Iron Ore Ltd. (b)	38,506
542	Mr Price Group Ltd. (b)	7,271
1,711	MultiChoice Group (b)	13,043
867	Naspers Ltd., Class N (b)	143,298
2,213	Remgro Ltd.	19,964
3,866	Sanlam Ltd.	16,410
726	Shoprite Holdings Ltd. (b)	8,597
600	SPAR Group (The) Ltd.	7,826
1,835	Standard Bank Group Ltd. (b)	17,376
541	Tiger Brands Ltd. (b)	6,698
1,748	Vodacom Group Ltd.	16,720
2,123	Woolworths Holdings Ltd. (b)	8,273
		482,667
	Taiwan – 20.0%
26,383	Asia Cement Corp. (b)	42,932
15,195	Cathay Financial Holding Co., Ltd. (b)	31,329
69,390	China Development Financial Holding Corp. (b)	35,092
126,198	China Steel Corp. (b)	163,304
6,757	Chunghwa Telecom Co., Ltd. (b)	26,768
234,354	Compal Electronics, Inc. (b)	197,571
32,968	CTBC Financial Holding Co., Ltd. (b)	26,981
29,622	E.Sun Financial Holding Co., Ltd. (b)	27,875
11,754	Far EasTone Telecommunications Co., Ltd. (b)	25,921
33,148	First Financial Holding Co., Ltd. (b)	26,776

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
12,968	Fubon Financial Holding Co., Ltd. (b)	$35,439
40,098	Hua Nan Financial Holdings Co., Ltd. (b)	29,273
231,750	Inventec Corp. (b)	213,524
22,840	Mega Financial Holding Co., Ltd. (b)	26,209
2,339	President Chain Store Corp. (b)	23,472
80,279	Shin Kong Financial Holding Co., Ltd. (b)	26,675
56,700	SinoPac Financial Holdings Co., Ltd. (b)	28,170
56,843	Taishin Financial Holding Co., Ltd. (b)	36,798
26,946	Taiwan Cement Corp. (b)	49,076
35,138	Taiwan Cooperative Financial Holding Co., Ltd. (b)	27,784
40,098	Taiwan High Speed Rail Corp. (b)	42,539
7,672	Taiwan Mobile Co., Ltd. (b)	27,210
8,716	Uni-President Enterprises Corp. (b)	21,295
128,222	WPG Holdings Ltd. (b)	222,120
32,382	Yuanta Financial Holding Co., Ltd. (b)	28,570
		1,442,703
	Thailand – 4.9%
8,400	B Grimm Power PCL	10,179
5,200	Bangkok Bank PCL (b)	17,819
17,300	Bangkok Dusit Medical Services PCL	11,658
65,200	Bangkok Expressway & Metro PCL	16,861
14,500	Berli Jucker PCL	14,142
61,100	BTS Group Holdings PCL	16,975
2,700	Bumrungrad Hospital PCL	11,292
17,300	Charoen Pokphand Foods PCL	13,166
7,400	CP ALL PCL (b)	13,912
2,100	Electricity Generating PCL	10,799
11,400	Gulf Energy Development PCL	13,982
39,800	Home Product Center PCL	15,998
53,500	Krung Thai Bank PCL	17,393
82,800	Land & Houses PCL	19,455
14,500	Osotspa PCL	14,571
6,700	PTT Exploration & Production PCL	23,267
18,800	PTT PCL (b)	21,885
1,400	Siam Cement (The) PCL (b)	16,568
5,900	Siam Commercial Bank (The) PCL	21,274
29,700	Thai Beverage PCL (b)	14,264
6,700	Tisco Financial Group PCL	18,168
7,000	Total Access Communication PCL (b)	8,486
Shares	Description	Value

	Thailand (Continued)
67,800	True Corp PCL (b)	$7,740
		349,854
	Turkey – 0.9%
4,974	Akbank T.A.S.	2,981
601	Arcelik A.S. (b)	2,194
1,640	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,792
606	BIM Birlesik Magazalar A.S.	4,354
622	Coca-Cola Icecek A.S. (b)	5,910
3,095	Enka Insaat ve Sanayi A.S. (b)	3,576
1,523	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	2,804
104	Ford Otomotiv Sanayi A.S. (b)	1,963
318	Gubre Fabrikalari T.A.S. (c)	1,740
2,713	Haci Omer Sabanci Holding A.S. (b)	2,957
1,921	KOC Holding A.S. (b)	4,890
695	Sasa Polyester Sanayi A.S. (b) (f)	2,082
608	Tofas Turk Otomobil Fabrikasi A.S. (b)	3,559
3,564	Turk Telekomunikasyon A.S.	3,002
1,614	Turkcell Iletisim Hizmetleri A.S. (b)	2,769
3,487	Turkiye Garanti Bankasi A.S. (b)	3,615
4,840	Turkiye Is Bankasi A.S., Class C (b)	2,812
414	Turkiye Petrol Rafinerileri A.S. (b) (c)	5,383
3,367	Turkiye Sise ve Cam Fabrikalari A.S.	3,101
10,604	Yapi ve Kredi Bankasi A.S.	2,874
		65,358
	Virgin Islands (British) – 0.1%
294	Mail.Ru Group Ltd., GDR (b) (c) (d)	6,032
	Total Common Stocks	7,183,240
	(Cost $6,929,716)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
6,839	Fibra Uno Administracion S.A. de C.V.	7,783
	South Africa – 0.1%
6,095	Growthpoint Properties Ltd.	5,788
	Total Real Estate Investment Trusts	13,571
	(Cost $16,297)

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Taiwan – 0.0%
496	Fubon Financial Holding Co., Ltd., expiring 10/18/21 (b) (c) (g)	$298
301	Fubon Financial Holding Co., Ltd., expiring 10/18/21 (b) (c) (g)	192
	Total Rights	490
	(Cost $0)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
6,120	BTS Group Holdings PCL, expiring 12/31/24 (b) (c) (g)	0
12,240	BTS Group Holdings PCL, expiring 12/31/26 (b) (c) (g)	0
	Total Warrants	0
	(Cost $0)
	Total Investments – 99.8%	7,197,301
	(Cost $6,946,013) (h)
	Net Other Assets and Liabilities – 0.2%	15,954
	Net Assets – 100.0%	$7,213,255

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $5,497,143 or 76.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the six months ended September 30, 2021, the Fund received 182 PIK shares of Sasa Polyester Sanayi A.S.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,000,481 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $749,193. The net unrealized appreciation was $251,288.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 66,527	$ 14,311	$ 52,216	$ —
Brazil	648,641	648,641	—	—
Cayman Islands	409,008	67,151	341,857	—
Chile	79,009	31,429	47,580	—
Colombia	21,909	21,909	—	—
Hong Kong	248,731	63,934	184,797	—
Hungary	47,838	8,259	39,579	—
Indonesia	236,837	11,938	224,899	—
Isle Of Man (U.K.)	5,991	5,991	—	—
Malaysia	147,302	50,011	97,291	—
Mexico	359,601	359,601	—	—
Poland	95,789	9,271	86,518	—
South Africa	482,667	124,117	358,550	—
Turkey	65,358	20,844	44,514	—
Other Country Categories*	4,268,032	—	4,268,032	—
Real Estate Investment Trusts*	13,571	13,571	—	—
Rights*	490	—	490	—
Warrants*	—**	—	—**	—
Total Investments	$ 7,197,301	$ 1,450,978	$ 5,746,323	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Indian Rupee	20.3%
New Taiwan Dollar	20.0
Hong Kong Dollar	19.7
Brazilian Real	9.0
South African Rand	6.9
Mexican Peso	5.1
Thai Baht	4.7
Indonesian Rupiah	3.3
Russian Ruble	2.4
Malaysian Ringgit	2.0
Philippine Peso	1.5
Polish Zloty	1.3
Chilean Peso	1.1
Turkish Lira	0.9
Hungarian Forint	0.7
United States Dollar	0.4
Colombian Peso	0.3
Singapore Dollar	0.2
Czech Republic Koruna	0.2
Total	100.0%

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.3%
	Aerospace & Defense – 1.3%
336	General Dynamics Corp.	$65,866
454	HEICO Corp.	59,869
293	L3Harris Technologies, Inc.	64,531
167	Lockheed Martin Corp.	57,632
174	Northrop Grumman Corp.	62,666
742	Raytheon Technologies Corp.	63,782
		374,346
	Air Freight & Logistics – 0.6%
500	Expeditors International of Washington, Inc.	59,565
212	FedEx Corp.	46,490
304	United Parcel Service, Inc., Class B	55,358
		161,413
	Banks – 3.0%
1,414	Bank of America Corp.	60,024
824	Citigroup, Inc.	57,828
1,271	Citizens Financial Group, Inc.	59,712
1,525	Fifth Third Bancorp	64,721
311	First Republic Bank	59,986
4,085	Huntington Bancshares, Inc.	63,154
375	JPMorgan Chase & Co.	61,384
2,823	KeyCorp	61,033
401	M&T Bank Corp.	59,885
306	PNC Financial Services Group (The), Inc.	59,866
2,888	Regions Financial Corp.	61,543
1,050	Truist Financial Corp.	61,583
1,023	US Bancorp	60,807
1,287	Wells Fargo & Co.	59,730
		851,256
	Beverages – 0.8%
647	Brown-Forman Corp., Class B	43,356
896	Coca-Cola (The) Co.	47,013
207	Constellation Brands, Inc., Class A	43,613
1,376	Keurig Dr. Pepper, Inc.	47,004
327	PepsiCo, Inc.	49,184
		230,170
	Biotechnology – 1.1%
977	AbbVie, Inc.	105,389
451	Amgen, Inc.	95,905
1,598	Gilead Sciences, Inc.	111,620
		312,914
	Building Products – 0.9%
1,302	Carrier Global Corp.	67,391
922	Johnson Controls International PLC	62,770
1,074	Masco Corp.	59,661
Shares	Description	Value

	Building Products (Continued)
344	Trane Technologies PLC	$59,392
		249,214
	Capital Markets – 4.1%
234	Ameriprise Financial, Inc.	61,804
1,138	Bank of New York Mellon (The) Corp.	58,994
67	BlackRock, Inc.	56,190
600	Blackstone, Inc.	69,804
801	Charles Schwab (The) Corp.	58,345
274	CME Group, Inc.	52,986
1,822	Franklin Resources, Inc.	54,150
154	Goldman Sachs Group (The), Inc.	58,216
491	Intercontinental Exchange, Inc.	56,377
984	KKR & Co., Inc.	59,906
126	MarketAxess Holdings, Inc.	53,007
161	Moody’s Corp.	57,173
636	Morgan Stanley	61,889
109	MSCI, Inc.	66,309
332	Nasdaq, Inc.	64,083
504	Northern Trust Corp.	54,336
673	Raymond James Financial, Inc.	62,104
142	S&P Global, Inc.	60,334
708	State Street Corp.	59,982
294	T Rowe Price Group, Inc.	57,830
		1,183,819
	Chemicals – 1.4%
87	Air Products & Chemicals, Inc.	22,282
148	Albemarle Corp.	32,408
165	Celanese Corp.	24,856
1,093	Corteva, Inc.	45,993
394	Dow, Inc.	22,679
817	DuPont de Nemours, Inc.	55,548
214	Eastman Chemical Co.	21,558
121	Ecolab, Inc.	25,243
231	FMC Corp.	21,150
243	LyondellBasell Industries N.V., Class A	22,805
373	PPG Industries, Inc.	53,343
232	Sherwin-Williams (The) Co.	64,897
		412,762
	Commercial Services & Supplies – 0.9%
166	Cintas Corp.	63,189
262	Republic Services, Inc.	31,456
4,206	Rollins, Inc.	148,598
205	Waste Management, Inc.	30,619
		273,862
	Communications Equipment – 1.6%
2,777	Cisco Systems, Inc.	151,152
679	Motorola Solutions, Inc.	157,745

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
471	Ubiquiti, Inc.	$140,674
		449,571
	Construction Materials – 0.4%
180	Martin Marietta Materials, Inc.	61,502
363	Vulcan Materials Co.	61,405
		122,907
	Consumer Finance – 1.1%
1,169	Ally Financial, Inc.	59,677
383	American Express Co.	64,164
409	Capital One Financial Corp.	66,246
493	Discover Financial Services	60,565
1,304	Synchrony Financial	63,740
		314,392
	Containers & Packaging – 0.6%
119	Avery Dennison Corp.	24,658
781	Ball Corp.	70,267
407	International Paper Co.	22,759
467	Packaging Corp. of America	64,184
		181,868
	Distributors – 1.0%
1,137	Genuine Parts Co.	137,838
314	Pool Corp.	136,405
		274,243
	Diversified Telecommunication Services – 1.4%
5,114	AT&T, Inc.	138,129
10,830	Lumen Technologies, Inc.	134,184
2,627	Verizon Communications, Inc.	141,884
		414,197
	Electric Utilities – 1.2%
340	American Electric Power Co., Inc.	27,601
560	Avangrid, Inc.	27,216
292	Duke Energy Corp.	28,496
498	Edison International	27,624
289	Entergy Corp.	28,701
359	Eversource Energy	29,352
650	Exelon Corp.	31,421
774	FirstEnergy Corp.	27,570
393	NextEra Energy, Inc.	30,858
1,029	PPL Corp.	28,689
476	Southern (The) Co.	29,498
437	Xcel Energy, Inc.	27,312
		344,338
	Electrical Equipment – 0.9%
474	AMETEK, Inc.	58,781
Shares	Description	Value

	Electrical Equipment (Continued)
427	Eaton Corp. PLC	$63,755
657	Emerson Electric Co.	61,889
221	Rockwell Automation, Inc.	64,983
		249,408
	Electronic Equipment, Instruments & Components – 3.6%
3,499	Amphenol Corp., Class A	256,232
1,371	CDW Corp.	249,549
753	Cognex Corp.	60,406
5,853	Corning, Inc.	213,576
1,771	TE Connectivity Ltd.	243,016
		1,022,779
	Energy Equipment & Services – 0.5%
2,249	Baker Hughes Co.	55,618
2,225	Halliburton Co.	48,105
1,607	Schlumberger N.V.	47,631
		151,354
	Entertainment – 0.9%
1,507	Activision Blizzard, Inc.	116,627
1,000	Electronic Arts, Inc.	142,250
		258,877
	Food & Staples Retailing – 1.6%
364	Costco Wholesale Corp.	163,563
1,265	Kroger (The) Co.	51,144
623	Sysco Corp.	48,906
921	Walgreens Boots Alliance, Inc.	43,333
1,020	Walmart, Inc.	142,168
		449,114
	Food Products – 1.9%
800	Archer-Daniels-Midland Co.	48,008
1,063	Campbell Soup Co.	44,444
1,333	Conagra Brands, Inc.	45,149
796	General Mills, Inc.	47,617
278	Hershey (The) Co.	47,051
1,015	Hormel Foods Corp.	41,615
374	JM Smucker (The) Co.	44,891
754	Kellogg Co.	48,196
1,189	Kraft Heinz (The) Co.	43,779
549	McCormick & Co., Inc.	44,485
776	Mondelez International, Inc., Class A	45,148
657	Tyson Foods, Inc., Class A	51,864
		552,247
	Health Care Equipment & Supplies – 4.7%
949	Abbott Laboratories	112,105

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,367	Baxter International, Inc.	$109,948
452	Becton Dickinson and Co.	111,111
278	Cooper (The) Cos., Inc.	114,900
410	Danaher Corp.	124,821
886	Medtronic PLC	111,060
446	ResMed, Inc.	117,543
533	STERIS PLC	108,881
424	Stryker Corp.	111,817
274	Teleflex, Inc.	103,175
306	West Pharmaceutical Services, Inc.	129,909
684	Zimmer Biomet Holdings, Inc.	100,110
		1,355,380
	Health Care Providers & Services – 3.1%
423	AmerisourceBergen Corp.	50,527
288	Anthem, Inc.	107,366
1,927	Cardinal Health, Inc.	95,309
464	Cigna Corp.	92,874
581	CVS Health Corp.	49,304
532	HCA Healthcare, Inc.	129,127
248	Humana, Inc.	96,509
253	McKesson Corp.	50,443
834	Quest Diagnostics, Inc.	121,189
275	UnitedHealth Group, Inc.	107,454
		900,102
	Health Care Technology – 0.3%
1,407	Cerner Corp.	99,222
	Hotels, Restaurants & Leisure – 3.1%
985	Darden Restaurants, Inc.	149,198
308	Domino’s Pizza, Inc.	146,904
623	McDonald’s Corp.	150,211
3,373	MGM Resorts International	145,545
1,286	Starbucks Corp.	141,859
1,250	Yum! Brands, Inc.	152,887
		886,604
	Household Durables – 1.5%
1,592	DR Horton, Inc.	133,680
994	Garmin Ltd.	154,527
1,448	Lennar Corp., Class A	135,649
		423,856
	Household Products – 0.8%
569	Church & Dwight Co., Inc.	46,983
269	Clorox (The) Co.	44,549
596	Colgate-Palmolive Co.	45,046
362	Kimberly-Clark Corp.	47,943
Shares	Description	Value

	Household Products (Continued)
359	Procter & Gamble (The) Co.	$50,188
		234,709
	Independent Power & Renewable Electricity Producers – 0.1%
1,104	AES (The) Corp.	25,204
	Industrial Conglomerates – 1.4%
318	3M Co.	55,783
587	General Electric Co.	60,479
288	Honeywell International, Inc.	61,137
509	Roper Technologies, Inc.	227,080
		404,479
	Insurance – 3.2%
1,086	Aflac, Inc.	56,613
447	Allstate (The) Corp.	56,908
1,225	American International Group, Inc.	67,240
244	Aon PLC, Class A	69,728
416	Arthur J. Gallagher & Co.	61,839
367	Chubb Ltd.	63,667
500	Cincinnati Financial Corp.	57,110
941	Hartford Financial Services Group (The), Inc.	66,105
1,067	Loews Corp.	57,543
414	Marsh & McLennan Cos., Inc.	62,692
974	MetLife, Inc.	60,125
922	Principal Financial Group, Inc.	59,377
593	Progressive (The) Corp.	53,601
569	Prudential Financial, Inc.	59,859
389	Travelers (The) Cos., Inc.	59,132
		911,539
	Internet & Direct Marketing Retail – 0.5%
2,049	eBay, Inc.	142,754
	IT Services – 3.4%
215	Accenture PLC, Class A	68,783
319	Automatic Data Processing, Inc.	63,774
361	Broadridge Financial Solutions, Inc.	60,157
3,457	Cognizant Technology Solutions Corp., Class A	256,544
447	Fidelity National Information Services, Inc.	54,391
337	Global Payments, Inc.	53,104
1,633	International Business Machines Corp.	226,873
173	Mastercard, Inc., Class A	60,149
590	Paychex, Inc.	66,346

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
271	Visa, Inc., Class A	$60,365
		970,486
	Leisure Products – 0.5%
1,522	Hasbro, Inc.	135,793
	Life Sciences Tools & Services – 1.7%
744	Agilent Technologies, Inc.	117,202
244	Bio-Techne Corp.	118,235
712	PerkinElmer, Inc.	123,383
218	Thermo Fisher Scientific, Inc.	124,550
		483,370
	Machinery – 2.7%
291	Caterpillar, Inc.	55,863
259	Cummins, Inc.	58,161
179	Deere & Co.	59,978
420	Dover Corp.	65,310
907	Fortive Corp.	64,007
287	IDEX Corp.	59,395
283	Illinois Tool Works, Inc.	58,476
774	Otis Worldwide Corp.	63,685
709	PACCAR, Inc.	55,954
206	Parker-Hannifin Corp.	57,602
309	Stanley Black & Decker, Inc.	54,171
769	Westinghouse Air Brake Technologies Corp.	66,295
527	Xylem, Inc.	65,179
		784,076
	Media – 2.4%
2,581	Comcast Corp., Class A	144,355
3,874	Fox Corp., Class A	155,386
1,798	Omnicom Group, Inc.	130,283
21,994	Sirius XM Holdings, Inc.	134,164
3,182	ViacomCBS, Inc., Class B	125,721
		689,909
	Metals & Mining – 0.2%
672	Freeport-McMoRan, Inc.	21,860
394	Newmont Corp.	21,394
260	Nucor Corp.	25,608
		68,862
	Multiline Retail – 1.0%
665	Dollar General Corp.	141,073
595	Target Corp.	136,118
		277,191
	Multi-Utilities – 0.8%
360	Ameren Corp.	29,160
487	CMS Energy Corp.	29,088
401	Consolidated Edison, Inc.	29,109
391	Dominion Energy, Inc.	28,551
222	DTE Energy Co.	24,800
Shares	Description	Value

	Multi-Utilities (Continued)
482	Public Service Enterprise Group, Inc.	$29,354
217	Sempra Energy	27,450
324	WEC Energy Group, Inc.	28,577
		226,089
	Oil, Gas & Consumable Fuels – 2.2%
491	Chevron Corp.	49,812
845	ConocoPhillips	57,266
616	EOG Resources, Inc.	49,446
815	Exxon Mobil Corp.	47,938
589	Hess Corp.	46,007
2,821	Kinder Morgan, Inc.	47,195
851	Marathon Petroleum Corp.	52,600
1,645	Occidental Petroleum Corp.	48,659
924	ONEOK, Inc.	53,583
599	Phillips 66	41,948
316	Pioneer Natural Resources Co.	52,617
659	Valero Energy Corp.	46,506
1,937	Williams (The) Cos., Inc.	50,246
		643,823
	Personal Products – 0.5%
452	Estee Lauder (The) Cos., Inc., Class A	135,568
	Pharmaceuticals – 2.7%
1,646	Bristol-Myers Squibb Co.	97,394
479	Eli Lilly & Co.	110,673
668	Johnson & Johnson	107,882
1,415	Merck & Co., Inc.	106,281
2,809	Pfizer, Inc.	120,815
7,698	Viatris, Inc.	104,308
590	Zoetis, Inc.	114,542
		761,895
	Professional Services – 1.7%
264	Equifax, Inc.	66,903
474	Jacobs Engineering Group, Inc.	62,819
2,368	Leidos Holdings, Inc.	227,636
576	TransUnion	64,690
362	Verisk Analytics, Inc.	72,498
		494,546
	Road & Rail – 1.1%
1,972	CSX Corp.	58,647
388	JB Hunt Transport Services, Inc.	64,881
238	Norfolk Southern Corp.	56,942
249	Old Dominion Freight Line, Inc.	71,209
288	Union Pacific Corp.	56,451
		308,130

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 13.1%
1,391	Analog Devices, Inc.	$232,965
1,681	Applied Materials, Inc.	216,395
502	Broadcom, Inc.	243,435
1,947	Entegris, Inc.	245,127
4,264	Intel Corp.	227,186
738	KLA Corp.	246,868
368	Lam Research Corp.	209,447
4,104	Marvell Technology, Inc.	247,512
1,599	Microchip Technology, Inc.	245,431
641	Monolithic Power Systems, Inc.	310,680
1,196	NVIDIA Corp.	247,763
1,164	NXP Semiconductors N.V.	227,993
1,675	QUALCOMM, Inc.	216,042
1,249	Skyworks Solutions, Inc.	205,810
1,787	Teradyne, Inc.	195,087
1,245	Texas Instruments, Inc.	239,301
		3,757,042
	Software – 5.1%
2,041	Citrix Systems, Inc.	219,142
488	Intuit, Inc.	263,281
884	Microsoft Corp.	249,217
8,795	NortonLifeLock, Inc.	222,514
3,076	Oracle Corp.	268,012
3,322	SS&C Technologies Holdings, Inc.	230,547
		1,452,713
	Specialty Retail – 3.0%
1,251	Best Buy Co., Inc.	132,243
451	Home Depot (The), Inc.	148,045
742	Lowe’s Cos., Inc.	150,522
1,160	Ross Stores, Inc.	126,266
2,134	TJX (The) Cos., Inc.	140,801
773	Tractor Supply Co.	156,618
		854,495
	Technology Hardware, Storage & Peripherals – 4.1%
1,748	Apple, Inc.	247,342
16,420	Hewlett Packard Enterprise Co.	233,985
7,930	HP, Inc.	216,965
2,926	NetApp, Inc.	262,638
2,723	Seagate Technology Holdings PLC	224,702
		1,185,632
	Textiles, Apparel & Luxury Goods – 0.9%
931	NIKE, Inc., Class B	135,209
1,753	VF Corp.	117,434
		252,643
Shares	Description	Value

	Tobacco – 0.3%
1,017	Altria Group, Inc.	$46,294
489	Philip Morris International, Inc.	46,352
		92,646
	Trading Companies & Distributors – 0.3%
480	Fastenal Co.	24,773
144	WW Grainger, Inc.	56,600
		81,373
	Water Utilities – 0.1%
187	American Water Works Co., Inc.	31,610
	Total Common Stocks	27,906,792
	(Cost $22,871,471)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
169	Alexandria Real Estate Equities, Inc.	32,291
114	American Tower Corp.	30,257
147	AvalonBay Communities, Inc.	32,581
268	Boston Properties, Inc.	29,038
158	Crown Castle International Corp.	27,385
204	Digital Realty Trust, Inc.	29,468
650	Duke Realty Corp.	31,115
38	Equinix, Inc.	30,025
399	Equity Residential	32,287
103	Essex Property Trust, Inc.	32,933
188	Extra Space Storage, Inc.	31,582
924	Healthpeak Properties, Inc.	30,936
825	Invitation Homes, Inc.	31,622
183	Mid-America Apartment Communities, Inc.	34,175
257	Prologis, Inc.	32,235
102	Public Storage	30,304
461	Realty Income Corp.	29,900
97	SBA Communications Corp.	32,065
236	Simon Property Group, Inc.	30,673
179	Sun Communities, Inc.	33,133
539	Ventas, Inc.	29,758
992	VICI Properties, Inc.	28,183
370	Welltower, Inc.	30,488
894	Weyerhaeuser Co.	31,800
	Total Real Estate Investment Trusts	744,234
	(Cost $577,814)
	Total Investments – 99.9%	28,651,026
	(Cost $23,449,285) (a)
	Net Other Assets and Liabilities – 0.1%	33,735
	Net Assets – 100.0%	$28,684,761

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,418,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $216,416. The net unrealized appreciation was $5,201,741.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,906,792	$ 27,906,792	$ —	$ —
Real Estate Investment Trusts*	744,234	744,234	—	—
Total Investments	$ 28,651,026	$ 28,651,026	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.7%
	Aerospace & Defense – 1.4%
967	BWX Technologies, Inc.	$52,083
473	Curtiss-Wright Corp.	59,683
266	Huntington Ingalls Industries, Inc.	51,354
1,191	Spirit AeroSystems Holdings, Inc., Class A	52,630
817	Textron, Inc.	57,035
		272,785
	Air Freight & Logistics – 0.3%
599	CH Robinson Worldwide, Inc.	52,113
	Auto Components – 1.1%
1,688	BorgWarner, Inc.	72,938
2,473	Gentex Corp.	81,560
467	Lear Corp.	73,076
		227,574
	Automobiles – 0.8%
1,788	Harley-Davidson, Inc.	65,459
724	Thor Industries, Inc.	88,878
		154,337
	Banks – 4.3%
948	Bank OZK	40,745
461	BOK Financial Corp.	41,283
560	Comerica, Inc.	45,080
536	Commerce Bancshares, Inc.	37,348
356	Cullen/Frost Bankers, Inc.	42,229
557	East West Bancorp, Inc.	43,190
48	First Citizens BancShares, Inc., Class A	40,472
813	First Financial Bankshares, Inc.	37,357
2,313	First Horizon Corp.	37,679
726	Glacier Bancorp, Inc.	40,184
452	Pinnacle Financial Partners, Inc.	42,524
532	Popular, Inc.	41,320
557	Prosperity Bancshares, Inc.	39,619
162	Signature Bank	44,109
489	SouthState Corp.	36,514
911	Synovus Financial Corp.	39,984
1,095	United Bankshares, Inc.	39,836
2,975	Valley National Bancorp	39,597
749	Webster Financial Corp.	40,791
430	Western Alliance Bancorp	46,793
756	Zions Bancorp N.A.	46,789
		863,443
	Building Products – 3.0%
780	A.O. Smith Corp.	47,635
898	AAON, Inc.	58,675
482	Advanced Drainage Systems, Inc.	52,138
403	Allegion PLC	53,269
523	Armstrong World Industries, Inc.	49,931
Shares	Description	Value

	Building Products (Continued)
293	Carlisle Cos., Inc.	$58,245
564	Fortune Brands Home & Security, Inc.	50,433
160	Lennox International, Inc.	47,067
573	Owens Corning	48,991
1,123	Rexnord Corp.	72,198
508	Simpson Manufacturing Co., Inc.	54,341
		592,923
	Capital Markets – 3.3%
259	Affiliated Managers Group, Inc.	39,132
642	Apollo Global Management, Inc.	39,541
628	Ares Management Corp., Class A	46,365
860	Carlyle Group (The), Inc.	40,661
335	Cboe Global Markets, Inc.	41,493
283	Evercore, Inc., Class A	37,829
119	FactSet Research Systems, Inc.	46,979
608	Interactive Brokers Group, Inc., Class A	37,903
1,495	Invesco, Ltd.	36,044
1,168	Jefferies Financial Group, Inc.	43,368
883	Lazard Ltd., Class A	40,441
296	LPL Financial Holdings, Inc.	46,401
155	Morningstar, Inc.	40,150
645	SEI Investments Co.	38,248
616	Stifel Financial Corp.	41,938
473	Tradeweb Markets, Inc., Class A	38,209
		654,702
	Chemicals – 3.5%
573	Ashland Global Holdings, Inc.	51,066
976	CF Industries Holdings, Inc.	54,480
1,443	Chemours (The) Co.	41,934
2,148	Element Solutions, Inc.	46,569
1,894	Huntsman Corp.	56,043
336	International Flavors & Fragrances, Inc.	44,930
1,574	Mosaic (The) Co.	56,223
156	NewMarket Corp.	52,848
1,084	Olin Corp.	52,303
211	Quaker Chemical Corp.	50,159
634	RPM International, Inc.	49,230
261	Scotts Miracle-Gro (The) Co.	38,200
1,547	Valvoline, Inc.	48,235
557	Westlake Chemical Corp.	50,765
		692,985
	Commercial Services & Supplies – 0.8%
5,209	ADT, Inc.	42,141
339	MSA Safety, Inc.	49,392
460	Tetra Tech, Inc.	68,697
		160,230

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment – 0.8%
6,038	Juniper Networks, Inc.	$166,166
	Construction & Engineering – 0.9%
456	EMCOR Group, Inc.	52,613
620	Quanta Services, Inc.	70,568
238	Valmont Industries, Inc.	55,959
		179,140
	Construction Materials – 0.3%
395	Eagle Materials, Inc.	51,808
	Consumer Finance – 0.6%
667	OneMain Holdings, Inc.	36,905
1,100	Santander Consumer USA Holdings, Inc.	45,870
1,908	SLM Corp.	33,581
		116,356
	Containers & Packaging – 1.8%
399	AptarGroup, Inc.	47,621
549	Crown Holdings, Inc.	55,328
3,098	Graphic Packaging Holding Co.	58,986
947	Sealed Air Corp.	51,886
1,354	Silgan Holdings, Inc.	51,939
840	Sonoco Products Co.	50,047
1,056	WestRock Co.	52,621
		368,428
	Diversified Consumer Services – 0.5%
1,527	Service Corp. International	92,017
	Diversified Financial Services – 0.4%
1,312	Equitable Holdings, Inc.	38,888
650	Voya Financial, Inc.	39,903
		78,791
	Electric Utilities – 1.9%
835	Alliant Energy Corp.	46,743
770	Evergy, Inc.	47,894
1,101	Hawaiian Electric Industries, Inc.	44,954
477	IDACORP, Inc.	49,312
1,155	NRG Energy, Inc.	47,159
1,383	OGE Energy Corp.	45,584
568	Pinnacle West Capital Corp.	41,100
1,010	Portland General Electric Co.	47,460
		370,206
	Electrical Equipment – 1.5%
300	Acuity Brands, Inc.	52,011
300	Hubbell, Inc.	54,201
420	Regal Beloit Corp.	63,143
Shares	Description	Value

	Electrical Equipment (Continued)
5,390	Vertiv Holdings Co.	$129,845
		299,200
	Electronic Equipment, Instruments & Components – 3.2%
1,305	Advanced Energy Industries, Inc.	114,514
2,532	Jabil, Inc.	147,793
220	Littelfuse, Inc.	60,119
3,480	National Instruments Corp.	136,520
1,208	SYNNEX Corp.	125,753
1,725	Vontier Corp.	57,960
		642,659
	Entertainment – 0.5%
2,271	Warner Music Group Corp., Class A	97,063
	Food & Staples Retailing – 0.9%
3,415	Albertsons Cos., Inc., Class A	106,309
345	Casey’s General Stores, Inc.	65,015
		171,324
	Food Products – 1.9%
860	Bunge Ltd.	69,935
2,774	Flowers Foods, Inc.	65,550
742	Ingredion, Inc.	66,045
833	Lamb Weston Holdings, Inc.	51,121
347	Lancaster Colony Corp.	58,577
17	Seaboard Corp.	69,700
		380,928
	Gas Utilities – 0.9%
484	Atmos Energy Corp.	42,689
891	National Fuel Gas Co.	46,795
628	ONE Gas, Inc.	39,797
1,005	UGI Corp.	42,833
		172,114
	Health Care Equipment & Supplies – 3.0%
4,250	DENTSPLY SIRONA, Inc.	246,712
2,367	Hill-Rom Holdings, Inc.	355,050
		601,762
	Health Care Providers & Services – 6.6%
567	Chemed Corp.	263,723
3,446	Encompass Health Corp.	258,588
3,102	Ensign Group (The), Inc.	232,309
7,728	Premier, Inc., Class A	299,537
1,836	Universal Health Services, Inc., Class B	254,047
		1,308,204

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 3.3%
2,197	Aramark	$72,193
688	Choice Hotels International, Inc.	86,943
413	Churchill Downs, Inc.	99,153
851	Texas Roadhouse, Inc.	77,722
1,376	Travel + Leisure Co.	75,033
3,494	Wendy’s (The) Co.	75,750
519	Wingstop, Inc.	85,080
1,133	Wyndham Hotels & Resorts, Inc.	87,456
		659,330
	Household Durables – 2.7%
2,012	KB Home	78,307
1,579	Leggett & Platt, Inc.	70,802
2,979	Newell Brands, Inc.	65,955
1,500	PulteGroup, Inc.	68,880
2,088	Tempur Sealy International, Inc.	96,904
1,417	Toll Brothers, Inc.	78,346
375	Whirlpool Corp.	76,448
		535,642
	Household Products – 0.6%
2,215	Reynolds Consumer Products, Inc.	60,558
262	WD-40 Co.	60,648
		121,206
	Independent Power & Renewable Electricity Producers – 0.4%
669	Ormat Technologies, Inc.	44,562
2,509	Vistra Corp.	42,904
		87,466
	Insurance – 4.3%
325	American Financial Group, Inc.	40,895
256	Assurant, Inc.	40,384
815	Axis Capital Holdings Ltd.	37,523
752	Brown & Brown, Inc.	41,698
878	CNA Financial Corp.	36,841
206	Erie Indemnity Co., Class A	36,755
158	Everest Re Group Ltd.	39,623
919	Fidelity National Financial, Inc.	41,668
641	First American Financial Corp.	42,979
419	Globe Life, Inc.	37,304
294	Hanover Insurance Group (The), Inc.	38,108
541	Kemper Corp.	36,133
242	Kinsale Capital Group, Inc.	39,131
636	Lincoln National Corp.	43,725
1,604	Old Republic International Corp.	37,101
261	Primerica, Inc.	40,097
350	Reinsurance Group of America, Inc.	38,941
268	RenaissanceRe Holdings Ltd.	37,359
Shares	Description	Value

	Insurance (Continued)
382	RLI Corp.	$38,303
492	Selective Insurance Group, Inc.	37,161
1,407	Unum Group	35,259
537	W.R. Berkley Corp.	39,298
		856,286
	IT Services – 1.1%
1,237	Genpact Ltd.	58,770
343	Jack Henry & Associates, Inc.	56,273
639	Maximus, Inc.	53,165
2,447	Western Union (The) Co.	49,478
		217,686
	Leisure Products – 0.6%
563	Brunswick Corp.	53,637
597	Polaris, Inc.	71,437
		125,074
	Life Sciences Tools & Services – 1.4%
3,539	Bruker Corp.	276,396
	Machinery – 3.9%
431	AGCO Corp.	52,810
1,414	Allison Transmission Holdings, Inc.	49,942
608	Crane Co.	57,644
885	Donaldson Co., Inc.	50,808
1,394	Flowserve Corp.	48,330
742	Graco, Inc.	51,918
613	ITT, Inc.	52,620
394	John Bean Technologies Corp.	55,377
426	Lincoln Electric Holdings, Inc.	54,865
256	Nordson Corp.	60,966
450	Oshkosh Corp.	46,067
251	Snap-on, Inc.	52,446
623	Timken (The) Co.	40,757
511	Toro (The) Co.	49,777
457	Woodward, Inc.	51,732
		776,059
	Media – 2.5%
86	Cable One, Inc.	155,929
2,519	Interpublic Group of (The) Cos., Inc.	92,372
1,879	New York Times (The) Co., Class A	92,578
3,175	News Corp., Class A	74,708
553	Nexstar Media Group, Inc., Class A	84,034
		499,621
	Metals & Mining – 0.9%
332	Reliance Steel & Aluminum Co.	47,283
440	Royal Gold, Inc.	42,016
841	Steel Dynamics, Inc.	49,182

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
2,092	United States Steel Corp.	$45,961
		184,442
	Multiline Retail – 0.3%
1,485	Kohl’s Corp.	69,929
	Multi-Utilities – 1.0%
709	Black Hills Corp.	44,497
1,898	CenterPoint Energy, Inc.	46,691
1,793	MDU Resources Group, Inc.	53,198
1,900	NiSource, Inc.	46,037
		190,423
	Oil, Gas & Consumable Fuels – 3.7%
6,132	Antero Midstream Corp.	63,896
2,946	APA Corp.	63,133
3,644	Cabot Oil & Gas Corp.	79,294
1,675	Continental Resources, Inc.	77,301
2,180	Devon Energy Corp.	77,412
679	Diamondback Energy, Inc.	64,281
1,934	HollyFrontier Corp.	64,073
4,678	Marathon Oil Corp.	63,948
2,022	Ovintiv, Inc.	66,483
1,431	Targa Resources Corp.	70,420
40	Texas Pacific Land Corp.	48,374
		738,615
	Paper & Forest Products – 0.3%
932	Louisiana-Pacific Corp.	57,197
	Pharmaceuticals – 1.4%
5,864	Perrigo Co. PLC	277,543
	Professional Services – 2.7%
660	Booz Allen Hamilton Holding Corp.	52,371
629	Exponent, Inc.	71,172
3,857	KBR, Inc.	151,966
472	ManpowerGroup, Inc.	51,108
631	Robert Half International, Inc.	63,308
1,677	Science Applications International Corp.	143,484
		533,409
	Road & Rail – 0.6%
1,236	Knight-Swift Transportation Holdings, Inc.	63,222
355	Landstar System, Inc.	56,026
		119,248
	Semiconductors & Semiconductor Equipment – 3.9%
6,216	Amkor Technology, Inc.	155,089
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,544	Brooks Automation, Inc.	$158,028
976	CMC Materials, Inc.	120,272
315	MKS Instruments, Inc.	47,537
1,793	Power Integrations, Inc.	177,489
662	Universal Display Corp.	113,176
		771,591
	Software – 2.0%
2,961	CDK Global, Inc.	125,990
1,497	Dolby Laboratories, Inc., Class A	131,736
1,057	Pegasystems, Inc.	134,345
		392,071
	Specialty Retail – 3.6%
399	Advance Auto Parts, Inc.	83,347
2,183	American Eagle Outfitters, Inc.	56,321
1,562	Bath & Body Works, Inc.	98,453
818	Dick’s Sporting Goods, Inc.	97,972
1,328	Foot Locker, Inc.	60,636
2,435	Gap (The), Inc.	55,275
238	Lithia Motors, Inc.	75,456
1,084	Penske Automotive Group, Inc.	109,050
513	Williams-Sonoma, Inc.	90,970
		727,480
	Technology Hardware, Storage & Peripherals – 0.6%
6,264	Xerox Holdings Corp.	126,345
	Textiles, Apparel & Luxury Goods – 1.5%
793	Carter’s, Inc.	77,111
832	Columbia Sportswear Co.	79,739
4,383	Hanesbrands, Inc.	75,212
695	Ralph Lauren Corp.	77,173
		309,235
	Thrifts & Mortgage Finance – 1.2%
889	Essent Group Ltd.	39,125
2,938	MGIC Investment Corp.	43,952
3,626	New York Community Bancorp, Inc.	46,667
647	PennyMac Financial Services, Inc.	39,551
1,796	Radian Group, Inc.	40,805
1,969	TFS Financial Corp.	37,529
		247,629
	Trading Companies & Distributors – 0.8%
1,347	Air Lease Corp.	52,991
626	MSC Industrial Direct Co., Inc., Class A	50,199

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
196	Watsco, Inc.	$51,865
		155,055
	Water Utilities – 0.2%
1,018	Essential Utilities, Inc.	46,909
	Total Common Stocks	17,869,145
	(Cost $15,568,719)
REAL ESTATE INVESTMENT TRUSTS – 10.2%
	Equity Real Estate Investment Trusts – 9.0%
599	Agree Realty Corp.	39,672
903	American Campus Communities, Inc.	43,750
1,086	American Homes 4 Rent, Class A	41,398
1,115	Americold Realty Trust	32,391
1,844	Brixmor Property Group, Inc.	40,771
318	Camden Property Trust	46,895
313	CoreSite Realty Corp.	43,363
1,148	Cousins Properties, Inc.	42,809
911	CubeSmart	44,138
590	CyrusOne, Inc.	45,672
1,255	Douglas Emmett, Inc.	39,671
256	EastGroup Properties, Inc.	42,657
568	Equity LifeStyle Properties, Inc.	44,361
360	Federal Realty Investment Trust	42,476
808	First Industrial Realty Trust, Inc.	42,081
911	Gaming and Leisure Properties, Inc.	42,197
1,398	Healthcare Realty Trust, Inc.	41,632
1,581	Healthcare Trust of America, Inc., Class A	46,892
934	Highwoods Properties, Inc.	40,965
221	Innovative Industrial Properties, Inc.	51,089
997	Iron Mountain, Inc.	43,320
1,339	JBG SMITH Properties	39,648
606	Kilroy Realty Corp.	40,123
2,024	Kimco Realty Corp.	41,998
404	Lamar Advertising Co., Class A	45,834
393	Life Storage, Inc.	45,093
2,100	Medical Properties Trust, Inc.	42,147
900	National Retail Properties, Inc.	38,871
1,163	Omega Healthcare Investors, Inc.	34,843
2,285	Physicians Realty Trust	40,262
285	PS Business Parks, Inc.	44,671
1,175	Rayonier, Inc.	41,924
659	Regency Centers Corp.	44,370
741	Rexford Industrial Realty, Inc.	42,052
538	Safehold, Inc.	38,677
528	SL Green Realty Corp.	37,404
882	Spirit Realty Capital, Inc.	40,607
1,128	STAG Industrial, Inc.	44,274
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
1,223	STORE Capital Corp.	$39,173
654	Terreno Realty Corp.	41,352
862	UDR, Inc.	45,669
904	Vornado Realty Trust	37,977
566	WP Carey, Inc.	41,341
		1,806,510
	Mortgage Real Estate Investment Trusts – 1.2%
2,366	AGNC Investment Corp.	37,312
4,500	Annaly Capital Management, Inc.	37,890
1,253	Blackstone Mortgage Trust, Inc., Class A	37,991
752	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,217
3,773	New Residential Investment Corp.	41,503
1,527	Starwood Property Trust, Inc.	37,274
		232,187
	Total Real Estate Investment Trusts	2,038,697
	(Cost $1,826,220)
	Total Investments – 99.9%	19,907,842
	(Cost $17,394,939) (a)
	Net Other Assets and Liabilities – 0.1%	27,147
	Net Assets – 100.0%	$19,934,989

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,989,486 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $476,583. The net unrealized appreciation was $2,512,903.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,869,145	$ 17,869,145	$ —	$ —
Real Estate Investment Trusts*	2,038,697	2,038,697	—	—
Total Investments	$ 19,907,842	$ 19,907,842	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.5%
	Aerospace & Defense – 0.6%
796	Kaman Corp.	$28,393
1,006	Maxar Technologies, Inc.	28,490
477	Moog, Inc., Class A	36,362
		93,245
	Air Freight & Logistics – 0.2%
447	Forward Air Corp.	37,110
	Auto Components – 1.1%
2,713	Dana, Inc.	60,337
491	LCI Industries	66,103
550	Patrick Industries, Inc.	45,815
		172,255
	Automobiles – 0.5%
949	Winnebago Industries, Inc.	68,755
	Banks – 10.5%
603	Ameris Bancorp	31,284
1,492	Associated Banc-Corp.	31,959
843	Atlantic Union Bankshares Corp.	31,064
488	BancFirst Corp.	29,339
1,079	BancorpSouth Bank	32,133
363	Bank of Hawaii Corp.	29,828
716	BankUnited, Inc.	29,943
563	Banner Corp.	31,083
776	Cathay General Bancorp	32,119
793	Columbia Banking System, Inc.	30,126
404	Community Bank System, Inc.	27,642
1,486	CVB Financial Corp.	30,270
545	Eagle Bancorp, Inc.	31,337
818	FB Financial Corp.	35,076
2,566	First BanCorp	33,743
1,293	First Financial Bancorp	30,269
1,079	First Hawaiian, Inc.	31,669
730	First Interstate BancSystem, Inc., Class A	29,390
733	First Merchants Corp.	30,669
2,477	FNB Corp.	28,783
1,938	Fulton Financial Corp.	29,613
932	Great Western Bancorp, Inc.	30,514
687	Hancock Whitney Corp.	32,371
651	Heartland Financial USA, Inc.	31,300
839	Hilltop Holdings, Inc.	27,410
1,238	Home BancShares, Inc.	29,130
2,157	Hope Bancorp, Inc.	31,147
405	Independent Bank Corp.	30,841
413	Independent Bank Group, Inc.	29,339
711	International Bancshares Corp.	29,606
2,145	Investors Bancorp, Inc.	32,411
496	Lakeland Financial Corp.	35,335
518	Live Oak Bancshares, Inc.	32,960
850	NBT Bancorp, Inc.	30,702
1,738	Old National Bancorp	29,459
722	Pacific Premier Bancorp, Inc.	29,920
742	PacWest Bancorp	33,627
Shares	Description	Value

	Banks (Continued)
260	Park National Corp.	$31,707
763	Renasant Corp.	27,506
693	Sandy Spring Bancorp, Inc.	31,753
895	Seacoast Banking Corp. of Florida	30,260
449	ServisFirst Bancshares, Inc.	34,932
1,043	Simmons First National Corp., Class A	30,831
1,004	Towne Bank	31,234
992	Trustmark Corp.	31,962
328	UMB Financial Corp.	31,721
1,656	Umpqua Holdings Corp.	33,534
954	United Community Banks, Inc.	31,310
862	Veritex Holdings, Inc.	33,928
857	WesBanco, Inc.	29,207
527	Westamerica BanCorp	29,649
404	Wintrust Financial Corp.	32,469
		1,615,414
	Beverages – 0.2%
81	Coca-Cola Consolidated, Inc.	31,929
	Building Products – 0.8%
339	CSW Industrials, Inc.	43,290
1,567	Griffon Corp.	38,548
549	UFP Industries, Inc.	37,321
		119,159
	Capital Markets – 2.4%
601	Artisan Partners Asset Management, Inc., Class A	29,401
406	B. Riley Financial, Inc.	23,970
1,304	Brightsphere Investment Group, Inc.	34,074
372	Cohen & Steers, Inc.	31,163
902	Federated Hermes, Inc.	29,315
334	Hamilton Lane, Inc., Class A	28,330
373	Houlihan Lokey, Inc.	34,353
537	Moelis & Co., Class A	33,224
235	Piper Sandler Cos.	32,538
428	PJT Partners, Inc., Class A	33,859
1,108	Virtu Financial, Inc., Class A	27,068
110	Virtus Investment Partners, Inc.	34,135
		371,430
	Chemicals – 2.5%
829	Avient Corp.	38,424
310	Balchem Corp.	44,972
717	Cabot Corp.	35,936
631	HB Fuller Co.	40,737
450	Innospec, Inc.	37,899
2,808	Kronos Worldwide, Inc.	34,847
518	Minerals Technologies, Inc.	36,177
471	Sensient Technologies Corp.	42,899
339	Stepan Co.	38,287

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
682	Trinseo S.A.	$36,814
		386,992
	Commercial Services & Supplies – 4.0%
906	ABM Industries, Inc.	40,779
717	Brady Corp., Class A	36,352
523	Brink’s (The) Co.	33,106
1,816	Covanta Holding Corp.	36,538
840	Deluxe Corp.	30,148
8,241	Healthcare Services Group, Inc.	205,942
1,368	Herman Miller, Inc.	51,519
1,467	HNI Corp.	53,868
4,579	Pitney Bowes, Inc.	33,015
4,267	Steelcase, Inc., Class A	54,105
171	UniFirst Corp.	36,358
		611,730
	Construction & Engineering – 1.0%
937	Arcosa, Inc.	47,009
509	Comfort Systems USA, Inc.	36,302
968	Granite Construction, Inc.	38,285
1,366	Primoris Services Corp.	33,453
		155,049
	Consumer Finance – 1.0%
399	FirstCash, Inc.	34,913
1,580	Navient Corp.	31,173
406	Nelnet, Inc., Class A	32,172
1,340	PROG Holdings, Inc.	56,293
		154,551
	Containers & Packaging – 0.3%
663	Greif, Inc., Class A	42,830
	Diversified Consumer Services – 1.2%
101	Graham Holdings Co., Class B	59,505
2,746	H&R Block, Inc.	68,650
848	Strategic Education, Inc.	59,784
		187,939
	Diversified Telecommunication Services – 0.6%
1,222	Cogent Communications Holdings, Inc.	86,566
	Electric Utilities – 0.7%
456	ALLETE, Inc.	27,141
429	MGE Energy, Inc.	31,532
824	Otter Tail Corp.	46,119
		104,792
Shares	Description	Value

	Electrical Equipment – 1.0%
776	AZZ, Inc.	$41,283
530	Encore Wire Corp.	50,260
410	EnerSys	30,521
3,513	GrafTech International Ltd.	36,254
		158,318
	Electronic Equipment, Instruments & Components – 3.1%
3,602	Avnet, Inc.	133,166
409	Badger Meter, Inc.	41,366
794	Belden, Inc.	46,258
2,934	Methode Electronics, Inc.	123,375
6,402	Vishay Intertechnology, Inc.	128,616
		472,781
	Energy Equipment & Services – 1.6%
6,172	Archrock, Inc.	50,919
1,499	Cactus, Inc., Class A	56,542
1,412	Core Laboratories N.V.	39,183
1,687	Helmerich & Payne, Inc.	46,241
5,532	Patterson-UTI Energy, Inc.	49,788
		242,673
	Entertainment – 0.4%
1,114	World Wrestling Entertainment, Inc., Class A	62,674
	Food & Staples Retailing – 0.6%
708	PriceSmart, Inc.	54,905
639	Weis Markets, Inc.	33,580
		88,485
	Food Products – 1.5%
1,006	B&G Foods, Inc. (a)	30,069
520	Calavo Growers, Inc.	19,885
911	Cal-Maine Foods, Inc.	32,942
1,004	Fresh Del Monte Produce, Inc.	32,349
189	J&J Snack Foods Corp.	28,883
176	Sanderson Farms, Inc.	33,123
973	Tootsie Roll Industries, Inc.	29,609
1,517	Utz Brands, Inc.	25,986
		232,846
	Gas Utilities – 1.1%
265	Chesapeake Utilities Corp.	31,813
807	New Jersey Resources Corp.	28,092
608	Northwest Natural Holding Co.	27,962
1,233	South Jersey Industries, Inc.	26,214
483	Southwest Gas Holdings, Inc.	32,303
442	Spire, Inc.	27,041
		173,425

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 3.8%
419	Atrion Corp.	$292,253
1,893	CONMED Corp.	247,661
147	Mesa Laboratories, Inc.	44,447
		584,361
	Health Care Providers & Services – 7.5%
5,668	National Research Corp.	239,020
6,146	Owens & Minor, Inc.	192,308
8,561	Patterson Cos., Inc.	258,029
6,156	Select Medical Holdings Corp.	222,662
2,245	U.S. Physical Therapy, Inc.	248,297
		1,160,316
	Health Care Technology – 0.7%
2,629	Simulations Plus, Inc.	103,845
	Hotels, Restaurants & Leisure – 1.3%
433	Cracker Barrel Old Country Store, Inc.	60,551
579	Jack in the Box, Inc.	56,354
617	Papa John’s International, Inc.	78,353
		195,258
	Household Durables – 1.4%
969	Century Communities, Inc.	59,545
328	Installed Building Products, Inc.	35,145
1,742	La-Z-Boy, Inc.	56,145
1,274	MDC Holdings, Inc.	59,521
		210,356
	Household Products – 0.4%
769	Energizer Holdings, Inc.	30,029
388	Spectrum Brands Holdings, Inc.	37,120
		67,149
	Independent Power & Renewable Electricity Producers – 0.2%
1,206	Clearway Energy, Inc., Class C	36,506
	Insurance – 2.0%
946	American Equity Investment Life Holding Co.	27,973
206	American National Group, Inc.	38,940
589	Argo Group International Holdings Ltd.	30,758
643	Assured Guaranty Ltd.	30,099
1,293	CNO Financial Group, Inc.	30,437
817	Horace Mann Educators Corp.	32,508
815	James River Group Holdings Ltd.	30,750
470	Mercury General Corp.	26,165
Shares	Description	Value

	Insurance (Continued)
539	Stewart Information Services Corp.	$34,097
27	White Mountains Insurance Group Ltd.	28,880
		310,607
	Internet & Direct Marketing Retail – 1.1%
1,471	Shutterstock, Inc.	166,694
	IT Services – 2.8%
385	Alliance Data Systems Corp.	38,843
3,060	CSG Systems International, Inc.	147,492
920	EVERTEC, Inc.	42,062
6,839	Switch, Inc., Class A	173,642
389	TTEC Holdings, Inc.	36,383
		438,422
	Leisure Products – 0.4%
1,305	Acushnet Holdings Corp.	60,943
	Machinery – 6.1%
263	Alamo Group, Inc.	36,696
450	Albany International Corp., Class A	34,591
618	Altra Industrial Motion Corp.	34,206
639	Astec Industries, Inc.	34,385
784	Barnes Group, Inc.	32,716
1,510	Enerpac Tool Group Corp.	31,302
413	EnPro Industries, Inc.	35,981
428	ESCO Technologies, Inc.	32,956
998	Federal Signal Corp.	38,543
498	Franklin Electric Co., Inc.	39,765
921	Greenbrier (The) Cos., Inc.	39,594
515	Helios Technologies, Inc.	42,287
911	Hillenbrand, Inc.	38,854
551	Hyster-Yale Materials Handling, Inc.	27,693
228	Kadant, Inc.	46,535
1,118	Kennametal, Inc.	38,269
243	Lindsay Corp.	36,885
941	Mueller Industries, Inc.	38,675
2,785	Mueller Water Products, Inc., Class A	42,388
277	Omega Flex, Inc.	39,525
616	SPX FLOW, Inc.	45,030
503	Tennant Co.	37,197
843	Terex Corp.	35,490
1,493	Trinity Industries, Inc.	40,565
275	Watts Water Technologies, Inc., Class A	46,225
		946,353
	Marine – 0.3%
627	Matson, Inc.	50,605

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media – 1.6%
2,755	Gray Television, Inc.	$62,869
1,071	John Wiley & Sons, Inc., Class A	55,917
1,941	Sinclair Broadcast Group, Inc., Class A	61,491
3,437	TEGNA, Inc.	67,778
		248,055
	Metals & Mining – 2.2%
1,015	Carpenter Technology Corp.	33,231
1,327	Commercial Metals Co.	40,421
688	Compass Minerals International, Inc.	44,307
5,489	Hecla Mining Co.	30,190
330	Kaiser Aluminum Corp.	35,957
541	Materion Corp.	37,134
3,197	Warrior Met Coal, Inc.	74,394
666	Worthington Industries, Inc.	35,098
		330,732
	Multiline Retail – 1.1%
978	Big Lots, Inc.	42,406
356	Dillard’s, Inc., Class A	61,417
1,828	Franchise Group, Inc.	64,730
		168,553
	Multi-Utilities – 0.4%
749	Avista Corp.	29,301
530	NorthWestern Corp.	30,369
		59,670
	Oil, Gas & Consumable Fuels – 2.2%
2,544	Delek US Holdings, Inc. (b)	45,716
6,462	Equitrans Midstream Corp.	65,525
1,527	Matador Resources, Co.	58,087
2,362	Murphy Oil Corp.	58,979
1,202	PDC Energy, Inc.	56,963
1,733	World Fuel Services Corp.	58,263
		343,533
	Paper & Forest Products – 0.2%
1,010	Schweitzer-Mauduit International, Inc.	35,007
	Personal Products – 0.9%
752	Edgewell Personal Care Co.	27,298
895	Inter Parfums, Inc.	66,919
117	Medifast, Inc.	22,539
583	Nu Skin Enterprises, Inc., Class A	23,594
		140,350
	Professional Services – 1.1%
457	ICF International, Inc.	40,805
Shares	Description	Value

	Professional Services (Continued)
444	Insperity, Inc.	$49,169
553	Korn Ferry	40,015
464	ManTech International Corp., Class A	35,227
		165,216
	Real Estate Management & Development – 0.4%
1,622	Kennedy-Wilson Holdings, Inc.	33,932
724	St. Joe (The) Co.	30,481
		64,413
	Road & Rail – 1.7%
690	ArcBest Corp.	56,421
2,414	Heartland Express, Inc.	38,672
2,516	Marten Transport Ltd.	39,476
540	Ryder System, Inc.	44,664
1,845	Schneider National, Inc., Class B	41,955
903	Werner Enterprises, Inc.	39,976
		261,164
	Software – 3.1%
4,259	Ebix, Inc.	114,695
1,287	InterDigital, Inc.	87,284
3,122	Progress Software Corp.	153,571
6,491	Xperi Holding Corp.	122,291
		477,841
	Specialty Retail – 3.4%
1,296	Buckle (The), Inc.	51,309
1,573	Camping World Holdings, Inc., Class A	61,142
417	Group 1 Automotive, Inc.	78,346
2,442	Guess?, Inc.	51,306
1,015	Monro, Inc.	58,373
483	Murphy USA, Inc.	80,787
1,215	Rent-A-Center, Inc.	68,295
1,441	Sonic Automotive, Inc., Class A	75,710
		525,268
	Textiles, Apparel & Luxury Goods – 1.5%
1,143	Kontoor Brands, Inc.	57,093
2,326	Levi Strauss & Co., Class A	57,010
1,473	Steven Madden Ltd.	59,156
1,916	Wolverine World Wide, Inc.	57,173
		230,432
	Thrifts & Mortgage Finance – 1.4%
2,597	Capitol Federal Financial, Inc.	29,840
603	Meta Financial Group, Inc.	31,645
2,243	Northwest Bancshares, Inc.	29,787
1,335	Provident Financial Services, Inc.	31,332
293	Walker & Dunlop, Inc.	33,256

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
961	Washington Federal, Inc.	$32,972
656	WSFS Financial Corp.	33,659
		222,491
	Tobacco – 0.2%
2,336	Vector Group Ltd.	29,784
	Trading Companies & Distributors – 2.1%
441	Applied Industrial Technologies, Inc.	39,747
699	Boise Cascade Co.	37,732
454	GATX Corp.	40,660
1,756	Global Industrial Co.	66,535
492	McGrath RentCorp	35,399
1,491	Rush Enterprises, Inc., Class A	67,334
767	Triton International Ltd.	39,915
		327,322
	Water Utilities – 0.9%
400	American States Water Co.	34,208
575	California Water Service Group	33,885
391	Middlesex Water Co.	40,187
505	SJW Group	33,360
		141,640
	Wireless Telecommunication Services – 1.2%
3,078	Shenandoah Telecommunications Co.	97,203
4,147	Telephone & Data Systems, Inc.	80,867
		178,070
	Total Common Stocks	13,951,904
	(Cost $13,537,486)
REAL ESTATE INVESTMENT TRUSTS – 9.2%
	Equity Real Estate Investment Trusts – 7.5%
1,468	Acadia Realty Trust	29,962
120	Alexander’s, Inc.	31,274
864	American Assets Trust, Inc.	32,331
2,115	Apple Hospitality REIT, Inc.	33,269
2,355	Brandywine Realty Trust	31,604
1,389	CareTrust REIT, Inc.	28,224
1,857	Columbia Property Trust, Inc.	35,320
1,154	Corporate Office Properties Trust	31,135
1,531	Easterly Government Properties, Inc.	31,630
2,686	Empire State Realty Trust, Inc., Class A	26,941
1,192	Essential Properties Realty Trust, Inc.	33,281
1,169	Four Corners Property Trust, Inc.	31,399
1,746	Global Net Lease, Inc.	27,971
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
1,159	Hudson Pacific Properties, Inc.	$30,447
1,768	Independence Realty Trust, Inc.	35,979
1,234	Industrial Logistics Properties Trust	31,356
1,466	Kite Realty Group Trust	29,848
2,698	Lexington Realty Trust	34,399
840	LTC Properties, Inc.	26,620
1,766	Macerich (The) Co.	29,510
1,882	Mack-Cali Realty Corp. (b)	32,220
482	National Health Investors, Inc.	25,787
638	National Storage Affiliates Trust	33,680
3,205	Paramount Group, Inc.	28,813
1,369	Pebblebrook Hotel Trust	30,679
1,748	Piedmont Office Realty Trust, Inc., Class A	30,468
607	PotlatchDeltic Corp.	31,309
1,828	Retail Opportunity Investments Corp.	31,844
2,819	Retail Properties of America, Inc., Class A	36,309
2,117	RLJ Lodging Trust	31,459
1,773	Sabra Health Care REIT, Inc.	26,099
2,563	Service Properties Trust	28,731
2,144	SITE Centers Corp.	33,103
1,710	Tanger Factory Outlet Centers, Inc.	27,873
3,044	Uniti Group, Inc.	37,654
1,688	Urban Edge Properties	30,907
1,402	Washington Real Estate Investment Trust	34,699
		1,154,134
	Mortgage Real Estate Investment Trusts – 1.7%
1,917	Apollo Commercial Real Estate Finance, Inc.	28,429
1,717	Arbor Realty Trust, Inc.	31,816
2,884	Broadmark Realty Capital, Inc.	28,436
2,028	Chimera Investment Corp.	30,116
2,651	Ladder Capital Corp.	29,294
6,666	MFA Financial, Inc.	30,464
6,844	New York Mortgage Trust, Inc.	29,155
1,450	PennyMac Mortgage Investment Trust	28,550
4,047	Two Harbors Investment Corp.	25,658
		261,918
	Total Real Estate Investment Trusts	1,416,052
	(Cost $1,354,524)

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
1,983	Golub Capital BDC, Inc.	$31,351
	(Cost $30,864)
MONEY MARKET FUNDS – 0.0%
10,144	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	10,144
	(Cost $10,144)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$10,526	BNP Paribas S.A., 0.03% (c), dated 9/30/21, due 10/1/21, with a maturity value of $10,526. Collateralized by U.S. Treasury Notes, interest rates of 0.357% to 0.750%, due 4/15/24 to 1/31/28. The value of the collateral including accrued interest is $10,793. (d)	10,526
	(Cost $10,526)
	Total Investments – 100.0%	15,419,977
	(Cost $14,943,544) (e)
	Net Other Assets and Liabilities – 0.0%	368
	Net Assets – 100.0%	$15,420,345

(a)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $19,429 and the total value of the collateral held by the Fund is $20,670.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,045,555 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $569,122. The net unrealized appreciation was $476,433.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,951,904	$ 13,951,904	$ —	$ —
Real Estate Investment Trusts*	1,416,052	1,416,052	—	—
Common Stocks - Business Development Companies*	31,351	31,351	—	—
Money Market Funds	10,144	10,144	—	—
Repurchase Agreements	10,526	—	10,526	—
Total Investments	$ 15,419,977	$ 15,409,451	$ 10,526	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$19,429
Non-cash Collateral (2)	(19,429)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$10,526
Non-cash Collateral (4)	(10,526)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Aerospace & Defense – 3.0%
677	General Dynamics Corp.	$132,712
428	L3Harris Technologies, Inc.	94,263
380	Lockheed Martin Corp.	131,138
238	Northrop Grumman Corp.	85,716
1,420	Raytheon Technologies Corp.	122,063
		565,892
	Air Freight & Logistics – 0.5%
503	United Parcel Service, Inc., Class B	91,596
	Banks – 4.3%
914	Bank of America Corp.	38,799
882	Citigroup, Inc.	61,899
1,601	Citizens Financial Group, Inc.	75,215
1,598	Fifth Third Bancorp	67,819
6,369	Huntington Bancshares, Inc.	98,465
323	JPMorgan Chase & Co.	52,872
3,753	KeyCorp	81,140
450	M&T Bank Corp.	67,203
273	PNC Financial Services Group (The), Inc.	53,410
3,290	Regions Financial Corp.	70,110
1,262	Truist Financial Corp.	74,016
1,119	US Bancorp	66,513
		807,461
	Beverages – 0.6%
763	Coca-Cola (The) Co.	40,034
849	Keurig Dr. Pepper, Inc.	29,002
251	PepsiCo, Inc.	37,753
		106,789
	Biotechnology – 4.1%
2,782	AbbVie, Inc.	300,095
805	Amgen, Inc.	171,183
4,172	Gilead Sciences, Inc.	291,414
		762,692
	Building Products – 0.4%
1,205	Johnson Controls International PLC	82,036
	Capital Markets – 2.7%
147	Ameriprise Financial, Inc.	38,826
1,023	Bank of New York Mellon (The) Corp.	53,032
42	BlackRock, Inc.	35,224
615	Blackstone, Inc.	71,549
168	CME Group, Inc.	32,488
2,914	Franklin Resources, Inc.	86,604
361	Morgan Stanley	35,129
453	Northern Trust Corp.	48,838
664	State Street Corp.	56,254
Shares	Description	Value

	Capital Markets (Continued)
218	T Rowe Price Group, Inc.	$42,880
		500,824
	Chemicals – 1.1%
60	Air Products & Chemicals, Inc.	15,367
101	Celanese Corp.	15,215
614	Dow, Inc.	35,342
1,069	DuPont de Nemours, Inc.	72,681
176	Eastman Chemical Co.	17,730
142	FMC Corp.	13,001
355	LyondellBasell Industries N.V., Class A	33,317
		202,653
	Commercial Services & Supplies – 0.1%
82	Republic Services, Inc.	9,845
67	Waste Management, Inc.	10,007
		19,852
	Communications Equipment – 0.5%
1,612	Cisco Systems, Inc.	87,741
	Consumer Finance – 0.9%
662	Ally Financial, Inc.	33,795
272	Discover Financial Services	33,415
1,999	Synchrony Financial	97,711
		164,921
	Containers & Packaging – 1.0%
481	International Paper Co.	26,898
1,105	Packaging Corp. of America	151,871
		178,769
	Distributors – 1.6%
2,402	Genuine Parts Co.	291,194
	Diversified Telecommunication Services – 3.0%
7,841	AT&T, Inc.	211,785
16,910	Lumen Technologies, Inc.	209,515
2,484	Verizon Communications, Inc.	134,161
		555,461
	Electric Utilities – 1.4%
243	American Electric Power Co., Inc.	19,727
393	Avangrid, Inc.	19,100
234	Duke Energy Corp.	22,836
459	Edison International	25,461
224	Entergy Corp.	22,245
217	Eversource Energy	17,742
459	Exelon Corp.	22,188
666	FirstEnergy Corp.	23,723
160	NextEra Energy, Inc.	12,563

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,258	PPL Corp.	$35,073
417	Southern (The) Co.	25,841
244	Xcel Energy, Inc.	15,250
		261,749
	Electrical Equipment – 1.6%
726	Eaton Corp. PLC	108,399
1,161	Emerson Electric Co.	109,366
275	Rockwell Automation, Inc.	80,861
		298,626
	Electronic Equipment, Instruments & Components – 2.9%
8,464	Corning, Inc.	308,852
1,633	TE Connectivity Ltd.	224,080
		532,932
	Energy Equipment & Services – 0.3%
1,415	Baker Hughes Co.	34,993
503	Schlumberger N.V.	14,909
		49,902
	Food & Staples Retailing – 1.5%
660	Kroger (The) Co.	26,684
401	Sysco Corp.	31,478
908	Walgreens Boots Alliance, Inc.	42,721
1,312	Walmart, Inc.	182,867
		283,750
	Food Products – 2.2%
534	Archer-Daniels-Midland Co.	32,045
932	Campbell Soup Co.	38,967
1,053	Conagra Brands, Inc.	35,665
730	General Mills, Inc.	43,668
143	Hershey (The) Co.	24,203
561	Hormel Foods Corp.	23,001
287	JM Smucker (The) Co.	34,448
742	Kellogg Co.	47,429
1,290	Kraft Heinz (The) Co.	47,498
223	McCormick & Co., Inc.	18,070
432	Mondelez International, Inc., Class A	25,134
432	Tyson Foods, Inc., Class A	34,102
		404,230
	Health Care Equipment & Supplies – 1.8%
858	Abbott Laboratories	101,356
393	Becton Dickinson and Co.	96,607
1,094	Medtronic PLC	137,133
		335,096
Shares	Description	Value

	Health Care Providers & Services – 2.1%
179	AmerisourceBergen Corp.	$21,382
4,253	Cardinal Health, Inc.	210,353
387	CVS Health Corp.	32,841
939	Quest Diagnostics, Inc.	136,446
		401,022
	Hotels, Restaurants & Leisure – 3.6%
1,147	McDonald’s Corp.	276,553
1,684	Starbucks Corp.	185,762
1,754	Yum! Brands, Inc.	214,532
		676,847
	Household Durables – 1.2%
1,430	Garmin Ltd.	222,308
	Household Products – 0.7%
184	Clorox (The) Co.	30,472
361	Colgate-Palmolive Co.	27,284
332	Kimberly-Clark Corp.	43,970
238	Procter & Gamble (The) Co.	33,273
		134,999
	Independent Power & Renewable Electricity Producers – 0.1%
510	AES (The) Corp.	11,643
	Industrial Conglomerates – 1.2%
797	3M Co.	139,810
410	Honeywell International, Inc.	87,035
		226,845
	Insurance – 3.5%
914	Aflac, Inc.	47,647
341	Allstate (The) Corp.	43,413
1,221	American International Group, Inc.	67,021
206	Arthur J. Gallagher & Co.	30,622
270	Chubb Ltd.	46,840
391	Cincinnati Financial Corp.	44,660
758	Hartford Financial Services Group (The), Inc.	53,249
203	Marsh & McLennan Cos., Inc.	30,740
1,121	MetLife, Inc.	69,199
1,238	Principal Financial Group, Inc.	79,727
925	Prudential Financial, Inc.	97,310
329	Travelers (The) Cos., Inc.	50,011
		660,439
	IT Services – 6.1%
501	Automatic Data Processing, Inc.	100,160
192	Broadridge Financial Solutions, Inc.	31,995

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
2,951	Cognizant Technology Solutions Corp., Class A	$218,994
4,678	International Business Machines Corp.	649,915
1,170	Paychex, Inc.	131,566
		1,132,630
	Leisure Products – 1.7%
3,642	Hasbro, Inc.	324,939
	Machinery – 2.3%
466	Caterpillar, Inc.	89,458
482	Cummins, Inc.	108,238
488	Illinois Tool Works, Inc.	100,836
872	PACCAR, Inc.	68,818
355	Stanley Black & Decker, Inc.	62,235
		429,585
	Media – 3.2%
5,047	Omnicom Group, Inc.	365,706
5,620	ViacomCBS, Inc., Class B	222,046
		587,752
	Metals & Mining – 0.2%
386	Newmont Corp.	20,960
155	Nucor Corp.	15,266
		36,226
	Multi-Utilities – 0.8%
195	Ameren Corp.	15,795
286	CMS Energy Corp.	17,083
353	Consolidated Edison, Inc.	25,624
310	Dominion Energy, Inc.	22,636
150	DTE Energy Co.	16,756
334	Public Service Enterprise Group, Inc.	20,341
107	Sempra Energy	13,536
196	WEC Energy Group, Inc.	17,287
		149,058
	Oil, Gas & Consumable Fuels – 2.6%
488	Chevron Corp.	49,508
472	ConocoPhillips	31,987
225	EOG Resources, Inc.	18,061
898	Exxon Mobil Corp.	52,820
3,266	Kinder Morgan, Inc.	54,640
652	Marathon Petroleum Corp.	40,300
1,239	ONEOK, Inc.	71,850
504	Phillips 66	35,295
86	Pioneer Natural Resources Co.	14,320
661	Valero Energy Corp.	46,647
2,362	Williams (The) Cos., Inc.	61,270
		476,698
Shares	Description	Value

	Pharmaceuticals – 5.2%
2,994	Bristol-Myers Squibb Co.	$177,155
429	Eli Lilly & Co.	99,120
1,070	Johnson & Johnson	172,805
2,909	Merck & Co., Inc.	218,495
6,964	Pfizer, Inc.	299,522
		967,097
	Professional Services – 1.1%
2,050	Leidos Holdings, Inc.	197,067
	Road & Rail – 0.8%
293	Norfolk Southern Corp.	70,100
440	Union Pacific Corp.	86,245
		156,345
	Semiconductors & Semiconductor Equipment – 8.6%
1,360	Analog Devices, Inc.	227,773
950	Broadcom, Inc.	460,684
6,617	Intel Corp.	352,554
1,980	QUALCOMM, Inc.	255,380
1,649	Texas Instruments, Inc.	316,954
		1,613,345
	Software – 2.6%
10,386	NortonLifeLock, Inc.	262,766
2,641	Oracle Corp.	230,110
		492,876
	Specialty Retail – 2.6%
2,262	Best Buy Co., Inc.	239,116
741	Home Depot (The), Inc.	243,241
		482,357
	Technology Hardware, Storage & Peripherals – 9.0%
34,751	Hewlett Packard Enterprise Co.	495,202
12,792	HP, Inc.	349,989
4,416	NetApp, Inc.	396,380
5,294	Seagate Technology Holdings PLC	436,861
		1,678,432
	Textiles, Apparel & Luxury Goods – 1.2%
3,468	VF Corp.	232,321
	Tobacco – 0.8%
2,031	Altria Group, Inc.	92,451
654	Philip Morris International, Inc.	61,993
		154,444
	Trading Companies & Distributors – 0.5%
347	Fastenal Co.	17,909

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
172	WW Grainger, Inc.	$67,606
		85,515
	Water Utilities – 0.0%
55	American Water Works Co., Inc.	9,297
	Total Common Stocks	18,124,253
	(Cost $17,926,493)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
103	Alexandria Real Estate Equities, Inc.	19,680
52	American Tower Corp.	13,801
113	AvalonBay Communities, Inc.	25,045
232	Boston Properties, Inc.	25,137
105	Crown Castle International Corp.	18,199
156	Digital Realty Trust, Inc.	22,534
348	Duke Realty Corp.	16,659
13	Equinix, Inc.	10,272
314	Equity Residential	25,409
72	Essex Property Trust, Inc.	23,021
108	Extra Space Storage, Inc.	18,143
937	Healthpeak Properties, Inc.	31,371
355	Invitation Homes, Inc.	13,607
111	Mid-America Apartment Communities, Inc.	20,729
131	Prologis, Inc.	16,431
68	Public Storage	20,203
491	Realty Income Corp.	31,846
236	Simon Property Group, Inc.	30,673
87	Sun Communities, Inc.	16,104
428	Ventas, Inc.	23,630
1,065	VICI Properties, Inc.	30,257
274	Welltower, Inc.	22,578
335	Weyerhaeuser Co.	11,916
	Total Real Estate Investment Trusts	487,245
	(Cost $462,834)
	Total Investments – 99.8%	18,611,498
	(Cost $18,389,327) (a)
	Net Other Assets and Liabilities – 0.2%	45,223
	Net Assets – 100.0%	$18,656,721

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $665,691 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $443,520. The net unrealized appreciation was $222,171.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,124,253	$ 18,124,253	$ —	$ —
Real Estate Investment Trusts*	487,245	487,245	—	—
Total Investments	$ 18,611,498	$ 18,611,498	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2021 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 26,963,282	$ 7,197,301	$ 28,651,026
Cash	12,761	44,720	15,347
Foreign currency	—	6,804	—
Receivables:
Dividends	110,139	20,096	30,701
Dividend reclaims	53,282	948	2,352
Securities lending income	—	—	—
Investment securities sold	7,936	—	—
Miscellaneous	—	75	—
Total Assets	27,147,400	7,269,944	28,699,426
LIABILITIES:
Due to custodian foreign currency	1,342	—	—
Payables:
Collateral for securities on loan	—	—	—
Investment advisory fees	15,235	4,595	14,665
Deferred foreign capital gains tax	—	52,094	—
Total Liabilities	16,577	56,689	14,665
NET ASSETS	$27,130,823	$7,213,255	$28,684,761
NET ASSETS consist of:
Paid-in capital	$ 27,114,057	$ 8,308,782	$ 23,100,772
Par value	5,000	1,500	9,000
Accumulated distributable earnings (loss)	11,766	(1,097,027)	5,574,989
NET ASSETS	$27,130,823	$7,213,255	$28,684,761
NET ASSET VALUE, per share	$54.26	$48.09	$31.87
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	150,002	900,002
Investments, at cost	$24,377,347	$6,946,013	$23,449,285
Foreign currency, at cost (proceeds)	$(1,459)	$6,802	$—
Securities on loan, at value	$—	$—	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 19,907,842	$ 15,419,977	$ 18,611,498
9,568	7,509	13,515
—	—	—

27,382	20,703	37,129
285	—	1,908
—	53	—
—	—	—
—	—	—
19,945,077	15,448,242	18,664,050

—	—	—

—	20,670	—
10,088	7,227	7,329
—	—	—
10,088	27,897	7,329
$ 19,934,989	$ 15,420,345	$ 18,656,721

$ 17,872,379	$ 14,336,135	$ 18,685,632
7,000	5,500	6,500
2,055,610	1,078,710	(35,411)
$ 19,934,989	$ 15,420,345	$ 18,656,721
$28.48	$28.04	$28.70
700,002	550,002	650,002
$17,394,939	$14,943,544	$18,389,327
$—	$—	$—
$—	$19,429	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2021 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 551,645	$ 259,364	$ 251,220
Interest	1	1	1
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(39,003)	(30,875)	(232)
Other	—	5	102
Total investment income	512,643	228,495	251,091
EXPENSES:
Investment advisory fees	86,049	28,150	85,229
Total expenses	86,049	28,150	85,229
NET INVESTMENT INCOME (LOSS)	426,594	200,345	165,862
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,281,564	353,149	(109,337)
In-kind redemptions	—	—	2,186,189
Foreign currency transactions	(1,087)	(1,912)	—
Foreign capital gains tax	—	(29,547)	—
Net realized gain (loss)	1,280,477	321,690	2,076,852
Net change in unrealized appreciation (depreciation) on:
Investments	(851,850)	(452,806)	(691,191)
Foreign currency translation	104	93	—
Deferred foreign capital gains tax	—	(6,592)	—
Net change in unrealized appreciation (depreciation)	(851,746)	(459,305)	(691,191)
NET REALIZED AND UNREALIZED GAIN (LOSS)	428,731	(137,615)	1,385,661
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 855,325	$ 62,730	$ 1,551,523

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$185,981	$156,011	$197,710
—	1	—
—	109	—
(45)	(77)	(81)
38	11	24
185,974	156,055	197,653

56,891	33,120	33,641
56,891	33,120	33,641
129,083	122,935	164,012

(147,408)	(81,961)	(83,529)
1,704,526	1,952,666	926,144
—	—	—
—	—	—
1,557,118	1,870,705	842,615

(1,170,874)	(2,125,805)	(938,039)
—	—	—
—	—	—
(1,170,874)	(2,125,805)	(938,039)
386,244	(255,100)	(95,424)
$515,327	$(132,165)	$68,588
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021
OPERATIONS:
Net investment income (loss)	$ 426,594	$ 454,114	$ 200,345	$ 224,764	$ 165,862	$ 284,909
Net realized gain (loss)	1,280,477	(1,877,558)	321,690	(1,244,104)	2,076,852	357,727
Net change in unrealized appreciation (depreciation)	(851,746)	8,864,314	(459,305)	3,132,914	(691,191)	8,858,970
Net increase (decrease) in net assets resulting from operations	855,325	7,440,870	62,730	2,113,574	1,551,523	9,501,606
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(448,377)	(290,666)	(230,448)	(258,857)	(161,280)	(298,901)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,798,364	—	—	—	7,910,011	4,276,066
Cost of shares redeemed	—	(7,153,907)	—	(2,034,284)	(6,304,919)	(2,870,281)
Net increase (decrease) in net assets resulting from shareholder transactions	2,798,364	(7,153,907)	—	(2,034,284)	1,605,092	1,405,785
Total increase (decrease) in net assets	3,205,312	(3,703)	(167,718)	(179,567)	2,995,335	10,608,490
NET ASSETS:
Beginning of period	23,925,511	23,929,214	7,380,973	7,560,540	25,689,426	15,080,936
End of period	$27,130,823	$23,925,511	$7,213,255	$7,380,973	$28,684,761	$25,689,426
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	600,002	150,002	200,002	850,002	800,002
Shares sold	50,000	—	—	—	250,000	150,000
Shares redeemed	—	(150,000)	—	(50,000)	(200,000)	(100,000)
Shares outstanding, end of period	500,002	450,002	150,002	150,002	900,002	850,002

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021	Six Months Ended 9/30/2021 (Unaudited)	Year Ended 3/31/2021

$ 129,083	$ 204,754	$ 122,935	$ 111,424	$ 164,012	$ 134,361
1,557,118	(520,571)	1,870,705	342,466	842,615	(193,374)
(1,170,874)	8,295,213	(2,125,805)	4,869,821	(938,039)	2,623,813
515,327	7,979,396	(132,165)	5,323,711	68,588	2,564,800

(111,465)	(207,871)	(101,085)	(123,600)	(140,546)	(143,336)

8,628,515	1,284,312	11,529,063	1,305,929	14,647,912	4,998,646
(5,744,867)	(3,504,213)	(5,739,840)	(2,587,996)	(4,341,155)	(3,372,720)
2,883,648	(2,219,901)	5,789,223	(1,282,067)	10,306,757	1,625,926
3,287,510	5,551,624	5,555,973	3,918,044	10,234,799	4,047,390

16,647,479	11,095,855	9,864,372	5,946,328	8,421,922	4,374,532
$19,934,989	$16,647,479	$15,420,345	$9,864,372	$18,656,721	$8,421,922

600,002	700,002	350,002	400,002	300,002	250,002
300,000	50,000	400,000	50,000	500,000	200,000
(200,000)	(150,000)	(200,000)	(100,000)	(150,000)	(150,000)
700,002	600,002	550,002	350,002	650,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended			Period Ended 3/31/2018 (a)
		3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 53.17	$ 39.88	$ 49.45	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	0.92	0.90	1.11	1.07	0.62
Net realized and unrealized gain (loss)	1.14	13.01	(9.02)	(1.90)	1.48
Total from investment operations	2.06	13.91	(7.91)	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(0.97)	(0.62)	(1.66)	(1.10)	(0.45)
Net asset value, end of period	$54.26	$53.17	$39.88	$49.45	$51.38
Total return (b)	3.85%	34.93%	(16.64)%	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 27,131	$ 23,926	$ 23,929	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	3.22% (c)	1.86%	2.24%	2.32%	1.74% (c)
Portfolio turnover rate (e)	32%	89%	62%	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended			Period Ended 3/31/2018 (a)
		3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 49.21	$ 37.80	$ 50.89	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.34	1.15	1.50	1.10	0.70
Net realized and unrealized gain (loss)	(0.92)	11.64	(13.22)	(3.62)	5.78
Total from investment operations	0.42	12.79	(11.72)	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.54)	(1.38)	(1.37)	(1.19)	(0.67)
Net realized gain	—	—	—	(0.34)	(0.58)
Total distributions	(1.54)	(1.38)	(1.37)	(1.53)	(1.25)
Net asset value, end of period	$48.09	$49.21	$37.80	$50.89	$54.94
Total return (b)	0.65%	34.44%	(23.66)%	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,213	$ 7,381	$ 7,561	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75% (c)	0.75%	0.75%	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	5.34% (c)	2.94%	2.83%	2.04%	1.75% (c)
Portfolio turnover rate (d)	33%	75%	82%	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended			Period Ended 3/31/2018 (a)
		3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 30.22	$ 18.85	$ 22.12	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.18	0.34	0.46	0.38	0.21
Net realized and unrealized gain (loss)	1.65	11.39	(3.27)	0.56	1.68
Total from investment operations	1.83	11.73	(2.81)	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.36)	(0.46)	(0.36)	(0.18)
Net asset value, end of period	$31.87	$30.22	$18.85	$22.12	$21.54
Total return (b)	6.05%	62.65%	(12.98)%	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 28,685	$ 25,689	$ 15,081	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.17% (c)	1.41%	2.03%	1.72%	1.71% (c)
Portfolio turnover rate (d)	9%	34%	24%	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended			Period Ended 3/31/2018 (a)
		3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 27.75	$ 15.85	$ 21.31	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.20	0.33	0.39	0.32	0.23
Net realized and unrealized gain (loss)	0.70	11.90	(5.45)	0.12	1.36
Total from investment operations	0.90	12.23	(5.06)	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.33)	(0.40)	(0.31)	(0.19)
Net asset value, end of period	$28.48	$27.75	$15.85	$21.31	$21.18
Total return (b)	3.26%	77.60%	(24.23)%	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,935	$ 16,647	$ 11,096	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.36% (c)	1.46%	1.76%	1.70%	1.71% (c)
Portfolio turnover rate (d)	22%	60%	43%	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended			Period Ended 3/31/2018 (a)
		3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 28.18	$ 14.87	$ 20.84	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.26	0.28	0.36	0.46	0.34
Net realized and unrealized gain (loss)	(0.18)	13.34	(5.98)	(0.09)	1.10
Total from investment operations	0.08	13.62	(5.62)	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.31)	(0.35)	(0.41)	(0.29)
Net asset value, end of period	$28.04	$28.18	$14.87	$20.84	$20.88
Total return (b)	0.27%	92.49%	(27.51)%	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,420	$ 9,864	$ 5,946	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.23% (c)	1.37%	1.97%	2.25%	2.22% (c)
Portfolio turnover rate (d)	22%	71%	52%	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Six Months Ended 9/30/2021 (Unaudited)	Year Ended			Period Ended 3/31/2018 (a)
		3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 28.07	$ 17.50	$ 21.73	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.28	0.58	0.73	0.78	0.41
Net realized and unrealized gain (loss)	0.61 (b)	10.61	(4.24)	0.58	1.18
Total from investment operations	0.89	11.19	(3.51)	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.62)	(0.72)	(0.72)	(0.35)
Net asset value, end of period	$28.70	$28.07	$17.50	$21.73	$21.09
Total return (c)	3.17%	64.82%	(16.81)%	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,657	$ 8,422	$ 4,375	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50% (d)	0.50%	0.50%	0.50%	0.50% (d) (e)
Ratio of net investment income (loss) to average net assets	2.44% (d)	2.65%	3.23%	2.98%	3.32% (d)
Portfolio turnover rate (f)	14%	89%	78%	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the six funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
Developed International Equity Select ETF - (ticker “RNDM”)
Emerging Markets Equity Select ETF - (ticker “RNEM”)
Large Cap US Equity Select ETF - (ticker “RNLC”)
Mid Cap US Equity Select ETF - (ticker “RNMC”)
Small Cap US Equity Select ETF - (ticker “RNSC”)
US Equity Dividend Select ETF - (ticker “RNDV”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2021, RNSC had securities in the securities lending program. During the six months ended September 30, 2021, only RNSC participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended September 30, 2021, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 290,666	$ —	$ —
Emerging Markets Equity Select ETF	258,857	—	—
Large Cap US Equity Select ETF	298,901	—	—
Mid Cap US Equity Select ETF	207,871	—	—
Small Cap US Equity Select ETF	123,600	—	—
US Equity Dividend Select ETF	143,336	—	—
As of March 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 138,265	$ (3,852,474)	$ 3,319,027
Emerging Markets Equity Select ETF	43,542	(1,492,793)	519,942
Large Cap US Equity Select ETF	17,688	(1,548,436)	5,715,494
Mid Cap US Equity Select ETF	15,622	(1,907,499)	3,543,625
Small Cap US Equity Select ETF	3,389	(1,194,774)	2,503,345
US Equity Dividend Select ETF	8,784	(1,039,828)	1,067,591
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of September 30, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2021, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
Developed International Equity Select ETF	$ 3,852,474
Emerging Markets Equity Select ETF	1,492,793
Large Cap US Equity Select ETF	1,548,436
Mid Cap US Equity Select ETF	1,907,499
Small Cap US Equity Select ETF	1,194,774
US Equity Dividend Select ETF	1,039,828
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap US Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 8,443,454	$ 8,255,215
Emerging Markets Equity Select ETF	2,473,377	2,582,893
Large Cap US Equity Select ETF	2,604,238	2,534,818
Mid Cap US Equity Select ETF	4,186,485	4,173,763
Small Cap US Equity Select ETF	2,561,573	2,485,690
US Equity Dividend Select ETF	1,962,906	1,901,474

For the six months ended September 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 2,561,445	$ —
Emerging Markets Equity Select ETF	—	—
Large Cap US Equity Select ETF	7,873,862	6,301,793
Mid Cap US Equity Select ETF	8,603,020	5,723,720
Small Cap US Equity Select ETF	11,474,590	5,722,659
US Equity Dividend Select ETF	14,588,873	4,345,893
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2022.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Variable Interest Entities Risk. In order to gain exposure to certain Chinese companies that are included in a Fund’s Index but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from. Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests. This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless. Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund’s associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund’s net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund’s shares.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following six series of the Trust (each a “Fund” and collectively, the “Funds”):
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)
Developed International Equity Select ETF (RNDM)
Emerging Markets Equity Select ETF (RNEM)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6–7, 2021. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6–7, 2021, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6–7, 2021 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2021 (Unaudited)
with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.
Board of Trustees
Effective November 1, 2021, Denise M. Keefe was appointed as a Trustee of the Trust. Ms. Keefe is Executive Vice President of Advocate Aurora Health and President of Advocate Aurora Continuing Health Division (together, “Advocate”), one of the largest integrated healthcare systems in the U.S. serving Illinois and Wisconsin. Ms. Keefe has been employed by Advocate since 1993 and is responsible for the Continuing Health Division’s strategic direction, fiscal management, business development, revenue enhancement, operational efficiencies, and human resource management of 4,000 employees. Ms. Keefe also currently serves on the boards of several organizations within the Advocate Aurora Continuing Health Division and other health care organizations, including RML Long Term Acute Care Hospitals (since 2014) and Senior Helpers (since 2021). Prior thereto, Ms. Keefe was Corporate Vice President, Marketing and Business Development for the Visiting Nurse Association of Chicago (1989 – 1992) and a former Board Member of Sherman West Court Skilled Nursing Facility.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange Traded Fund VI

S-Network Streaming & Gaming ETF

Statement of Assets and Liabilities

September 30, 2021

ASSETS:
Cash	$50
Total Assets	$50

NET ASSETS consist of:
Paid-in capital	$50
NET ASSETS	$50

Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2

NET ASSET VALUE, per share	$25.00

The accompanying notes are an integral part of the Statement of Assets and Liabilities.

Note 1: Organization

First Trust S-Network Streaming & Gaming ETF (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a series of the First Trust Exchange-Traded Fund VI, a registered open-end investment company that was organized as a Massachusetts business trust on June 4, 2012. The Fund has had no operations through September 30, 2021 other than matters relating to organization and registration and the sale of its shares to First Trust Portfolios L.P., the sole shareholder of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Global Streaming & Gaming Index (the “Index”). Once the Fund commences investment operations, the Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

Note 2: Significant Accounting Policies

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Assets and Liabilities. Actual results could differ from these estimates.

The Fund intends to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Note 3: Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements

First Trust Advisors L.P. (“First Trust”), the Fund’s Advisor, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Once the Fund commences investment operations, First Trust will be paid an annual unitary management fee of 0.70% of the Fund’s average daily net assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by the Fund. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Note 4: Capital

Subsequent to the Fund’s commencement of investment operations, the Fund will issue and redeem shares in primary market transactions through a creation and redemption mechanism. The Fund will not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

The Fund will impose fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also will impose fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

First Trust Exchange Traded Fund VI

S-Network Healthcare Technology ETF

Statement of Assets and Liabilities

September 30, 2021

ASSETS:
Cash	$50
Total Assets	$50

NET ASSETS consist of:
Paid-in capital	$50
NET ASSETS	$50

Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2

NET ASSET VALUE, per share	$25.00

The accompanying notes are an integral part of the Statement of Assets and Liabilities.

Note 1: Organization

First Trust S-Network Healthcare Technology ETF (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a series of the First Trust Exchange-Traded Fund VI, a registered open-end investment company that was organized as a Massachusetts business trust on June 4, 2012. The Fund has had no operations through September 30, 2021 other than matters relating to organization and registration and the sale of its shares to First Trust Portfolios L.P., the sole shareholder of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Healthcare Technology Index (the “Index”). Once the Fund commences investment operations, the Fund will normally invest at least 80% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

Note 2: Significant Accounting Policies

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Assets and Liabilities. Actual results could differ from these estimates.

The Fund intends to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Note 3: Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements

First Trust Advisors L.P. (“First Trust”), the Fund’s Advisor, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Once the Fund commences investment operations, First Trust will be paid an annual unitary management fee of 0.65% of the Fund’s average daily net assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by the Fund. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Note 4: Capital

Subsequent to the Fund’s commencement of investment operations, the Fund will issue and redeem shares in primary market transactions through a creation and redemption mechanism. The Fund will not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

The Fund will impose fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also will impose fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 9, 2021

* Print the name and title of each signing officer under his or her signature.